UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 9 of its series:

Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund and Wells Fargo Advantage VT Total Return Bond Fund

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage VT Discovery FundSM

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Discovery Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Discovery Fund for the six-month period that ended June 30, 2015. The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S. However, growing concern as to whether a newly elected anti-austerity government in Greece would default on the country’s debt and remove it from the eurozone resulted in late-period volatility for both U.S. and European stocks.

Major central banks continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. As the reporting period progressed, though, various comments by Fed Chair Janet Yellen led investors to believe that the FOMC would raise its key federal funds rate by late 2015. Moreover, the FOMC seemed confident that economic conditions would evolve in a way that it would most likely continue raising rates gradually over time.

In contrast, the European Central Bank (ECB) showed no signs of raising rates at any point in the near future. Rather, the ECB maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. The ECB also provided emergency liquidity to Greek banks while that country’s government negotiated with its creditors, which included the eurozone member states and the International Monetary Fund (IMF).

The prospect of a near-term rate hike in the U.S., combined with continued easing from the ECB and other major central banks, resulted in the U.S. dollar appreciating against a basket of currencies for the six-month reporting period.

Although U.S. economic growth slowed in the first quarter, market participants believed that its recovery remained on track.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the final estimate for annualized GDP growth came in at a modest 0.6% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports. The U.S. unemployment rate continued its slow improvement, easing from 5.7% in January 2015 to 5.3% in June.

U.S. stocks generally posted gains for the period, aided by a solid economy. However, uncertainty as to whether Greece would default on a June 30 payment to the IMF resulted in volatility and negative returns in the last month of the reporting period. The S&P 500 Index1, a measure of U.S. large-cap stocks, ended the period with a gain of 1.23%. Growth stocks outperformed value stocks in the large-cap space, and health care delivered the best return among the index’s sectors.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Discovery Fund	3

Small-cap stocks solidly outperformed large caps for the period, with the Russell 2000® Index2 gaining 4.75%. Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period. Because larger companies tend to be globally diversified, a stronger dollar can dampen their earnings growth; smaller companies often have more of a domestic focus and thus are less likely to face currency-related headwinds. Small-cap growth stocks significantly outperformed small-cap value stocks, with the information technology sector delivering the highest returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage VT Discovery Fund	Performance highlights (unaudited)

The Fund is currently closed to new insurance companies1.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns (%) as of June 30, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 2	5-8-1992	11.69	19.92	11.75	1.14	1.14
Russell 2500™ Growth Index[4]	–	11.30	19.55	10.32	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Discovery Fund	5

Ten largest holdings[5] (%) as of June 30, 2015
ServiceMaster Global Holdings Incorporated	2.26
Carlisle Companies Incorporated	2.11
Wabtec Corporation	2.09
CoStar Group Incorporated	2.05
SEI Investments Company	2.03
Cinemark Holdings Incorporated	1.93
Splunk Incorporated	1.76
Axalta Coating Systems Limited	1.73
Tyler Technologies Incorporated	1.69
Tableau Software Incorporated Class A	1.64

Sector distribution[6] as of June 30, 2015

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has contractually committed through April 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class 2. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2500TM Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage VT Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class 2
Actual	$1,000.00	$1,098.99	$5.98	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Discovery Fund	7

Security name	Shares	Value

Common Stocks: 96.21%

Consumer Discretionary: 25.16%

Auto Components: 1.14%
Gentherm Incorporated †	30,269	$1,662,071

Diversified Consumer Services: 3.72%
Bright Horizons Family Solutions Incorporated †	36,600	2,115,480
ServiceMaster Global Holdings Incorporated †	90,925	3,288,757

		5,404,237

Hotels, Restaurants & Leisure: 3.92%
Dave & Buster Entertainment Incorporated †	57,311	2,068,354
Domino’s Pizza Incorporated	17,000	1,927,800
Vail Resorts Incorporated	15,500	1,692,600

		5,688,754

Household Durables: 2.80%
Harman International Industries Incorporated	16,400	1,950,616
Jarden Corporation †	41,000	2,121,750

		4,072,366

Internet & Catalog Retail: 1.19%
Vipshop Holdings Limited ADR †	77,700	1,728,825

Leisure Products: 0.95%
The Brunswick Corporation	27,200	1,383,392

Media: 1.93%
Cinemark Holdings Incorporated	69,700	2,799,849

Specialty Retail: 5.38%
Caleres Incorporated	42,500	1,350,650
Lithia Motors Incorporated Class A	20,100	2,274,516
The Men’s Wearhouse Incorporated	31,700	2,031,019
The Michaels Companies Incorporated †	80,438	2,164,587

		7,820,772

Textiles, Apparel & Luxury Goods: 4.13%
Carter’s Incorporated	21,000	2,232,300
Columbia Sportswear Company	31,277	1,891,007
lululemon athletica incorporated †	28,799	1,880,575

		6,003,882

Consumer Staples: 2.02%

Beverages: 1.06%
Constellation Brands Incorporated Class A	13,300	1,543,066

Food & Staples Retailing: 0.96%
Sprouts Farmers Market Incorporated †	51,543	1,390,630

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Discovery Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Energy: 1.59%

Oil, Gas & Consumable Fuels: 1.59%
Diamondback Energy Incorporated †	25,100	$1,892,038
Sanchez Energy Corporation «†	43,470	426,006

		2,318,044

Financials: 4.43%

Capital Markets: 3.55%
Affiliated Managers Group Incorporated †	800	174,880
Evercore Partners Incorporated Class A	4,090	220,696
Raymond James Financial Incorporated	30,400	1,811,232
SEI Investments Company	60,100	2,946,703

		5,153,511

Real Estate Management & Development: 0.88%
The Howard Hughes Corporation †	8,900	1,277,506

Health Care: 20.84%

Biotechnology: 8.20%
Alnylam Pharmaceuticals Incorporated †	13,323	1,597,028
AMAG Pharmaceuticals Incorporated †	28,474	1,966,414
BioMarin Pharmaceutical Incorporated †	9,567	1,308,574
bluebird bio Incorporated †	5,800	976,546
Cepheid Incorporated †	34,953	2,137,376
Medivation Incorporated †	14,789	1,688,904
Novavax Incorporated †	126,134	1,405,133
Puma Biotechnology Incorporated «†	1,700	198,475
Ultragenyx Pharmaceutical Incorporated †	6,200	634,818

		11,913,268

Health Care Equipment & Supplies: 6.35%
Alere Incorporated †	41,990	2,214,973
Align Technology Incorporated †	35,900	2,251,289
DexCom Incorporated †	26,056	2,083,959
IDEXX Laboratories Incorporated †	9,236	592,397
The Cooper Companies Incorporated	11,700	2,082,249

		9,224,867

Health Care Providers & Services: 4.35%
Community Health Systems Incorporated †	32,900	2,071,713
Envision Healthcare Holdings Incorporated †	57,958	2,288,182
VCA Incorporated †	36,000	1,958,580

		6,318,475

Pharmaceuticals: 1.94%
Catalent Incorporated †	42,519	1,247,082
GW Pharmaceuticals plc «†	6,500	798,460
Jazz Pharmaceuticals plc †	4,400	774,708

		2,820,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Discovery Fund	9

Security name	Shares	Value

Industrials: 15.77%

Aerospace & Defense: 2.37%
Huntington Ingalls Industries Incorporated	12,900	$1,452,411
TASER International Incorporated «†	59,700	1,988,607

		3,441,018

Airlines: 1.06%
Spirit Airlines Incorporated †	24,700	1,533,870

Building Products: 1.51%
Allegion plc	36,500	2,195,110

Electrical Equipment: 1.58%
Acuity Brands Incorporated	12,800	2,303,744

Industrial Conglomerates: 2.10%
Carlisle Companies Incorporated	30,557	3,059,367

Machinery: 5.78%
Allison Transmission Holdings Incorporated	40,900	1,196,734
Proto Labs Incorporated «†	14,900	1,005,452
Snap-on Incorporated	7,672	1,221,766
WABCO Holdings Incorporated †	15,600	1,930,032
Wabtec Corporation	32,300	3,043,952

		8,397,936

Road & Rail: 1.37%
Old Dominion Freight Line Incorporated †	29,000	1,989,545

Information Technology: 22.41%

Electronic Equipment, Instruments & Components: 1.27%
Cognex Corporation	38,500	1,851,850

Internet Software & Services: 2.05%
CoStar Group Incorporated †	14,779	2,974,422

IT Services: 6.42%
Black Knight Financial Services Incorporated †	32,802	1,012,598
EPAM Systems Incorporated †	26,000	1,851,980
Euronet Worldwide Incorporated †	34,493	2,128,218
Vantiv Incorporated Class A †	53,453	2,041,370
WEX Incorporated †	20,100	2,290,797

		9,324,963

Semiconductors & Semiconductor Equipment: 2.37%
Ambarella Incorporated †	15,800	1,622,502
Tower Semiconductor Limited «†	62,900	971,176
Veeco Instruments Incorporated †	29,700	853,578

		3,447,256

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Discovery Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name		Shares	Value

Software: 10.30%
CyberArk Software Limited «†		21,494	$1,350,253
Fleetmatics Group plc †		38,204	1,789,093
Guidewire Software Incorporated †		33,291	1,762,093
Imperva Incorporated †		11,227	760,068
Mobileye NV «†		16,300	866,671
Solera Holdings Incorporated		23,420	1,043,595
Splunk Incorporated †		36,800	2,562,016
Tableau Software Incorporated Class A †		20,615	2,376,910
Tyler Technologies Incorporated †		18,975	2,454,986

			14,965,685

Materials: 2.80%

Chemicals: 1.73%
Axalta Coating Systems Limited †		75,783	2,506,902

Construction Materials: 1.07%
Vulcan Materials Company		18,600	1,561,098

Telecommunication Services: 1.19%

Wireless Telecommunication Services: 1.19%
SBA Communications Corporation Class A †		14,984	1,722,709

Total Common Stocks (Cost $114,588,937)			139,799,240

	Yield
Short-Term Investments: 6.11%

Investment Companies: 6.11%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	5,697,700	5,697,700
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12	3,177,206	3,177,206

Total Short-Term Investments (Cost $8,874,906)			8,874,906

Total investments in securities (Cost $123,463,843) *	102.32%	148,674,146
Other assets and liabilities, net	(2.32)	(3,368,569)

Total net assets	100.00%	$145,305,577

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $123,597,022 and unrealized gains (losses) consists of:

Gross unrealized gains	$28,091,489
Gross unrealized losses	(3,014,365)

Net unrealized gains	$25,077,124

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Discovery Fund	11

Assets
Investments
In unaffiliated securities (including $5,567,283 of securities loaned), at value (cost $114,588,937)	$139,799,240
In affiliated securities, at value (cost $8,874,906)	8,874,906

Total investments, at value (cost $123,463,843)	148,674,146
Cash	3,650
Receivable for investments sold	4,746,055
Receivable for Fund shares sold	402,776
Receivable for dividends	18,310
Receivable for securities lending income	8,781
Prepaid expenses and other assets	3,832

Total assets	153,857,550

Liabilities
Payable for investments purchased	2,399,130
Payable for Fund shares redeemed	298,745
Payable upon receipt of securities loaned	5,697,700
Advisory fee payable	82,476
Distribution fee payable	29,975
Administration fee payable	15,587
Accrued expenses and other liabilities	28,360

Total liabilities	8,551,973

Total net assets	$145,305,577

NET ASSETS CONSIST OF
Paid-in capital	$90,209,602
Accumulated net investment loss	(509,780)
Accumulated net realized gains on investments	30,395,452
Net unrealized gains on investments	25,210,303

Total net assets	$145,305,577

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$145,305,577
Shares outstanding – Class 2[1]	4,305,791
Net asset value per share – Class 2	$33.75

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Discovery Fund	Statement of operations—six months ended June 30, 2015 (unaudited)

Investment income
Dividends	$245,870
Securities lending income, net	53,523
Income from affiliated securities	974

Total investment income	300,367

Expenses
Advisory fee	493,134
Administration fee	91,582
Distribution fee
Class 2	176,119
Custody and accounting fees	11,760
Professional fees	19,771
Shareholder report expenses	14,445
Trustees’ fees and expenses	7,133
Other fees and expenses	5,920

Total expenses	819,864
Less: Fee waivers and/or expense reimbursements	(9,717)

Net expenses	810,147

Net investment loss	(509,780)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	10,339,814
Net change in unrealized gains (losses) on investments	3,617,708

Net realized and unrealized gains (losses) on investments	13,957,522

Net increase in net assets resulting from operations	$13,447,742

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Discovery Fund	13

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment loss		$(509,780)		$(990,469)
Net realized gains on investments		10,339,814		20,144,541
Net change in unrealized gains (losses) on investments		3,617,708		(19,385,645)

Net increase (decrease) in net assets resulting from operations		13,447,742		(231,573)

Distributions to shareholders from
Net realized gains – Class 2		0		(18,974,676)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	181,639	5,939,521	363,614	11,794,023
Reinvestment of distributions – Class 2	0	0	644,301	18,974,676
Payment for shares redeemed – Class 2	(385,642)	(12,571,254)	(999,205)	(31,523,941)

Net decrease in net assets resulting from capital share transactions		(6,631,733)		(755,242)

Total increase (decrease) in net assets		6,816,009		(19,961,491)

Net assets
Beginning of period		138,489,568		158,451,059

End of period		$145,305,577		$138,489,568

Accumulated net investment loss		$(509,780)		$0

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 2		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$30.71	$35.20	$25.16	$21.37	$21.28	$15.70
Net investment loss	(0.12)	(0.22)	(0.17)	(0.01)	(0.18)	(0.13)
Net realized and unrealized gains (losses) on investments	3.16	0.16	11.06	3.80	0.27	5.71

Total from investment operations	3.04	(0.06)	10.89	3.79	0.09	5.58
Distributions to shareholders from
Net investment income	0.00	0.00	(0.00)[2]	0.00	0.00	0.00
Net realized gains	0.00	(4.43)	(0.85)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(4.43)	(0.85)	0.00	0.00	0.00
Net asset value, end of period	$33.75	$30.71	$35.20	$25.16	$21.37	$21.28
Total return[3]	9.90%	0.36%	43.80%	17.74%	0.42%	35.54%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.14%	1.16%	1.21%	1.18%	1.26%
Net expenses	1.15%	1.14%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.72)%	(0.68)%	(0.56)%	(0.03)%	(0.75)%	(0.71)%
Supplemental data
Portfolio turnover rate	49%	79%	88%	98%	113%	101%
Net assets, end of period (000s omitted)	$145,306	$138,490	$158,451	$111,458	$98,099	$110,755

[1]	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Discovery Fund	15

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage VT Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

16	Wells Fargo Advantage VT Discovery Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Discovery Fund	17

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$36,564,148	$0	$0	$36,564,148
Consumer staples	2,933,696	0	0	2,933,696
Energy	2,318,044	0	0	2,318,044
Financials	6,431,017	0	0	6,431,017
Health care	30,276,860	0	0	30,276,860
Industrials	22,920,590	0	0	22,920,590
Information technology	32,564,176	0	0	32,564,176
Materials	4,068,000	0	0	4,068,000
Telecommunication services	1,722,709	0	0	1,722,709

Short-term investments
Investment companies	3,177,206	5,697,700	0	8,874,906
Total assets	$142,976,446	$5,697,700	$0	$148,674,146

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2015, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fee

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.13% and declining to 0.11% as the average daily net assets of the Fund increase.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

18	Wells Fargo Advantage VT Discovery Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2015 were $68,758,775 and $80,197,686, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $101 in commitment fees.

For the six months ended June 30, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTION

On July 9, 2015, the Fund declared a distribution from long-term capital gains to shareholders of record on July 8, 2015. The per share amount payable on July 10, 2015 was $4.71780 for Class 2.

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Advantage VT Discovery Fund	19

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20	Wells Fargo Advantage VT Discovery Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT Discovery Fund	21

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

22	Wells Fargo Advantage VT Discovery Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage VT Discovery Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

Other information (unaudited)	Wells Fargo Advantage VT Discovery Fund	23

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class 2) was higher than the average performance of the Universe for all periods under review except the one-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2500™ Growth Index, for all periods under review except the five- and ten-year periods.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to market factors and investment decisions that affected the Fund’s performance, and of longer term recent outperformance.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the Management Rate includes transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was lower than the average rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

24	Wells Fargo Advantage VT Discovery Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage VT Discovery Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235285 08-15 SVT1/SAR138 06-15

Wells Fargo Advantage

VT Index Asset Allocation Fund

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Index Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Domestic equity and fixed-income markets were influenced by investor concerns about increasing interest rates in the U.S., slowing growth globally, negotiations between Greece and its creditors, and reversals in China’s stock market.

Government bond yields in most developed countries increased during the second quarter.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Index Asset Allocation Fund for the six-month period that ended June 30, 2015. Domestic equity and fixed-income markets were influenced by investor concerns about increasing interest rates in the U.S., slowing growth globally, negotiations between Greece and its creditors, and reversals in China’s stock market. These concerns were counterbalanced by improving U.S. economic data and the policy efforts of central banks overseas to spark economic activity.

U.S. stock returns moderated compared with the prior two years as the stock market rally aged.

The U.S. stock market rally entered its seventh year in 2015. After delivering full-year gains of more than 30% in 2013 and more than 13% in 2014, the S&P 500 Index1 gained 1.23% during the first six months of 2015. Observers attributed a first-quarter contraction in annual gross domestic product (GDP) growth to a harsh winter, a stronger U.S. dollar, and lower capital spending by U.S. energy companies still struggling with oil and natural gas prices that remained substantially below mid-2014 levels. On the positive side, corporate earnings were generally favorable, consumer confidence improved, and the labor market continued to recover. Unemployment declined to 5.3% in June 2015 from 6.1% one year earlier.

Equity market volatility increased over the period on renewed concerns of slowing global growth and short-term interest-rate increases. At the end of 2014, stocks in 9 of the 10 economic sectors recorded positive returns for the year, with the energy sector being the lone notable exception. By comparison, half of the 10 sectors recorded negative returns for the six-month period that ended June 30, 2015. In a reversal from full-year 2014 results, mid-cap and small-cap stocks outperformed large-cap stocks for the six-month period. Growth stocks, which are stocks of companies expected to grow earnings at an above-average rate relative to the market, outperformed value stocks, which are those that tend to trade at a lower price than their dividends, earnings, sales, or other fundamental characteristics might suggest.

The U.S. Federal Reserve kept short-term interest rates low, which continued to stifle fixed-income returns. For the period, the Barclays U.S. Aggregate Bond Index2 was essentially flat. Government bond yields in most developed countries increased during the second quarter. The increases came after yields for many European sovereign bonds fell to multiyear lows during the first quarter. Despite the increases, yields remain at the low end of historical ranges generally, with U.S. yields remaining among the highest. Medium- and long-term U.S. Treasury bond yields increased modestly during the period with rates on the 30-year Treasury bond rising more significantly than the 10-year rate. The Barclays Global Aggregate ex-U.S. Dollar Bond Index3 lost 6.57%.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

[3]	The Barclays Global Aggregate ex-U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	3

In overseas markets, central banks intervened to stimulate economic activity.

In the Pacific region, the Bank of Japan maintained accommodative monetary policies as it sought to stimulate economic growth. Japan’s economy rebounded from a recession in the final quarter of 2014, and the outlook improved further in May when consumer spending in Japan increased for the first time in more than a year. Early in 2015, the European Central Bank launched a quantitative easing–related bond-buying program and kept interest rates low. Early indications were that the policies benefited economic growth in some of the larger eurozone member countries when, for the first time in five years, all four of the region’s largest economies—France, Germany, Italy, and Spain—recorded GDP growth during the first quarter of 2015. In China, economic growth remains positive but at lower levels than in recent years. In response, the People’s Bank of China reduced interest rates five times in eight months through June 30, 2015, in an effort to spark economic activity. Monetary policies intended to spur international economies can benefit U.S. companies, especially companies that maintain overseas operations or offer products and services in foreign markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage VT Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of June 30, 2015

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	4-15-1994	9.35	15.03	7.16	1.02	1.00
Index Asset Allocation Composite Index[3]	–	10.99	14.31	8.19	–	–
Barclays U.S. Treasury 20+ Year Index[4,6]	–	6.71	6.50	6.06	–	–
Barclays U.S. Treasury Index[5,6]	–	2.31	2.74	4.05	–	–
S&P 500 Index[7]	–	7.42	17.34	7.89	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	5

Ten largest holdings[8] (%) as of June 30, 2015
Apple Incorporated	2.36
Microsoft Corporation	1.17
Exxon Mobil Corporation	1.14
Johnson & Johnson	0.88
General Electric Company	0.87
Wells Fargo & Company	0.86
JPMorgan Chase & Company	0.82
Berkshire Hathaway Incorporated Class B	0.81
The Procter & Gamble Company	0.69
Pfizer Incorporated	0.67

Neutral target allocation[9]

Current target allocation[9] as of June 30, 2015

Equity sector distribution[10] as of June 30, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The Adviser has contractually committed through April 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The Index Asset Allocation Composite Index is weighted 40% in the Barclays U.S. Treasury 20+ Year Index and 60% in the S&P 500 Index. You cannot invest directly in an index.

[4]	The Barclays U.S. Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

[5]	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

[6]	Effective April 1, 2015, the Fund changed its benchmark from the Barclays U.S. Treasury 20+ Year Index to the Barclays U.S. Treasury Index to better align its duration range.

[7]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation (TAA) Model as of the date specified and is subject to change.

[10]	Amounts are calculated based on the total long-term equity investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage VT Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class 2
Actual	$1,000.00	$1,009.41	$4.98	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	7

Security name	Shares	Value

Common Stocks: 59.43%

Consumer Discretionary: 7.59%

Auto Components: 0.25%
BorgWarner Incorporated	651	$37,003
Delphi Automotive plc	831	70,710
Johnson Controls Incorporated	1,885	93,364
The Goodyear Tire & Rubber Company	776	23,396

		224,473

Automobiles: 0.38%
Ford Motor Company	11,443	171,759
General Motors Company	3,886	129,520
Harley-Davidson Incorporated	601	33,866

		335,145

Distributors: 0.04%
Genuine Parts Company	438	39,214

Diversified Consumer Services: 0.03%
H&R Block Incorporated	792	23,483

Hotels, Restaurants & Leisure: 1.04%
Carnival Corporation	1,298	64,108
Chipotle Mexican Grill Incorporated †	89	53,844
Darden Restaurants Incorporated	361	25,660
Marriott International Incorporated Class A	593	44,113
McDonald’s Corporation	2,759	262,298
Royal Caribbean Cruises Limited	474	37,299
Starbucks Corporation	4,319	231,563
Starwood Hotels & Resorts Worldwide Incorporated	491	39,815
Wyndham Worldwide Corporation	345	28,259
Wynn Resorts Limited	234	23,089
Yum! Brands Incorporated	1,244	112,060

		922,108

Household Durables: 0.27%
D.R. Horton Incorporated	960	26,266
Garmin Limited	346	15,200
Harman International Industries Incorporated	204	24,264
Leggett & Platt Incorporated	396	19,277
Lennar Corporation Class A	514	26,235
Mohawk Industries Incorporated †	177	33,789
Newell Rubbermaid Incorporated	773	31,778
PulteGroup Incorporated	944	19,022
Whirlpool Corporation	226	39,109

		234,940

Internet & Catalog Retail: 0.93%
Amazon.com Incorporated †	1,100	477,499
Expedia Incorporated	287	31,383

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail (continued)
Netflix Incorporated †	174	$114,308
The Priceline Group Incorporated †	148	170,403
TripAdvisor Incorporated †	322	28,059

		821,652

Leisure Products: 0.06%
Hasbro Incorporated	322	24,082
Mattel Incorporated	974	25,022

		49,104

Media: 2.19%
Cablevision Systems Corporation New York Group Class A	634	15,178
CBS Corporation Class B	1,302	72,261
Comcast Corporation Class A	7,235	435,113
DIRECTV †	1,447	134,267
Discovery Communications Incorporated Class A	429	14,269
Discovery Communications Incorporated Class C †	751	23,341
Gannett Company Incorporated †	326	4,561
Interpublic Group of Companies Incorporated	1,189	22,912
News Corporation Class A †	1,441	21,024
Omnicom Group Incorporated	702	48,782
Scripps Networks Interactive Incorporated Class A	273	17,846
Tegna Incorporated	652	20,910
The Walt Disney Company	4,493	512,831
Time Warner Cable Incorporated	813	144,852
Time Warner Incorporated	2,373	207,424
Twenty-First Century Fox Incorporated Class A	5,093	165,752
Viacom Incorporated Class B	1,028	66,450

		1,927,773

Multiline Retail: 0.47%
Dollar General Corporation	855	66,468
Dollar Tree Incorporated †	593	46,841
Family Dollar Stores Incorporated	276	21,752
Kohl’s Corporation	569	35,625
Macy’s Incorporated	967	65,243
Nordstrom Incorporated	405	30,173
Target Corporation	1,838	150,036

		416,138

Specialty Retail: 1.39%
AutoNation Incorporated †	216	13,604
AutoZone Incorporated †	90	60,021
Bed Bath & Beyond Incorporated †	493	34,007
Best Buy Company Incorporated	843	27,490
CarMax Incorporated †	602	39,858
GameStop Corporation Class A	306	13,146
L Brands Incorporated	705	60,440
Lowe’s Companies Incorporated	2,684	179,747
O’Reilly Automotive Incorporated †	290	65,534

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	9

Security name	Shares	Value

Specialty Retail (continued)
Ross Stores Incorporated	1,191	$57,895
Staples Incorporated	1,844	28,232
The Gap Incorporated	756	28,857
The Home Depot Incorporated	3,738	415,404
The TJX Companies Incorporated	1,958	129,561
Tiffany & Company	323	29,651
Tractor Supply Company	392	35,256
Urban Outfitters Incorporated †	280	9,800

		1,228,503

Textiles, Apparel & Luxury Goods: 0.54%
Coach Incorporated	795	27,515
Fossil Group Incorporated †	122	8,462
HanesBrands Incorporated	1,155	38,485
Michael Kors Holdings Limited †	572	24,075
Nike Incorporated Class B	2,004	216,472
PVH Corporation	237	27,302
Ralph Lauren Corporation	173	22,898
Under Armour Incorporated Class A †	483	40,302
VF Corporation	978	68,206

		473,717

Consumer Staples: 5.58%

Beverages: 1.24%
Brown-Forman Corporation Class B	448	44,881
Coca-Cola Enterprises Incorporated	616	26,759
Constellation Brands Incorporated Class A	487	56,502
Dr Pepper Snapple Group Incorporated	552	40,241
Molson Coors Brewing Company Class B	460	32,113
Monster Beverage Corporation †	421	56,422
PepsiCo Incorporated	4,248	396,508
The Coca-Cola Company	11,291	442,946

		1,096,372

Food & Staples Retailing: 1.42%
Costco Wholesale Corporation	1,265	170,851
CVS Health Corporation	3,248	340,650
Sysco Corporation	1,710	61,731
The Kroger Company	1,410	102,239
Wal-Mart Stores Incorporated	4,542	322,164
Walgreens Boots Alliance Incorporated	2,512	212,113
Whole Foods Market Incorporated	1,030	40,623

		1,250,371

Food Products: 0.99%
Archer Daniels Midland Company	1,786	86,121
Campbell Soup Company	511	24,349
ConAgra Foods Incorporated	1,229	53,732
General Mills Incorporated	1,715	95,560

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Food Products (continued)
Hormel Foods Corporation	388	$21,872
Kellogg Company	721	45,207
Keurig Green Mountain Incorporated	332	25,441
Kraft Foods Group Incorporated	1,705	145,164
McCormick & Company Incorporated	367	29,709
Mead Johnson Nutrition Company	582	52,508
Mondelez International Incorporated Class A	4,681	192,576
The Hershey Company	422	37,486
The JM Smucker Company	279	30,246
Tyson Foods Incorporated Class A	839	35,767

		875,738

Household Products: 1.05%
Colgate-Palmolive Company	2,447	160,058
Kimberly-Clark Corporation	1,047	110,951
The Clorox Company	377	39,216
The Procter & Gamble Company	7,809	610,976

		921,201

Personal Products: 0.06%
The Estee Lauder Companies Incorporated Class A	642	55,636

Tobacco: 0.82%
Altria Group Incorporated	5,660	276,831
Philip Morris International	4,459	357,478
Reynolds American Incorporated	1,197	89,368

		723,677

Energy: 4.68%

Energy Equipment & Services: 0.77%
Baker Hughes Incorporated	1,251	77,187
Cameron International Corporation †	550	28,804
Diamond Offshore Drilling Incorporated	192	4,956
Ensco plc Class A	674	15,010
FMC Technologies Incorporated †	664	27,549
Halliburton Company	2,449	105,478
Helmerich & Payne Incorporated	309	21,760
National Oilwell Varco Incorporated	1,116	53,880
Noble Corporation plc	696	10,711
Schlumberger Limited	3,654	314,938
Transocean Limited «	983	15,846

		676,119

Oil, Gas & Consumable Fuels: 3.91%
Anadarko Petroleum Corporation	1,462	114,124
Apache Corporation	1,085	62,529
Cabot Oil & Gas Corporation	1,191	37,564
Chesapeake Energy Corporation	1,490	16,643
Chevron Corporation	5,412	522,096
Cimarex Energy Company	269	29,673

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	3,549	$217,944
CONSOL Energy Incorporated	658	14,305
Devon Energy Corporation	1,112	66,153
EOG Resources Incorporated	1,580	138,329
EQT Corporation	438	35,627
Exxon Mobil Corporation	12,034	1,001,229
Hess Corporation	702	46,950
Kinder Morgan Incorporated	4,993	191,681
Marathon Oil Corporation	1,942	51,541
Marathon Petroleum Corporation	1,564	81,813
Murphy Oil Corporation	481	19,995
Newfield Exploration Company †	467	16,868
Noble Energy Incorporated	1,114	47,546
Occidental Petroleum Corporation	2,211	171,949
ONEOK Incorporated	600	23,688
Phillips 66	1,561	125,754
Pioneer Natural Resources Company	429	59,498
QEP Resources Incorporated	467	8,644
Range Resources Corporation	478	23,604
Southwestern Energy Company †	1,114	25,321
Spectra Energy Corporation	1,933	63,016
Tesoro Corporation	362	30,556
The Williams Companies Incorporated	1,940	111,337
Valero Energy Corporation	1,463	91,584

		3,447,561

Financials: 9.82%

Banks: 3.69%
Bank of America Corporation	30,229	514,498
BB&T Corporation	2,104	84,812
Citigroup Incorporated	8,733	482,411
Comerica Incorporated	512	26,276
Fifth Third Bancorp	2,331	48,531
Huntington Bancshares Incorporated	2,327	26,318
JPMorgan Chase & Company	10,682	723,812
KeyCorp	2,442	36,679
M&T Bank Corporation	382	47,723
People’s United Financial Incorporated	890	14,427
PNC Financial Services Group Incorporated	1,490	142,519
Regions Financial Corporation	3,858	39,969
SunTrust Banks Incorporated	1,485	63,885
US Bancorp	5,103	221,470
Wells Fargo & Company (l)	13,487	758,509
Zions Bancorporation	584	18,533

		3,250,372

Capital Markets: 1.39%
Affiliated Managers Group Incorporated †	157	34,320
Ameriprise Financial Incorporated	521	65,089
Bank of New York Mellon Corporation	3,228	135,479

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
BlackRock Incorporated	364	$125,937
Charles Schwab Corporation	3,327	108,627
E*TRADE Financial Corporation †	834	24,978
Franklin Resources Incorporated	1,122	55,012
Goldman Sachs Group Incorporated	1,156	241,361
Invesco Limited	1,240	46,488
Legg Mason Incorporated	280	14,428
Morgan Stanley	4,423	171,568
Northern Trust Corporation	631	48,246
State Street Corporation	1,185	91,245
T. Rowe Price Group Incorporated	755	58,686

		1,221,464

Consumer Finance: 0.48%
American Express Company	2,514	195,388
Capital One Financial Corporation	1,573	138,377
Discover Financial Services	1,273	73,350
Navient Corporation	1,120	20,395

		427,510

Diversified Financial Services: 1.18%
Berkshire Hathaway Incorporated Class B †	5,249	714,441
CME Group Incorporated	913	84,964
Intercontinental Exchange Incorporated	321	71,779
Leucadia National Corporation	908	22,046
McGraw Hill Financial Incorporated	788	79,155
Moody’s Corporation	512	55,276
The NASDAQ OMX Group Incorporated	341	16,644

		1,044,305

Insurance: 1.63%
ACE Limited	940	95,579
AFLAC Incorporated	1,248	77,626
American International Group Incorporated	3,837	237,203
Aon plc	810	80,741
Assurant Incorporated	194	12,998
Cincinnati Financial Corporation	425	21,327
Genworth Financial Incorporated Class A †	1,432	10,840
Lincoln National Corporation	728	43,112
Loews Corporation	855	32,926
Marsh & McLennan Companies Incorporated	1,549	87,828
MetLife Incorporated	3,212	179,840
Principal Financial Group Incorporated	789	40,468
Prudential Financial Incorporated	1,304	114,126
The Allstate Corporation	1,177	76,352
The Chubb Corporation	661	62,888
The Hartford Financial Services Group Incorporated	1,208	50,217
The Progressive Corporation	1,536	42,747
The Travelers Companies Incorporated	917	88,637
Torchmark Corporation	362	21,076

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	13

Security name	Shares	Value

Insurance (continued)
UnumProvident Corporation	718	$25,669
XL Group plc	882	32,810

		1,435,010

Real Estate Management & Development: 0.03%
CBRE Group Incorporated Class A †	805	29,785

REITs: 1.40%
American Tower Corporation	1,218	113,627
Apartment Investment & Management Company Class A	450	16,619
AvalonBay Communities Incorporated	380	60,751
Boston Properties Incorporated	441	53,379
Crown Castle International Corporation	971	77,971
Equity Residential	1,047	73,468
Essex Property Trust Incorporated	187	39,738
General Growth Properties Incorporated	1,811	46,470
HCP Incorporated	1,328	48,432
Health Care REIT Incorporated	1,010	66,286
Host Hotels & Resorts Incorporated	2,181	43,249
Iron Mountain Incorporated	539	16,709
Kimco Realty Corporation	1,188	26,778
Plum Creek Timber Company	505	20,488
Prologis Incorporated	1,508	55,947
Public Storage Incorporated	417	76,882
Realty Income Corporation	669	29,697
Simon Property Group Incorporated	896	155,026
SL Green Realty Corporation	286	31,429
The Macerich Company	404	30,138
Ventas Incorporated	952	59,110
Vornado Realty Trust	504	47,845
Weyerhaeuser Company	1,490	46,935

		1,236,974

Thrifts & Mortgage Finance: 0.02%
Hudson City Bancorp Incorporated	1,387	13,704

Health Care: 9.18%

Biotechnology: 1.91%
Alexion Pharmaceuticals Incorporated †	644	116,416
Amgen Incorporated	2,188	335,902
Biogen Incorporated †	677	273,467
Celgene Corporation †	2,283	264,223
Gilead Sciences Incorporated	4,229	495,131
Regeneron Pharmaceuticals Incorporated †	216	110,188
Vertex Pharmaceuticals Incorporated †	701	86,559

		1,681,886

Health Care Equipment & Supplies: 1.34%
Abbott Laboratories	4,285	210,308
Baxter International Incorporated	1,566	109,510

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson & Company	602	$85,273
Boston Scientific Corporation †	3,859	68,304
C.R. Bard Incorporated	213	36,359
DENTSPLY International Incorporated	402	20,723
Edwards Lifesciences Corporation †	309	44,011
Henry Schein Incorporated †	240	34,109
Intuitive Surgical Incorporated †	106	51,357
Medtronic plc	4,102	303,958
St. Jude Medical Incorporated	805	58,821
Stryker Corporation	860	82,190
Varian Medical Systems Incorporated †	287	24,203
Zimmer Holdings Incorporated	490	53,523

		1,182,649

Health Care Providers & Services: 1.72%
Aetna Incorporated	1,005	128,097
AmerisourceBergen Corporation	600	63,804
Anthem Incorporated	761	124,911
Cardinal Health Incorporated	952	79,635
Cigna Corporation	741	120,042
DaVita HealthCare Partners Incorporated †	494	39,258
Express Scripts Holding Company †	2,099	186,685
HCA Holdings Incorporated †	834	75,660
Humana Incorporated	430	82,250
Laboratory Corporation of America Holdings †	288	34,911
McKesson Corporation	666	149,723
Patterson Companies Incorporated	246	11,968
Quest Diagnostics Incorporated	412	29,878
Tenet Healthcare Corporation †	285	16,496
UnitedHealth Group Incorporated	2,740	334,280
Universal Health Services Incorporated Class B	262	37,230

		1,514,828

Health Care Technology: 0.07%
Cerner Corporation †	881	60,842

Life Sciences Tools & Services: 0.26%
Agilent Technologies Incorporated	959	36,998
PerkinElmer Incorporated	325	17,108
Thermo Fisher Scientific Incorporated	1,146	148,705
Waters Corporation †	237	30,426

		233,237

Pharmaceuticals: 3.88%
AbbVie Incorporated	4,950	332,591
Allergan plc †	1,129	342,606
Bristol-Myers Squibb Company	4,798	319,259
Eli Lilly & Company	2,811	234,690
Endo International plc †	583	46,436
Hospira Incorporated †	497	44,089

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	15

Security name	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	7,981	$777,828
Mallinckrodt plc †	336	39,554
Merck & Company Incorporated	8,132	462,955
Mylan NV †	1,185	80,414
Perrigo Company plc	420	77,629
Pfizer Incorporated	17,724	594,286
Zoetis Incorporated	1,439	69,389

		3,421,726

Industrials: 5.99%

Aerospace & Defense: 1.55%
General Dynamics Corporation	899	127,379
Honeywell International Incorporated	2,250	229,433
L-3 Communications Holdings Incorporated	236	26,758
Lockheed Martin Corporation	770	143,143
Northrop Grumman Corporation	558	88,516
Precision Castparts Corporation	397	79,348
Raytheon Company	878	84,007
Rockwell Collins Incorporated	380	35,093
Textron Incorporated	799	35,659
The Boeing Company	1,850	256,632
United Technologies Corporation	2,383	264,346

		1,370,314

Air Freight & Logistics: 0.43%
C.H. Robinson Worldwide Incorporated	419	26,141
Expeditors International of Washington Incorporated	550	25,358
FedEx Corporation	758	129,163
United Parcel Service Incorporated Class B	1,997	193,529

		374,191

Airlines: 0.27%
American Airlines Group Incorporated	1,994	79,630
Delta Air Lines Incorporated	2,364	97,113
Southwest Airlines Company	1,923	63,632

		240,375

Building Products: 0.05%
Allegion plc	275	16,539
Masco Corporation	1,000	26,670

		43,209

Commercial Services & Supplies: 0.25%
Cintas Corporation	273	23,093
Pitney Bowes Incorporated	580	12,070
Republic Services Incorporated	718	28,124
Stericycle Incorporated †	244	32,674
The ADT Corporation	493	16,550

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
Tyco International plc	1,213	$46,676
Waste Management Incorporated	1,225	56,779

		215,966

Construction & Engineering: 0.06%
Fluor Corporation	423	22,423
Jacobs Engineering Group Incorporated †	361	14,664
Quanta Services Incorporated †	609	17,551

		54,638

Electrical Equipment: 0.32%
AMETEK Incorporated	694	38,017
Eaton Corporation plc	1,344	90,707
Emerson Electric Company	1,923	106,592
Rockwell Automation Incorporated	387	48,236

		283,552

Industrial Conglomerates: 1.42%
3M Company	1,825	281,598
Danaher Corporation	1,772	151,665
General Electric Company	29,002	770,583
Roper Industries Incorporated	289	49,841

		1,253,687

Machinery: 0.89%
Caterpillar Incorporated	1,738	147,417
Cummins Incorporated	482	63,234
Deere & Company	961	93,265
Dover Corporation	461	32,353
Flowserve Corporation	387	20,379
Illinois Tool Works Incorporated	973	89,312
Ingersoll-Rand plc	761	51,307
Joy Global Incorporated	280	10,136
Paccar Incorporated	1,021	65,150
Pall Corporation	307	38,206
Parker Hannifin Corporation	399	46,416
Pentair plc	517	35,544
Snap-on Incorporated	167	26,595
Stanley Black & Decker Incorporated	442	46,516
Xylem Incorporated	521	19,313

		785,143

Professional Services: 0.13%
Dun & Bradstreet Corporation	103	12,566
Equifax Incorporated	342	33,205
Nielsen Holdings NV	1,062	47,546
Robert Half International Incorporated	388	21,534

		114,851

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	17

Security name	Shares	Value

Road & Rail: 0.51%
CSX Corporation	2,843	$92,824
Kansas City Southern	318	29,002
Norfolk Southern Corporation	877	76,615
Ryder System Incorporated	153	13,368
Union Pacific Corporation	2,519	240,237

		452,046

Trading Companies & Distributors: 0.11%
Fastenal Company	782	32,985
United Rentals Incorporated †	279	24,446
W.W. Grainger Incorporated	171	40,467

		97,898

Information Technology: 11.70%

Communications Equipment: 0.91%
Cisco Systems Incorporated	14,639	401,987
F5 Networks Incorporated †	206	24,792
Harris Corporation	353	27,149
Juniper Networks Incorporated	1,011	26,256
Motorola Solutions Incorporated	533	30,562
QUALCOMM Incorporated	4,690	293,735

		804,481

Electronic Equipment, Instruments & Components: 0.24%
Amphenol Corporation Class A	889	51,535
Corning Incorporated	3,622	71,462
FLIR Systems Incorporated	403	12,420
TE Connectivity Limited	1,170	75,231

		210,648

Internet Software & Services: 2.02%
Akamai Technologies Incorporated †	514	35,887
eBay Incorporated †	3,182	191,684
Equinix Incorporated	165	41,910
Facebook Incorporated Class A †	6,063	519,993
Google Incorporated Class A †	823	444,453
Google Incorporated Class C †	826	429,941
VeriSign Incorporated †	301	18,578
Yahoo! Incorporated †	2,512	98,696

		1,781,142

IT Services: 2.01%
Accenture plc Class A	1,802	174,398
Alliance Data Systems Corporation †	177	51,673
Automatic Data Processing Incorporated	1,351	108,391
Cognizant Technology Solutions Corporation Class A †	1,757	107,335
Computer Sciences Corporation	396	25,993
Fidelity National Information Services Incorporated	815	50,367
Fiserv Incorporated †	681	56,407

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

IT Services (continued)
International Business Machines Corporation	2,635	$428,609
MasterCard Incorporated Class A	2,789	260,716
Paychex Incorporated	941	44,114
Teradata Corporation †	407	15,059
The Western Union Company	1,486	30,210
Total System Services Incorporated	471	19,674
Visa Incorporated Class A	5,563	373,555
Xerox Corporation	2,987	31,782

		1,778,283

Semiconductors & Semiconductor Equipment: 1.43%
Altera Corporation	866	44,339
Analog Devices Incorporated	902	57,895
Applied Materials Incorporated	3,545	68,135
Avago Technologies Limited	739	98,235
Broadcom Corporation Class A	1,565	80,582
First Solar Incorporated †	217	10,195
Intel Corporation	13,655	415,317
KLA-Tencor Corporation	460	25,857
Lam Research Corporation	455	37,014
Linear Technology Corporation	689	30,474
Microchip Technology Incorporated «	581	27,554
Micron Technology Incorporated †	3,101	58,423
NVIDIA Corporation	1,470	29,562
Qorvo Incorporated †	429	34,436
Skyworks Solutions Incorporated	549	57,151
Texas Instruments Incorporated	2,994	154,221
Xilinx Incorporated	744	32,855

		1,262,245

Software: 2.21%
Adobe Systems Incorporated †	1,368	110,822
Autodesk Incorporated †	655	32,799
CA Incorporated	911	26,683
Citrix Systems Incorporated †	461	32,344
Electronic Arts Incorporated †	894	59,451
Intuit Incorporated	793	79,911
Microsoft Corporation	23,284	1,027,989
Oracle Corporation	9,176	369,793
Red Hat Incorporated †	527	40,015
Salesforce.com Incorporated †	1,755	122,201
Symantec Corporation	1,959	45,547

		1,947,555

Technology Hardware, Storage & Peripherals: 2.88%
Apple Incorporated	16,582	2,079,797
EMC Corporation	5,589	147,494
Hewlett-Packard Company	5,199	156,022
NetApp Incorporated	897	28,309
SanDisk Corporation	598	34,816

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	19

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Seagate Technology plc	913	$43,368
Western Digital Corporation	625	49,013

		2,538,819

Materials: 1.86%

Chemicals: 1.40%
Air Products & Chemicals Incorporated	556	76,077
Airgas Incorporated	194	20,521
CF Industries Holdings Incorporated	677	43,518
E.I. du Pont de Nemours & Company	2,605	166,590
Eastman Chemical Company	428	35,019
Ecolab Incorporated	771	87,177
FMC Corporation	384	20,179
International Flavors & Fragrances Incorporated	231	25,246
LyondellBasell Industries NV Class A	1,131	117,081
Monsanto Company	1,370	146,028
PPG Industries Incorporated	782	89,711
Praxair Incorporated	830	99,227
Sigma-Aldrich Corporation	343	47,797
The Dow Chemical Company	3,119	159,599
The Mosaic Company	893	41,837
The Sherwin-Williams Company	227	62,430

		1,238,037

Construction Materials: 0.06%
Martin Marietta Materials Incorporated	177	25,047
Vulcan Materials Company	381	31,977

		57,024

Containers & Packaging: 0.12%
Avery Dennison Corporation	261	15,905
Ball Corporation	396	27,779
MeadWestvaco Corporation	482	22,746
Owens-Illinois Incorporated †	463	10,621
Sealed Air Corporation	604	31,034

		108,085

Metals & Mining: 0.21%
Alcoa Incorporated	3,519	39,237
Allegheny Technologies Incorporated	314	9,483
Freeport-McMoRan Incorporated	2,993	55,730
Newmont Mining Corporation	1,521	35,531
Nucor Corporation	919	40,500

		180,481

Paper & Forest Products: 0.07%
International Paper Company	1,216	57,869

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Telecommunication Services: 1.35%

Diversified Telecommunication Services: 1.35%
AT&T Incorporated	14,948	$530,953
CenturyLink Incorporated	1,623	47,684
Frontier Communications Corporation	3,317	16,419
Level 3 Communications Incorporated †	847	44,611
Verizon Communications Incorporated	11,739	547,155

		1,186,822

Utilities: 1.68%

Electric Utilities: 0.95%
American Electric Power Company Incorporated	1,410	74,688
Duke Energy Corporation	1,990	140,534
Edison International	937	52,078
Entergy Corporation	517	36,449
Eversource Energy	914	41,505
Exelon Corporation	2,480	77,922
FirstEnergy Corporation	1,214	39,516
NextEra Energy Incorporated	1,278	125,282
Pepco Holdings Incorporated	727	19,585
Pinnacle West Capital Corporation	318	18,091
PPL Corporation	1,924	56,700
The Southern Company	2,614	109,527
Xcel Energy Incorporated	1,459	46,951

		838,828

Gas Utilities: 0.02%
AGL Resources Incorporated	345	16,063

Independent Power & Renewable Electricity Producers: 0.05%
AES Corporation	1,964	26,043
NRG Energy Incorporated	960	21,965

		48,008

Multi-Utilities: 0.66%
Ameren Corporation	697	26,263
CenterPoint Energy Incorporated	1,238	23,559
CMS Energy Corporation	794	25,281
Consolidated Edison Incorporated	843	48,793
Dominion Resources Incorporated	1,708	114,214
DTE Energy Company	516	38,514
NiSource Incorporated	914	41,669
PG&E Corporation	1,382	67,856
Public Service Enterprise Group Incorporated	1,456	57,192
SCANA Corporation	410	20,767
Sempra Energy	669	66,191
TECO Energy Incorporated	676	11,938
WEC Energy Group Incorporated	905	40,706

		582,943

Total Common Stocks (Cost $30,663,030)		52,420,420

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	21

Security name			Shares	Value

Rights: 0.00%
Safeway Casa Ley Contingent Value Rights (Consumer Staples, Food & Staples Retailing) †(a)(i)			684	$0
Safeway PDC Contingent Value Rights(Consumer Staples, Food & Staples Retailing) †(a)(i)			684	0

Total Rights (Cost $725)				0

	Interest rate	Maturity date	Principal
U.S. Treasury Securities: 38.03%
U.S. Treasury Bond	2.50%	2-15-2045	$225,000	197,086
U.S. Treasury Bond	2.75	8-15-2042	126,000	116,816
U.S. Treasury Bond	2.75	11-15-2042	155,000	143,532
U.S. Treasury Bond	2.88	5-15-2043	220,000	208,656
U.S. Treasury Bond	3.00	5-15-2042	84,000	81,920
U.S. Treasury Bond	3.00	11-15-2044	224,000	218,068
U.S. Treasury Bond	3.00	5-15-2045	148,000	144,346
U.S. Treasury Bond	3.13	11-15-2041	66,000	66,134
U.S. Treasury Bond	3.13	2-15-2042	87,000	87,082
U.S. Treasury Bond	3.13	2-15-2043	158,000	157,469
U.S. Treasury Bond	3.13	8-15-2044	223,000	222,303
U.S. Treasury Bond	3.38	5-15-2044	223,000	233,122
U.S. Treasury Bond	3.50	2-15-2039	61,000	65,470
U.S. Treasury Bond	3.63	8-15-2043	182,000	199,304
U.S. Treasury Bond	3.63	2-15-2044	221,000	241,891
U.S. Treasury Bond	3.75	8-15-2041	68,000	76,022
U.S. Treasury Bond	3.75	11-15-2043	220,000	246,297
U.S. Treasury Bond	3.88	8-15-2040	71,000	80,757
U.S. Treasury Bond	4.25	5-15-2039	57,000	68,511
U.S. Treasury Bond	4.25	11-15-2040	74,000	89,164
U.S. Treasury Bond	4.38	2-15-2038	32,000	39,203
U.S. Treasury Bond	4.38	11-15-2039	57,000	69,807
U.S. Treasury Bond	4.38	5-15-2040	83,000	101,792
U.S. Treasury Bond	4.38	5-15-2041	65,000	79,996
U.S. Treasury Bond	4.50	2-15-2036	70,000	87,702
U.S. Treasury Bond	4.50	5-15-2038	36,000	44,828
U.S. Treasury Bond	4.50	8-15-2039	59,000	73,561
U.S. Treasury Bond	4.63	2-15-2040	102,000	129,548
U.S. Treasury Bond	4.75	2-15-2037	24,000	30,986
U.S. Treasury Bond	4.75	2-15-2041	88,000	114,146
U.S. Treasury Bond	5.00	5-15-2037	29,000	38,729
U.S. Treasury Bond	5.25	11-15-2028	45,000	58,549
U.S. Treasury Bond	5.25	2-15-2029	33,000	42,980
U.S. Treasury Bond	5.38	2-15-2031	70,000	93,909
U.S. Treasury Bond	5.50	8-15-2028	35,000	46,454
U.S. Treasury Bond	6.00	2-15-2026	42,000	56,319
U.S. Treasury Bond	6.13	11-15-2027	49,000	67,831
U.S. Treasury Bond	6.13	8-15-2029	25,000	35,311
U.S. Treasury Bond	6.25	5-15-2030	45,000	64,811
U.S. Treasury Bond	6.38	8-15-2027	21,000	29,548
U.S. Treasury Bond	6.50	11-15-2026	28,000	39,331
U.S. Treasury Bond	6.63	2-15-2027	18,000	25,608

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	6.75%	8-15-2026	$21,000	$29,905
U.S. Treasury Bond	6.88	8-15-2025	21,000	29,674
U.S. Treasury Note	0.88	11-30-2016	185,000	186,012
U.S. Treasury Note	1.38	2-29-2020	184,000	182,289
U.S. Treasury Note	1.50	1-31-2022	152,000	146,989
U.S. Treasury Note	0.38	10-31-2016	153,000	152,833
U.S. Treasury Note	0.50	7-31-2016	153,000	153,203
U.S. Treasury Note	0.50	8-31-2016	153,000	153,155
U.S. Treasury Note	0.50	9-30-2016	153,000	153,144
U.S. Treasury Note	0.50	11-30-2016	146,000	146,034
U.S. Treasury Note	0.50	1-31-2017	136,000	135,904
U.S. Treasury Note	0.50	2-28-2017	136,000	135,862
U.S. Treasury Note	0.50	3-31-2017	136,000	135,798
U.S. Treasury Note	0.50	4-30-2017	136,000	135,724
U.S. Treasury Note	0.50	7-31-2017	160,000	159,400
U.S. Treasury Note	0.63	8-15-2016	169,000	169,436
U.S. Treasury Note	0.63	10-15-2016	156,000	156,354
U.S. Treasury Note	0.63	11-15-2016	159,000	159,348
U.S. Treasury Note	0.63	12-15-2016	159,000	159,298
U.S. Treasury Note	0.63	12-31-2016	142,000	142,244
U.S. Treasury Note	0.63	2-15-2017	156,000	156,159
U.S. Treasury Note	0.63	5-31-2017	317,000	316,827
U.S. Treasury Note	0.63	6-30-2017	135,000	134,926
U.S. Treasury Note	0.63	8-31-2017	184,000	183,641
U.S. Treasury Note	0.63	9-30-2017	160,000	159,512
U.S. Treasury Note	0.63	11-30-2017	184,000	183,109
U.S. Treasury Note	0.63	4-30-2018	164,000	162,411
U.S. Treasury Note	0.75	1-15-2017	159,000	159,522
U.S. Treasury Note	0.75	3-15-2017	159,000	159,522
U.S. Treasury Note	0.75	6-30-2017	173,000	173,311
U.S. Treasury Note	0.75	10-31-2017	157,000	156,792
U.S. Treasury Note	0.75	12-31-2017	163,000	162,567
U.S. Treasury Note	0.75	2-28-2018	153,000	152,307
U.S. Treasury Note	0.75	3-31-2018	133,000	132,252
U.S. Treasury Note	0.75	4-15-2018	127,000	126,256
U.S. Treasury Note	0.88	9-15-2016	162,000	162,873
U.S. Treasury Note	0.88	12-31-2016	185,000	186,012
U.S. Treasury Note	0.88	1-31-2017	182,000	182,938
U.S. Treasury Note	0.88	2-28-2017	179,000	179,895
U.S. Treasury Note	0.88	4-15-2017	159,000	159,770
U.S. Treasury Note	0.88	4-30-2017	183,000	183,872
U.S. Treasury Note	0.88	5-15-2017	152,000	152,665
U.S. Treasury Note	0.88	6-15-2017	149,000	149,652
U.S. Treasury Note	0.88	7-15-2017	142,000	142,555
U.S. Treasury Note	0.88	8-15-2017	142,000	142,499
U.S. Treasury Note	0.88	10-15-2017	143,000	143,257
U.S. Treasury Note	0.88	11-15-2017	135,000	135,179
U.S. Treasury Note	0.88	1-15-2018	125,000	124,981
U.S. Treasury Note	0.88	1-31-2018	115,000	114,991
U.S. Treasury Note	0.88	7-31-2019	76,000	74,373

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	23

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.00%	8-31-2016	$185,000	$186,257
U.S. Treasury Note	1.00	9-30-2016	186,000	187,337
U.S. Treasury Note	1.00	10-31-2016	186,000	187,322
U.S. Treasury Note	1.00	3-31-2017	172,000	173,236
U.S. Treasury Note	1.00	9-15-2017	142,000	142,788
U.S. Treasury Note	1.00	12-15-2017	132,000	132,495
U.S. Treasury Note	1.00	2-15-2018	125,000	125,303
U.S. Treasury Note	1.00	3-15-2018	125,000	125,225
U.S. Treasury Note	1.00	5-15-2018	124,000	124,058
U.S. Treasury Note	1.00	5-31-2018	176,000	175,945
U.S. Treasury Note	1.00	6-30-2019	58,000	57,125
U.S. Treasury Note	1.00	8-31-2019	79,000	77,562
U.S. Treasury Note	1.00	9-30-2019	100,000	98,055
U.S. Treasury Note	1.00	11-30-2019	117,000	114,340
U.S. Treasury Note	1.13	6-15-2018	124,000	124,397
U.S. Treasury Note	1.13	5-31-2019	65,000	64,431
U.S. Treasury Note	1.13	12-31-2019	117,000	114,834
U.S. Treasury Note	1.13	3-31-2020	93,000	90,900
U.S. Treasury Note	1.13	4-30-2020	125,000	122,012
U.S. Treasury Note	1.25	10-31-2018	165,000	165,451
U.S. Treasury Note	1.25	11-30-2018	155,000	155,291
U.S. Treasury Note	1.25	1-31-2019	125,000	124,961
U.S. Treasury Note	1.25	4-30-2019	51,000	50,853
U.S. Treasury Note	1.25	10-31-2019	75,000	74,262
U.S. Treasury Note	1.25	1-31-2020	184,000	181,413
U.S. Treasury Note	1.25	2-29-2020	103,000	101,391
U.S. Treasury Note	1.38	6-30-2018	127,000	128,300
U.S. Treasury Note	1.38	7-31-2018	151,000	152,416
U.S. Treasury Note	1.38	9-30-2018	249,000	250,887
U.S. Treasury Note	1.38	11-30-2018	74,000	74,526
U.S. Treasury Note	1.38	12-31-2018	91,000	91,462
U.S. Treasury Note	1.38	2-28-2019	121,000	121,350
U.S. Treasury Note	1.38	1-31-2020	122,000	120,961
U.S. Treasury Note	1.38	3-31-2020	184,000	182,045
U.S. Treasury Note	1.38	4-30-2020	184,000	181,829
U.S. Treasury Note	1.38	5-31-2020	129,000	127,327
U.S. Treasury Note	1.50	7-31-2016	184,000	186,214
U.S. Treasury Note	1.50	8-31-2018	241,000	243,975
U.S. Treasury Note	1.50	12-31-2018	174,000	175,604
U.S. Treasury Note	1.50	1-31-2019	161,000	162,359
U.S. Treasury Note	1.50	2-28-2019	171,000	172,323
U.S. Treasury Note	1.50	3-31-2019	60,000	60,422
U.S. Treasury Note	1.50	5-31-2019	184,000	184,920
U.S. Treasury Note	1.50	10-31-2019	184,000	183,943
U.S. Treasury Note	1.50	11-30-2019	185,000	184,884
U.S. Treasury Note	1.50	5-31-2020	183,000	181,813
U.S. Treasury Note	1.63	3-31-2019	177,000	179,005
U.S. Treasury Note	1.63	4-30-2019	159,000	160,677
U.S. Treasury Note	1.63	6-30-2019	183,000	184,601
U.S. Treasury Note	1.63	7-31-2019	180,000	181,434

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	8-31-2019	$184,000	$185,323
U.S. Treasury Note	1.63	12-31-2019	184,000	184,589
U.S. Treasury Note	1.63	6-30-2020	182,000	181,815
U.S. Treasury Note	1.63	8-15-2022	117,000	113,289
U.S. Treasury Note	1.63	11-15-2022	179,000	172,805
U.S. Treasury Note	1.75	10-31-2018	66,000	67,305
U.S. Treasury Note	1.75	9-30-2019	183,000	185,044
U.S. Treasury Note	1.75	10-31-2020	148,000	148,000
U.S. Treasury Note	1.75	2-28-2022	153,000	150,179
U.S. Treasury Note	1.75	3-31-2022	154,000	151,064
U.S. Treasury Note	1.75	4-30-2022	151,000	148,015
U.S. Treasury Note	1.75	5-15-2022	136,000	133,248
U.S. Treasury Note	1.75	5-15-2023	270,000	260,888
U.S. Treasury Note	1.88	8-31-2017	142,000	145,539
U.S. Treasury Note	1.88	9-30-2017	122,000	125,031
U.S. Treasury Note	1.88	10-31-2017	139,000	142,453
U.S. Treasury Note	1.88	6-30-2020	86,000	86,907
U.S. Treasury Note	1.88	11-30-2021	154,000	152,845
U.S. Treasury Note	1.88	5-31-2022	150,000	148,184
U.S. Treasury Note	2.00	7-31-2020	122,000	123,992
U.S. Treasury Note	2.00	9-30-2020	106,000	107,491
U.S. Treasury Note	2.00	11-30-2020	122,000	123,458
U.S. Treasury Note	2.00	2-28-2021	136,000	137,148
U.S. Treasury Note	2.00	5-31-2021	146,000	146,821
U.S. Treasury Note	2.00	8-31-2021	154,000	154,361
U.S. Treasury Note	2.00	10-31-2021	154,000	154,120
U.S. Treasury Note	2.00	11-15-2021	216,000	216,169
U.S. Treasury Note	2.00	2-15-2022	157,000	156,816
U.S. Treasury Note	2.00	6-30-2022	151,000	151,484
U.S. Treasury Note	2.00	2-15-2023	265,000	261,750
U.S. Treasury Note	2.00	2-15-2025	347,000	336,644
U.S. Treasury Note	2.13	8-31-2020	138,000	140,879
U.S. Treasury Note	2.13	1-31-2021	132,000	134,124
U.S. Treasury Note	2.13	6-30-2021	142,000	143,631
U.S. Treasury Note	2.13	8-15-2021	212,000	214,186
U.S. Treasury Note	2.13	9-30-2021	153,000	154,386
U.S. Treasury Note	2.13	12-31-2021	152,000	153,045
U.S. Treasury Note	2.13	5-15-2025	234,000	229,375
U.S. Treasury Note	2.25	11-30-2017	117,000	121,013
U.S. Treasury Note	2.25	7-31-2018	49,000	50,761
U.S. Treasury Note	2.25	3-31-2021	135,000	137,816
U.S. Treasury Note	2.25	4-30-2021	142,000	144,873
U.S. Treasury Note	2.25	7-31-2021	154,000	156,767
U.S. Treasury Note	2.25	11-15-2024	347,000	344,289
U.S. Treasury Note	2.38	7-31-2017	117,000	121,040
U.S. Treasury Note	2.38	5-31-2018	58,000	60,297
U.S. Treasury Note	2.38	6-30-2018	74,000	76,920
U.S. Treasury Note	2.38	12-31-2020	123,000	126,738
U.S. Treasury Note	2.38	8-15-2024	348,000	349,359
U.S. Treasury Note	2.50	6-30-2017	107,000	110,904
U.S. Treasury Note	2.50	8-15-2023	230,000	234,690

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	25

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.50%	5-15-2024	$339,000	$344,350
U.S. Treasury Note	2.63	1-31-2018	81,000	84,607
U.S. Treasury Note	2.63	4-30-2018	62,000	64,872
U.S. Treasury Note	2.63	8-15-2020	180,000	188,142
U.S. Treasury Note	2.63	11-15-2020	290,000	302,755
U.S. Treasury Note	2.75	11-30-2016	127,000	131,028
U.S. Treasury Note	2.75	5-31-2017	106,000	110,265
U.S. Treasury Note	2.75	12-31-2017	90,000	94,240
U.S. Treasury Note	2.75	2-28-2018	71,000	74,422
U.S. Treasury Note	2.75	2-15-2019	128,000	134,670
U.S. Treasury Note	2.75	11-15-2023	303,000	314,623
U.S. Treasury Note	2.75	2-15-2024	261,000	270,624
U.S. Treasury Note	2.88	3-31-2018	80,000	84,162
U.S. Treasury Note	3.00	8-31-2016	121,000	124,639
U.S. Treasury Note	3.00	9-30-2016	124,000	127,962
U.S. Treasury Note	3.00	2-28-2017	113,000	117,546
U.S. Treasury Note	3.13	10-31-2016	141,000	145,979
U.S. Treasury Note	3.13	1-31-2017	139,000	144,647
U.S. Treasury Note	3.13	4-30-2017	107,000	111,915
U.S. Treasury Note	3.13	5-15-2019	166,000	177,049
U.S. Treasury Note	3.13	5-15-2021	155,000	165,668
U.S. Treasury Note	3.25	7-31-2016	117,000	120,592
U.S. Treasury Note	3.25	12-31-2016	119,000	123,862
U.S. Treasury Note	3.25	3-31-2017	120,000	125,578
U.S. Treasury Note	3.38	11-15-2019	191,000	206,026
U.S. Treasury Note	3.50	2-15-2018	120,000	128,053
U.S. Treasury Note	3.50	5-15-2020	165,000	179,296
U.S. Treasury Note	3.63	8-15-2019	145,000	157,721
U.S. Treasury Note	3.63	2-15-2020	230,000	250,970
U.S. Treasury Note	3.63	2-15-2021	240,000	263,175
U.S. Treasury Note	3.75	11-15-2018	141,000	153,051
U.S. Treasury Note	3.88	5-15-2018	65,000	70,337
U.S. Treasury Note	4.00	8-15-2018	74,000	80,781
U.S. Treasury Note	4.25	11-15-2017	86,000	92,961
U.S. Treasury Note	4.50	5-15-2017	65,000	69,672
U.S. Treasury Note	4.63	11-15-2016	97,000	102,502
U.S. Treasury Note	4.63	2-15-2017	79,000	84,184
U.S. Treasury Note	4.75	8-15-2017	80,000	86,825
U.S. Treasury Note	4.88	8-15-2016	86,000	90,293
U.S. Treasury Note	6.25	8-15-2023	35,000	45,634
U.S. Treasury Note	7.13	2-15-2023	24,000	32,527
U.S. Treasury Note	7.25	8-15-2022	24,000	32,364
U.S. Treasury Note	7.50	11-15-2016	54,000	59,206
U.S. Treasury Note	7.50	11-15-2024	22,000	31,744
U.S. Treasury Note	7.63	11-15-2022	12,000	16,611
U.S. Treasury Note	7.63	2-15-2025	20,000	29,258
U.S. Treasury Note	7.88	2-15-2021	15,000	19,900
U.S. Treasury Note	8.00	11-15-2021	48,000	65,460
U.S. Treasury Note	8.13	8-15-2019	29,000	36,807
U.S. Treasury Note	8.13	5-15-2021	17,000	22,931
U.S. Treasury Note	8.13	8-15-2021	15,000	20,408

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	8.50%	2-15-2020	$15,000	$19,654
U.S. Treasury Note	8.75	5-15-2017	42,000	48,343
U.S. Treasury Note	8.75	5-15-2020	12,000	15,989
U.S. Treasury Note	8.75	8-15-2020	27,000	36,399
U.S. Treasury Note	8.88	8-15-2017	25,000	29,301
U.S. Treasury Note	8.88	2-15-2019	29,000	36,880
U.S. Treasury Note	9.00	11-15-2018	18,000	22,687
U.S. Treasury Note	9.13	5-15-2018	16,000	19,711

Total U.S. Treasury Securities (Cost $33,804,149)				33,542,380

	Yield		Shares
Short-Term Investments: 2.42%
Investment Companies: 2.07%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13		38,975	38,975
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12		1,788,012	1,788,012

				1,826,987

			Principal
U.S. Treasury Securities: 0.35%
U.S. Treasury Bill #(z)	0.01	11-19-2015	$270,000	269,968
U.S. Treasury Bill #(z)	0.06	11-27-2015	15,000	14,998
U.S. Treasury Bill #(z)	0.08	11-5-2015	26,000	25,998

				310,964

Total Short-Term Investments (Cost $2,137,902)				2,137,951

Total investments in securities (Cost $66,605,806) *	99.88%	88,100,751
Other assets and liabilities, net	0.12	104,467

Total net assets	100.00%	$88,205,218

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $72,519,676 and unrealized gains (losses) consists of:

Gross unrealized gains	$22,778,790
Gross unrealized losses	(7,197,715)

Net unrealized gains	$15,581,075

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	27

Assets
Investments
In unaffiliated securities (including $37,955 of securities loaned), at value (cost $64,388,241)	$85,515,255
In affiliated securities, at value (cost $2,217,565)	2,585,496

Total investments, at value (cost $66,605,806)	88,100,751
Cash	46,013
Receivable for investments sold	15,910
Receivable for Fund shares sold	43,582
Receivable for dividends and interest	221,015
Receivable for daily variation margin on open futures contracts	7,535
Receivable for securities lending income	137
Prepaid expenses and other assets	23,035

Total assets	88,457,978

Liabilities
Payable for investments purchased	57,114
Payable for Fund shares redeemed	66,532
Payable upon receipt of securities loaned	38,975
Payable for daily variation margin on open futures contracts	547
Advisory fee payable	33,259
Distribution fee payable	18,430
Administration fee payable	9,583
Professional fees payable	14,893
Accrued expenses and other liabilities	13,427

Total liabilities	252,760

Total net assets	$88,205,218

NET ASSETS CONSIST OF
Paid-in capital	$68,497,534
Undistributed net investment income	17,210
Accumulated net realized losses on investments	(1,821,877)
Net unrealized gains on investments	21,512,351

Total net assets	$88,205,218

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$88,205,218
Shares outstanding – Class 2[1]	4,770,616
Net asset value per share – Class 2	$18.49

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage VT Index Asset Allocation Fund	Statement of operations—six months ended June 30, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $81)	$564,713
Interest	344,614
Income from affiliated securities	12,540
Securities lending income, net	1,352

Total investment income	923,219

Expenses
Advisory fee	248,055
Administration fee	58,632
Distribution fee
Class 2	112,752
Custody and accounting fees	18,956
Professional fees	20,159
Shareholder report expenses	9,163
Trustees’ fees and expenses	7,246
Other fees and expenses	14,403

Total expenses	489,366
Less: Fee waivers and/or expense reimbursements	(38,355)

Net expenses	451,011

Net investment income	472,208

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	7,123,124
Affiliated securities	6,170
Futures transactions	336,459

Net realized gains on investments	7,465,753

Net change in unrealized gains (losses) on:
Unaffiliated securities	(7,241,898)
Affiliated securities	4,035
Futures transactions	213,183

Net change in unrealized gains (losses) on investments	(7,024,680)

Net realized and unrealized gains (losses) on investments	441,073

Net increase in net assets resulting from operations	$913,281

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Index Asset Allocation Fund	29

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment income		$472,208		$1,399,772
Net realized gains on investments		7,465,753		5,525,585
Net change in unrealized gains (losses) on investments		(7,024,680)		7,792,582

Net increase in net assets resulting from operations		913,281		14,717,939

Distributions to shareholders from
Net investment income – Class 2		(554,189)		(1,351,046)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	127,065	2,370,879	202,482	3,451,969
Reinvestment of distributions – Class 2	29,714	554,189	78,919	1,351,046
Payment for shares redeemed – Class 2	(386,369)	(7,225,087)	(764,955)	(12,958,898)

Net decrease in net assets resulting from capital share transactions		(4,300,019)		(8,155,883)

Total increase (decrease) in net assets		(3,940,927)		5,211,010

Net assets
Beginning of period		92,146,145		86,935,135

End of period		$88,205,218		$92,146,145

Undistributed net investment income		$17,210		$99,191

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage VT Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 2		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$18.43	$15.85	$13.47	$12.09	$11.72	$10.53
Net investment income	0.10	0.27	0.24	0.21	0.21	0.20
Net realized and unrealized gains (losses) on investments	0.07	2.57	2.39	1.36	0.54	1.18

Total from investment operations	0.17	2.84	2.63	1.57	0.75	1.38
Distributions to shareholders from
Net investment income	(0.11)	(0.26)	(0.25)	(0.19)	(0.38)	(0.19)
Net asset value, end of period	$18.49	$18.43	$15.85	$13.47	$12.09	$11.72
Total return[2]	0.94%	18.06%	19.63%	13.03%	6.48%	13.29%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.02%	1.11%	1.13%	1.06%	1.10%
Net expenses	1.00%	0.99%	1.00%	1.00%	0.99%	1.00%
Net investment income	1.05%	1.58%	1.57%	1.58%	1.70%	1.76%
Supplemental data
Portfolio turnover rate	37%	3%	11%	8%	17%	25%
Net assets, end of period (000s omitted)	$88,205	$92,146	$86,935	$84,791	$89,402	$102,946

[1]	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	31

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

32	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	33

As of December 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $5,072,286 with $1,347,719 expiring in 2016 and $3,724,567 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$6,696,250	$0	$0	$6,696,250
Consumer staples	4,922,995	0	0	4,922,995
Energy	4,123,680	0	0	4,123,680
Financials	8,659,124	0	0	8,659,124
Health care	8,095,168	0	0	8,095,168
Industrials	5,285,870	0	0	5,285,870
Information technology	10,323,173	0	0	10,323,173
Materials	1,641,496	0	0	1,641,496
Telecommunication services	1,186,822	0	0	1,186,822
Utilities	1,485,842	0	0	1,485,842

Rights
Consumer staples	0	0	0	0

U.S. Treasury securities	33,542,380	0	0	33,542,380

Short-term investments
Investment companies	1,788,012	38,975	0	1,826,987
U.S. Treasury securities	310,964	0	0	310,964
	88,061,776	38,975	0	88,100,751
Futures contracts	7,535	0	0	7,535
Total assets	$88,069,311	$38,975	$0	$88,108,286
Liabilities
Futures contracts	$547	$0	$0	$547
Total liabilities	$547	$0	$0	$547

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

34	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2015, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fee

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual administration fee starting at 0.13% and declining to 0.11% as the average daily net assets of the Fund increase.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$32,869,700	$710,579	$28,456,587	$2,523,607

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At June 30, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2015	Unrealized gains (losses)
9-17-2015	Goldman Sachs	6 Long	S&P 500 Index	3,081,600	(45,552)
9-21-2015	Goldman Sachs	21 Short	U.S. Treasury Bonds	3,167,719	68,539
9-30-2015	Goldman Sachs	14 Long	5-Year U.S. Treasury Notes	1,669,609	(5,581)

The Fund had an average notional amount of $6,770,183 and $5,978,651 in long and short futures contracts, respectively, during the six months ended June 30, 2015.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	35

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$1,685	*	Payable for daily variation margin on open futures contracts	$547	*
Equity contracts	Receivable for daily variation margin on open futures contracts	5,850	*	Payable for daily variation margin on open futures contracts	0
		$7,535			$547

*	Only the current day’s variation margin as of June 30, 2015 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows for the Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$136,485	$387,191
Equity contracts	199,974	(174,008)
	$336,459	$213,183

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	Goldman Sachs	$7,535	$(547)	$0	$6,988

Derivative type	Counterparty	Gross amounts of liabilites in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Futures – variation margin	Goldman Sachs	$547	$(547)	$0	$0

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

36	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $66 in commitment fees.

For the six months ended June 30, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTION

On July 9, 2015, the Fund declared a distribution from net investment income to shareholders of record on July 8, 2015. The per share amount payable on July 10, 2015 was $0.02086 for Class 2.

This distribution is not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	37

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38	Wells Fargo Advantage VT Index Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	39

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

40	Wells Fargo Advantage VT Index Asset Allocation Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement applicable to Fund-level administrative services (the “Administration Agreement”). The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

Other information (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	41

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class 2) was higher than the average performance of the Universe for all periods under review except the first quarter of 2015. The Board also noted that the performance of the Fund was lower than its benchmark, the Index Asset Allocation Composite Index, for all periods under review except the three-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the Management Rate includes transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was lower than the average rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

42	Wells Fargo Advantage VT Index Asset Allocation Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management and the Sub-Adviser, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole.

Funds Management and the Sub-Adviser explained the methodologies and estimates that they used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or the Sub-Adviser to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratio as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage VT Index Asset Allocation Fund	43

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235286 08-15 SVT2/SAR136 06-15

Wells Fargo Advantage

VT International Equity Fund

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT International Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S.

Further signs that Japan was emerging from its long slump, including solid 3.9% annualized GDP growth in the first quarter of 2015, also boosted investor sentiment on the market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT International Equity Fund for the six-month period that ended June 30, 2015. The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S. However, growing concern as to whether a newly elected anti-austerity government in Greece would default on the country’s debt and remove it from the eurozone resulted in late-period volatility for both U.S. and European stocks.

Major central banks continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. As the reporting period progressed, though, various comments by Fed Chair Janet Yellen led investors to believe that the FOMC would raise its key federal funds rate by late 2015. Moreover, the FOMC seemed confident that economic conditions would evolve in a way that it would most likely continue raising rates gradually over time.

In contrast, the European Central Bank (ECB) showed no signs of raising rates at any point in the near future. Rather, the ECB maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. The ECB also provided emergency liquidity to Greek banks while that country’s government negotiated with its creditors, which included the eurozone member states and the International Monetary Fund (IMF).

In Japan, the Bank of Japan (BOJ) continued its aggressive quantitative and qualitative easing program, which involved maintaining interest rates near zero and purchasing stocks in addition to bonds.

Developed markets stocks generally posted gains and outperformed emerging markets stocks.

The MSCI EAFE Index (Net)1, which measures non-U.S. developed markets stocks, ended the period with a 5.52% gain. The Hong Kong stock market was one of the stellar performers, boosted by the Shanghai-Hong Kong Stock Connect program, which made it easier for mainland Chinese investors to purchase Hong Kong—listed stocks (as well as for foreigners to buy Shanghai-listed stocks). Japanese stocks also posted strong returns, supported in part by asset purchases from the BOJ and government-sponsored pension funds. Further signs that Japan was emerging from its long slump, including solid 3.9% annualized GDP growth in the first quarter of 2015, also boosted investor sentiment on the market.

In Europe, uncertainty as to whether Greece would default on a June 30 payment to the IMF resulted in volatility and almost uniformly negative returns for European markets in June. While most of Europe’s stock markets ended the period

[1]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Free Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT International Equity Fund	3

with gains, only a handful—such as Denmark and Ireland—posted double-digit gains for the period. More common were the 2.23% gain for German stocks in the MSCI EAFE Index (Net)and the 5.02% gain for French stocks.

Emerging markets posted mixed returns for the period, with Hungarian, Russian, and Chinese stocks in the MSCI Emerging Markets Index2 delivering double-digit gains, and Colombian, Turkish, and Malaysian stocks delivering double-digit losses. Overall, the index returned 2.95% for the reporting period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[2]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey,* and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo Advantage VT International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey Everett, CFA

Dale A. Winner, CFA

Average annual total returns1 (%) as of June 30, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-17-1998	6.05	10.40	5.22	0.95	0.70
Class 2	7-31-2002	5.73	10.13	4.96	1.20	0.95
MSCI ACWI ex USA (Net)[4]	–	(5.26)	7.76	5.54	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT International Equity Fund	5

Ten largest holdings[5] (%) as of June 30, 2015
Mitsubishi UFJ Financial Group Incorporated	3.96
Daiwa House Industry Company Limited	3.79
Hitachi Limited	3.22
Nomura Holdings Incorporated	2.98
China Everbright Limited	2.85
Wolseley plc	2.74
Compagnie de Saint-Gobain SA	2.69
Rheinmetall AG	2.66
Akzo Nobel NV	2.57
Vodafone Group plc	2.55

Sector distribution[6] as of June 30, 2015

Country allocation[6] as of June 30, 2015

[1]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen VA International Equity Fund. Effective July 16, 2010, the Fund changed its name from Wells Fargo Advantage VT International Core Fund to Wells Fargo Advantage VT International Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has contractually committed through April 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class 1 and 0.94% for Class 2. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI ex USA) (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage VT International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class 1
Actual	$1,000.00	$1,130.08	$3.64	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%
Class 2
Actual	$1,000.00	$1,127.27	$4.96	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT International Equity Fund	7

Security name	Shares	Value

Common Stocks: 92.46%

Canada: 1.58%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	24,752	$5,498,657

China: 5.02%
Biostime International Holdings Limited (Consumer Staples, Food Products) «	838,000	2,454,038
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	5,122,000	6,872,019
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	7,681,000	6,103,935
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,467,453	2,003,156

		17,433,148

France: 2.69%
Compagnie de Saint-Gobain SA (Industrials, Building Products) «	208,601	9,365,140

Germany: 13.59%
Bayer AG (Health Care, Pharmaceuticals)	46,601	6,522,712
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	40,409	4,516,258
Metro AG (Consumer Staples, Food & Staples Retailing)	216,050	6,811,613
Rheinmetall AG (Industrials, Industrial Conglomerates)	182,357	9,247,129
SAP AG (Information Technology, Software)	80,382	5,609,826
Siemens AG (Industrials, Industrial Conglomerates)	77,378	7,794,027
Volkswagen AG (Consumer Discretionary, Automobiles)	29,137	6,756,541

		47,258,106

Hong Kong: 6.30%
China Everbright Limited (Financials, Capital Markets)	2,854,000	9,904,161
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	680,500	8,713,048
Value Partners Group Limited (Financials, Capital Markets)	2,080,000	3,284,401

		21,901,610

Italy: 9.00%
Anima Holding SpA (Financials, Capital Markets)	938,906	8,248,303
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	362,386	6,431,774
Intesa Sanpaolo SpA (Financials, Banks)	2,138,527	7,753,210
Prysmian SpA (Industrials, Electrical Equipment)	409,496	8,847,482

		31,280,769

Japan: 23.09%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	219,800	4,067,876
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	564,800	13,166,437
Daiwa Securities Group Incorporated (Financials, Capital Markets)	487,000	3,649,764
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,699,000	11,200,337
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,915,100	13,767,251
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	275,000	7,700,494
Nitto Denko Corporation (Materials, Chemicals)	71,882	5,908,673
Nomura Holdings Incorporated (Financials, Capital Markets)	1,529,100	10,377,664
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	116,600	7,815,254
West Holdings Corporation (Consumer Discretionary, Household Durables) «	251,900	1,811,268
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	63,700	816,126

		80,281,144

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT International Equity Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name		Shares	Value

Netherlands: 2.57%
Akzo Nobel NV (Materials, Chemicals)		122,827	$8,937,658

Norway: 1.54%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels) 144A		323,560	1,691,990
Golden Ocean Group Limited (Industrials, Marine) «		100,665	391,595
Marine Harvest ASA (Consumer Staples, Food Products)		285,852	3,277,630

			5,361,215

South Korea: 3.66%
Hana Financial Group Incorporated (Financials, Banks)		221,625	5,771,847
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A		10,084	5,752,922
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		5,285	1,184,500

			12,709,269

Sweden: 1.40%
Volvo AB Class B (Industrials, Machinery)		393,200	4,880,701

Switzerland: 6.24%
ABB Limited (Industrials, Electrical Equipment)		345,383	7,233,113
Novartis AG (Health Care, Pharmaceuticals)		72,588	7,154,376
Zurich Insurance Group AG (Financials, Insurance)		23,963	7,294,368

			21,681,857

United Kingdom: 14.26%
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,232,574	8,136,968
Capita plc (Industrials, Professional Services)		184,477	3,588,460
Man Group plc (Financials, Capital Markets)		3,428,199	8,451,508
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		64,815	5,589,010
Smiths Group plc (Industrials, Industrial Conglomerates)		304,503	5,401,704
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		2,455,598	8,868,436
Wolseley plc (Industrials, Trading Companies & Distributors)		149,317	9,532,380

			49,568,466

United States: 1.52%
QUALCOMM Incorporated (Information Technology, Communications Equipment)		84,307	5,280,150

Total Common Stocks (Cost $275,706,830)			321,437,890

	Expiration date
Participation Notes: 2.17%

China: 2.17%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	2-19-2019	39,500	1,639,761
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	12-4-2024	12,842	533,109
Standard Chartered Bank (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	4-18-2016	129,526	5,377,004

Total Participation Notes (Cost $6,287,692)			7,549,874

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT International Equity Fund	9

Security name	Yield	Shares	Value

Short-Term Investments: 5.01%

Investment Companies: 5.01%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	1,724,690	$1,724,690
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12	15,698,182	15,698,182

Total Short-Term Investments (Cost $17,422,872)			17,422,872

Total investments in securities (Cost $299,417,394) *	99.64%	346,410,636
Other assets and liabilities, net	0.36	1,250,748

Total net assets	100.00%	$347,661,384

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $302,160,235 and unrealized gains (losses) consists of:

Gross unrealized gains	$56,944,314
Gross unrealized losses	(12,693,913)

Net unrealized gains	$44,250,401

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT International Equity Fund	Statement of assets and liabilities—June 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $1,636,233 of securities loaned), at value (cost $281,994,522)	$328,987,764
In affiliated securities, at value (cost $17,422,872)	17,422,872

Total investments, at value (cost $299,417,394)	346,410,636
Foreign currency, at value (cost $3,319,747)	3,185,075
Receivable for Fund shares sold	6,110
Receivable for dividends	1,841,504
Receivable for securities lending income	27,802
Unrealized gains on forward foreign currency contracts	312,727
Prepaid expenses and other assets	4,329

Total assets	351,788,183

Liabilities
Payable for investments purchased	747,624
Payable for Fund shares redeemed	219,965
Unrealized losses on forward foreign currency contracts	1,134,878
Payable upon receipt of securities loaned	1,724,690
Advisory fee payable	145,305
Distribution fee payable	66,425
Administration fees payable	38,389
Accrued expenses and other liabilities	49,523

Total liabilities	4,126,799

Total net assets	$347,661,384

NET ASSETS CONSIST OF
Paid-in capital	$263,556,648
Undistributed net investment income	16,344,085
Accumulated net realized gains on investments	21,651,347
Net unrealized gains on investments	46,109,304

Total net assets	$347,661,384

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$34,617,814
Shares outstanding – Class 1[1]	6,229,826
Net asset value per share – Class 1	$5.56
Net assets – Class 2	$313,043,570
Shares outstanding – Class 2[1]	56,143,405
Net asset value per share – Class 2	$5.58

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2015 (unaudited)	Wells Fargo Advantage VT International Equity Fund	11

Investment income
Dividends (net of foreign withholding taxes of $602,900)	$6,617,848
Securities lending income, net	134,467
Income from affiliated securities	7,617

Total investment income	6,759,932

Expenses
Advisory fee	1,329,763
Administration fees
Fund level	88,651
Class 1	13,736
Class 2	128,106
Distribution fee
Class 2	400,330
Custody and accounting fees	51,483
Professional fees	29,832
Shareholder report expenses	20,756
Trustees’ fees and expenses	6,892
Interest expense	872
Other fees and expenses	11,418

Total expenses	2,081,839
Less: Fee waivers and/or expense reimbursements	(457,254)

Net expenses	1,624,585

Net investment income	5,135,347

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	22,210,042
Forward foreign currency contract transactions	3,861,401

Net realized gains on investments	26,071,443

Net change in unrealized gains (losses) on:
Unaffiliated securities	15,330,909
Forward foreign currency contract transactions	(2,960,894)

Net change in unrealized gains (losses) on investments	12,370,015

Net realized and unrealized gains (losses) on investments	38,441,458

Net increase in net assets resulting from operations	$43,576,805

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT International Equity Fund	Statement of changes in net assets

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment income		$5,135,347		$10,834,511
Net realized gains on investments		26,071,443		2,201,263
Net change in unrealized gains (losses) on investments		12,370,015		(32,033,033)

Net increase (decrease) in net assets resulting from operations		43,576,805		(18,997,259)

Distributions to shareholders from
Net investment income
Class 1		0		(1,068,920)
Class 2		0		(8,395,187)
Net realized gains
Class 1		0		(836,185)
Class 2		0		(7,242,278)

Total distributions to shareholders		0		(17,542,570)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	451,621	2,427,635	448,360	2,313,021
Class 2	647,958	3,643,634	6,415,713	32,449,977

		6,071,269		34,762,998

Reinvestment of distributions
Class 1	0	0	367,780	1,905,105
Class 2	0	0	3,001,422	15,637,465

		0		17,542,570

Payment for shares redeemed
Class 1	(842,362)	(4,552,631)	(1,861,970)	(9,716,924)
Class 2	(7,356,661)	(40,942,790)	(4,628,256)	(24,125,462)

		(45,495,421)		(33,842,386)

Net increase (decrease) in net assets resulting from capital share transactions		(39,424,152)		18,463,182

Total increase (decrease) in net assets		4,152,653		(18,076,647)

Net assets
Beginning of period		343,508,731		361,585,378

End of period		$347,661,384		$343,508,731

Undistributed net investment income		$16,344,085		$11,208,738

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 1		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$4.92	$5.48	$4.94	$4.77	$5.75	$5.15
Net investment income	0.13	0.18 [2]	0.12 [2]	0.13 [2]	0.11 [2]	0.05 [2]
Net realized and unrealized gains (losses) on investments	0.51	(0.46)	0.82	0.45	(0.80)	0.78

Total from investment operations	0.64	(0.28)	0.94	0.58	(0.69)	0.83
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.13)	(0.08)	(0.04)	(0.05)
Net realized gains	0.00	(0.12)	(0.27)	(0.33)	(0.25)	(0.18)

Total distributions to shareholders	0.00	(0.28)	(0.40)	(0.41)	(0.29)	(0.23)
Net asset value, end of period	$5.56	$4.92	$5.48	$4.94	$4.77	$5.75
Total return[3]	13.01%	(5.30)%	19.94%	13.68%	(12.79)%	16.79%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.94%	0.95%	0.98%	0.97%	0.85%
Net expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.66%
Net investment income	3.15%	3.44%	2.36%	2.68%	2.06%	1.04%
Supplemental data
Portfolio turnover rate	16%	39%	32%	140%	66%	60%
Net assets, end of period (000s omitted)	$34,618	$32,599	$42,021	$43,089	$46,017	$67,659

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class 1 of Evergreen VA International Equity Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 2		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$4.95	$5.50	$4.96	$4.78	$5.74	$5.15
Net investment income	0.10	0.16	0.11 [2]	0.11	0.09 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	0.53	(0.45)	0.82	0.47	(0.79)	0.75

Total from investment operations	0.63	(0.29)	0.93	0.58	(0.70)	0.81
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.12)	(0.07)	(0.01)	(0.04)
Net realized gains	0.00	(0.12)	(0.27)	(0.33)	(0.25)	(0.18)

Total distributions to shareholders	0.00	(0.26)	(0.39)	(0.40)	(0.26)	(0.22)
Net asset value, end of period	$5.58	$4.95	$5.50	$4.96	$4.78	$5.74
Total return[3]	12.73%	(5.35)%	19.52%	13.48%	(12.91)%	16.50%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.20%	1.20%	1.23%	1.22%	0.97%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.89%
Net investment income	2.87%	3.07%	2.08%	2.41%	1.75%	1.22%
Supplemental data
Portfolio turnover rate	16%	39%	32%	140%	66%	60%
Net assets, end of period (000s omitted)	$313,044	$310,909	$319,565	$296,705	$227,692	$218,348

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class 2 of Evergreen VA International Equity Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT International Equity Fund	15

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage VT International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

16	Wells Fargo Advantage VT International Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT International Equity Fund	17

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of December 31, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

No expiration
2017	Short-term
$2,669,056	$642,274

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo Advantage VT International Equity Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Canada	$5,498,657	$0	$0	$5,498,657
China	17,433,148	0	0	17,433,148
France	9,365,140	0	0	9,365,140
Germany	47,258,106	0	0	47,258,106
Hong Kong	21,901,610	0	0	21,901,610
Italy	31,280,769	0	0	31,280,769
Japan	80,281,144	0	0	80,281,144
Netherlands	8,937,658	0	0	8,937,658
Norway	5,361,215	0	0	5,361,215
South Korea	12,709,269	0	0	12,709,269
Sweden	4,880,701	0	0	4,880,701
Switzerland	21,681,857	0	0	21,681,857
United Kingdom	49,568,466	0	0	49,568,466
United States	5,280,150	0	0	5,280,150

Participation notes
China	0	7,549,874	0	7,549,874

Short-term investments
Investment companies	15,698,182	1,724,690	0	17,422,872
	337,136,072	9,274,564	0	346,410,636

Forward foreign currency contracts	0	312,727	0	312,727
Total assets	$337,136,072	$9,587,291	$0	$346,723,363
Liabilities

Forward foreign currency contracts	$0	$1,134,878	$0	$1,134,878
Total liabilities	$0	$1,134,878	$0	$1,134,878

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at June 30, 2015. As a result, common stocks valued at $286,976,463 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2015, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT International Equity Fund	19

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.69% for Class 1 shares and 0.94% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2015 were $54,395,562 and $71,838,247, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At June 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at June 30, 2015	In exchange for U.S. $	Unrealized losses
7-9-2015	Credit Suisse	4,623,800	GBP	$7,264,775	$7,298,298	$(33,523)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at June 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
7-9-2015	Barclays	1,781,261,000	JPY	$14,555,729	$14,842,234	$286,505
7-9-2015	Credit Suisse	13,541,851	EUR	15,098,616	14,749,784	(348,832)
7-9-2015	Credit Suisse	9,247,600	GBP	14,529,551	13,777,028	(752,523)
9-28-2015	Credit Suisse	9,686,300	EUR	10,812,167	10,838,389	26,222

The Fund had average contract amounts of $2,553,170 and $50,787,580 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended June 30, 2015.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in

20	Wells Fargo Advantage VT International Equity Fund	Notes to financial statements (unaudited)

the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Barclays	$286,505*	$0	$0	$286,505
Forward foreign currency contracts	Credit Suisse	26,222*	(26,222)	0	0

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	Credit Suisse	$1,134,878**	$(26,222)	$0	$1,108,656

**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $312 in commitment fees.

During the six months ended June 30, 2015, the Fund had average borrowings outstanding of $62,286 at an average rate of 1.40% and paid interest in the amount of $872.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On July 9, 2015, the Fund declared distributions from net investment income to shareholders of record on July 8, 2015. The per share amounts payable on July 10, 2015 were as follows:

Net investment income
Class 1	$0.22710
Class 2	0.21273

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Advantage VT International Equity Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage VT International Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT International Equity Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage VT International Equity Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage VT International Equity Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Advantage VT International Equity Fund	25

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the MSCI ACWI Index ex USA (Net), for all periods under review except the ten-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the period noted above. The Board took note of the explanations for the relative underperformance, including an explanation of the market environment that affected the Fund’s performance, and the performance of the Fund relative to the Universe.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

26	Wells Fargo Advantage VT International Equity Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage VT International Equity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235287 08-15 SVT3/SAR140 06-15

Wells Fargo Advantage VT Intrinsic Value Fund

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Intrinsic Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Intrinsic Value Fund for the six-month period that ended June 30, 2015. The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S. However, growing concern as to whether a newly elected anti-austerity government in Greece would default on the country’s debt and remove it from the eurozone resulted in late-period volatility for both U.S. and European stocks.

Major central banks continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. As the reporting period progressed, though, various comments by Fed Chair Janet Yellen led investors to believe that the FOMC would raise its key federal funds rate by late 2015. Moreover, the FOMC seemed confident that economic conditions would evolve in a way that it would most likely continue raising rates gradually over time.

In contrast, the European Central Bank (ECB) showed no signs of raising rates at any point in the near future. Rather, the ECB maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. The ECB also provided emergency liquidity to Greek banks while that country’s government negotiated with its creditors, which included the eurozone member states and the International Monetary Fund (IMF).

The prospect of a near-term rate hike in the U.S., combined with continued easing from the ECB and other major central banks, resulted in the U.S. dollar appreciating against a basket of currencies for the six-month reporting period.

Although U.S. economic growth slowed in the first quarter, market participants believed that its recovery remained on track.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the final estimate for annualized GDP growth came in at a modest 0.6% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports. The U.S. unemployment rate continued its slow improvement, easing from 5.7% in January 2015 to 5.3% in June.

U.S. stocks generally posted gains for the period, aided by a solid economy. However, uncertainty as to whether Greece would default on a June 30 payment to the IMF resulted in volatility and negative returns in the last month of the reporting period. The S&P 500 Index1, a measure of U.S. large-cap stocks, ended the period with a gain of 1.23%. Growth stocks outperformed value stocks in the large-cap space, and health care delivered the best return among the index’s sectors.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	3

Small-cap stocks solidly outperformed large caps for the period, with the Russell 2000® Index2 gaining 4.75%. Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period. Because larger companies tend to be globally diversified, a stronger dollar can dampen their earnings growth; smaller companies often have more of a domestic focus and thus are less likely to face currency-related headwinds. Small-cap growth stocks significantly outperformed small-cap value stocks, with the information technology sector delivering the highest returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage VT Intrinsic Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Miguel E. Giaconi, CFA

Jean-Baptiste Nadal, CFA

Jeffrey Peck

Average annual total returns1 (%) as of June 30, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 2	5-6-1996	6.29	15.84	6.33	1.08	1.00
Russell 1000® Value Index[4]	–	4.13	16.50	7.05	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	5

Ten largest holdings[5] (%) as of June 30, 2015
Cigna Corporation	3.67
Goldman Sachs Group Incorporated	3.35
BB&T Corporation	3.34
Time Warner Incorporated	2.76
Anheuser-Busch InBev NV ADR	2.75
The Boeing Company	2.74
Abbott Laboratories	2.73
The Walt Disney Company	2.67
Sensata Technologies Holding NV	2.57
Northern Trust Corporation	2.53

Sector distribution[6] as of June 30, 2015

[1]	Historical performance shown for Class 2 of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Wells Fargo Advantage VT Equity Income Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has contractually committed through April 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage VT Intrinsic Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class 2
Actual	$1,000.00	$1,022.27	$5.01	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	7

Security name	Shares	Value

Common Stocks: 97.13%

Consumer Discretionary: 9.58%

Hotels, Restaurants & Leisure: 2.10%
Marriott International Incorporated Class A	11,987	$891,713

Media: 5.42%
The Walt Disney Company	9,939	1,134,437
Time Warner Incorporated	13,405	1,171,731

		2,306,168

Specialty Retail: 1.35%
The TJX Companies Incorporated	8,685	574,686

Textiles, Apparel & Luxury Goods: 0.71%
Kering ADR	16,749	299,640

Consumer Staples: 10.21%

Beverages: 5.90%
Anheuser-Busch InBev NV ADR	9,691	1,169,413
Diageo plc ADR	3,805	441,532
PepsiCo Incorporated	9,650	900,731

		2,511,676

Food Products: 2.00%
Unilever NV ADR	20,301	849,394

Household Products: 2.31%
The Procter & Gamble Company	12,552	982,068

Energy: 8.55%

Energy Equipment & Services: 4.05%
FMC Technologies Incorporated †	19,361	803,288
Schlumberger Limited	10,681	920,595

		1,723,883

Oil, Gas & Consumable Fuels: 4.50%
BG Group plc ADR	33,810	567,332
EOG Resources Incorporated	8,692	760,985
Occidental Petroleum Corporation	7,522	584,986

		1,913,303

Financials: 20.16%

Banks: 7.22%
BB&T Corporation	35,195	1,418,710
CIT Group Incorporated	13,654	634,774
SunTrust Banks Incorporated	23,632	1,016,649

		3,070,133

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Capital Markets: 9.69%
Charles Schwab Corporation	23,777	$776,319
Goldman Sachs Group Incorporated	6,828	1,425,618
Northern Trust Corporation	14,052	1,074,416
UBS Group AG «	39,925	846,410

		4,122,763

Consumer Finance: 0.85%
Synchrony Financial «†	10,974	361,374

Insurance: 2.40%
The Chubb Corporation	10,714	1,019,330

Health Care: 13.03%

Health Care Equipment & Supplies: 2.73%
Abbott Laboratories	23,638	1,160,153

Health Care Providers & Services: 6.01%
Cigna Corporation	9,646	1,562,652
Express Scripts Holding Company †	11,170	993,460

		2,556,112

Pharmaceuticals: 4.29%
AbbVie Incorporated	14,667	985,476
Merck & Company Incorporated	14,754	839,945

		1,825,421

Industrials: 12.27%

Aerospace & Defense: 7.67%
Honeywell International Incorporated	10,515	1,072,215
Huntington Ingalls Industries Incorporated	2,224	250,400
Lockheed Martin Corporation	4,157	772,786
The Boeing Company	8,414	1,167,190

		3,262,591

Air Freight & Logistics: 2.03%
United Parcel Service Incorporated Class B	8,918	864,243

Electrical Equipment: 2.57%
Sensata Technologies Holding NV †	20,693	1,091,349

Information Technology: 15.90%

Communications Equipment: 3.05%
Motorola Solutions Incorporated	12,409	711,532
QUALCOMM Incorporated	9,344	585,215

		1,296,747

IT Services: 2.41%
The Western Union Company	50,391	1,024,449

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	9

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 1.98%
Texas Instruments Incorporated		16,337	$841,519

Software: 4.57%
Microsoft Corporation		22,530	994,700
Oracle Corporation		23,571	949,911

			1,944,611

Technology Hardware, Storage & Peripherals: 3.89%
Apple Incorporated		7,404	928,647
EMC Corporation		27,522	726,306

			1,654,953

Materials: 1.67%

Chemicals: 1.67%
E.I. du Pont de Nemours & Company		11,067	707,735

Telecommunication Services: 1.87%

Diversified Telecommunication Services: 1.87%
Verizon Communications Incorporated		17,050	794,701

Utilities: 3.89%

Electric Utilities: 3.89%
Eversource Energy		14,799	672,022
NextEra Energy Incorporated		10,008	981,084

			1,653,106

Total Common Stocks (Cost $31,606,419)			41,303,821

	Yield
Short-Term Investments: 6.29%

Investment Companies: 6.29%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	1,114,725	1,114,725
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12	1,561,133	1,561,133

Total Short-Term Investments (Cost $2,675,858)			2,675,858

Total investments in securities (Cost $34,282,277) *	103.42%	43,979,679
Other assets and liabilities, net	(3.42)	(1,453,217)

Total net assets	100.00%	$42,526,462

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $34,287,935 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,297,364
Gross unrealized losses	(605,620)

Net unrealized gains	$9,691,744

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Intrinsic Value Fund	Statement of assets and liabilities—June 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $1,090,894 of securities loaned), at value (cost $31,606,419)	$41,303,821
In affiliated securities, at value (cost $2,675,858)	2,675,858

Total investments, at value (cost $34,282,277)	43,979,679
Receivable for Fund shares sold	1,830
Receivable for dividends	43,011
Receivable for securities lending income	91
Prepaid expenses and other assets	888

Total assets	44,025,499

Liabilities
Payable for investments purchased	236,078
Payable for Fund shares redeemed	97,281
Payable upon receipt of securities loaned	1,114,725
Advisory fee payable	14,116
Distribution fee payable	9,009
Administration fee payable	4,685
Accrued expenses and other liabilities	23,143

Total liabilities	1,499,037

Total net assets	$42,526,462

NET ASSETS CONSIST OF
Paid-in capital	$22,346,928
Undistributed net investment income	583,065
Accumulated net realized gains on investments	9,899,067
Net unrealized gains on investments	9,697,402

Total net assets	$42,526,462

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$42,526,462
Shares outstanding – Class 2[1]	2,014,002
Net asset value per share – Class 2	$21.12

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2015 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	11

Investment income
Dividends (net of foreign withholding taxes of $8,071)	$439,421
Securities lending income, net	1,142
Income from affiliated securities	782

Total investment income	441,345

Expenses
Advisory fee	121,580
Administration fee	28,737
Distribution fee
Class 2	55,264
Custody and accounting fees	5,706
Professional fees	23,261
Shareholder report expenses	8,924
Trustees’ fees and expenses	7,349
Other fees and expenses	3,033

Total expenses	253,854
Less: Fee waivers and/or expense reimbursements	(32,799)

Net expenses	221,055

Net investment income	220,290

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	3,885,646
Net change in unrealized gains (losses) on investments	(3,111,868)

Net realized and unrealized gains (losses) on investments	773,778

Net increase in net assets resulting from operations	$994,068

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Intrinsic Value Fund	Statement of changes in net assets

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment income		$220,290		$362,797
Net realized gains on investments		3,885,646		6,916,346
Net change in unrealized gains (losses) on investments		(3,111,868)		(2,563,404)

Net increase in net assets resulting from operations		994,068		4,715,739

Distributions to shareholders from
Net investment income – Class 2		0		(367,828)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	55,324	1,161,454	68,901	1,337,139
Reinvestment of distributions – Class 2	0	0	18,521	367,828
Payment for shares redeemed – Class 2	(281,777)	(5,927,267)	(568,515)	(11,100,349)

Net decrease in net assets resulting from capital share transactions		(4,765,813)		(9,395,382)

Total decrease in net assets		(3,771,745)		(5,047,471)

Net assets
Beginning of period		46,298,207		51,345,678

End of period		$42,526,462		$46,298,207

Undistributed net investment income		$583,065		$362,775

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Intrinsic Value Fund	13

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 2		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$20.66	$18.87	$14.63	$12.42	$12.76	$11.31
Net investment income	0.13	0.18	0.15	0.18	0.18	0.16
Net realized and unrealized gains (losses) on investments	0.33	1.76	4.27	2.22	(0.45)	1.39

Total from investment operations	0.46	1.94	4.42	2.40	(0.27)	1.55
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.18)	(0.19)	(0.07)	(0.10)
Net asset value, end of period	$21.12	$20.66	$18.87	$14.63	$12.42	$12.76
Total return[3]	2.23%	10.31%	30.30%	19.47%	(2.15)%	13.83%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.08%	1.12%	1.14%	1.17%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.00%	0.75%	0.74%	1.07%	1.17%	1.29%
Supplemental data
Portfolio turnover rate	13%	26%	22%	22%	26%	72%
Net assets, end of period (000s omitted)	$42,526	$46,298	$51,346	$46,563	$46,285	$58,832

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund. Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Wells Fargo Advantage VT Equity Income Fund.

[2]	After the close of business on July 16, 2010, existing shares of Wells Fargo Advantage VT Equity Income Fund were renamed Class 2 shares.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	15

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

16	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$4,072,207	$0	$0	$4,072,207
Consumer staples	4,343,138	0	0	4,343,138
Energy	3,637,186	0	0	3,637,186
Financials	8,573,600	0	0	8,573,600
Health care	5,541,686	0	0	5,541,686
Industrials	5,218,183	0	0	5,218,183
Information technology	6,762,279	0	0	6,762,279
Materials	707,735	0	0	707,735
Telecommunication services	794,701	0	0	794,701
Utilities	1,653,106	0	0	1,653,106

Short-term investments
Investment companies	1,561,133	1,114,725	0	2,675,858
Total assets	$42,864,954	$1,114,725	$0	$43,979,679

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2015, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration fee

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.13% and declining to 0.11% as the average daily net assets of the Fund increase.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	17

Distribution fee

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2015 were $5,402,908 and $10,423,390, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $33 in commitment fees.

For the six months ended June 30, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On July 9, 2015 the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 8, 2015. The per share amounts payable on July 10, 2015 were as follows:

	Net investment income	Long-term capital gains
Class 2	$0.18022	$2.98942

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

18	Wells Fargo Advantage VT Intrinsic Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	19

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

20	Wells Fargo Advantage VT Intrinsic Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	21

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Metropolitan West Capital Management, LLC (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

22	Wells Fargo Advantage VT Intrinsic Value Fund	Other information (unaudited)

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class 2) was higher than the average performance of the Universe for all periods under review except ten-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 1000® Value Index, for all periods under review except the first quarter of 2015 and the one-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the Management Rate includes transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level The Board noted that the Management Rate of the Fund was lower than the average rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	23

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

24	Wells Fargo Advantage VT Intrinsic Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235288 08-15 SVT4/SAR139 06-15

Wells Fargo Advantage VT Omega Growth Fund

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Omega Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Omega Growth Fund for the six-month period that ended June 30, 2015. The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S. However, growing concern as to whether a newly elected anti-austerity government in Greece would default on the country’s debt and remove it from the eurozone resulted in late-period volatility for both U.S. and European stocks.

Major central banks continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. As the reporting period progressed, though, various comments by Fed Chair Janet Yellen led investors to believe that the FOMC would raise its key federal funds rate by late 2015. Moreover, the FOMC seemed confident that economic conditions would evolve in a way that it would most likely continue raising rates gradually over time.

In contrast, the European Central Bank (ECB) showed no signs of raising rates at any point in the near future. Rather, the ECB maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. The ECB also provided emergency liquidity to Greek banks while that country’s government negotiated with its creditors, which included the eurozone member states and the International Monetary Fund (IMF).

The prospect of a near-term rate hike in the U.S., combined with continued easing from the ECB and other major central banks, resulted in the U.S. dollar appreciating against a basket of currencies for the six-month reporting period.

Although U.S. economic growth slowed in the first quarter, market participants believed that its recovery remained on track.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the final estimate for annualized GDP growth came in at a modest 0.6% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports. The U.S. unemployment rate continued its slow improvement, easing from 5.7% in January 2015 to 5.3% in June.

U.S. stocks generally posted gains for the period, aided by a solid economy. However, uncertainty as to whether Greece would default on a June 30 payment to the IMF resulted in volatility and negative returns in the last month of the reporting period. The S&P 500 Index1, a measure of U.S. large-cap stocks, ended the period with a gain of 1.23%. Growth stocks outperformed value stocks in the large-cap space, and health care delivered the best return among the index’s sectors.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	3

Small-cap stocks solidly outperformed large caps for the period, with the Russell 2000® Index2 gaining 4.75%. Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period. Because larger companies tend to be globally diversified, a stronger dollar can dampen their earnings growth; smaller companies often have more of a domestic focus and thus are less likely to face currency-related headwinds. Small-cap growth stocks significantly outperformed small-cap value stocks, with the information technology sector delivering the highest returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage VT Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns (%) as of June 30, 2015

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 1	3-6-1997	5.59	17.74	10.77	0.75	0.75
Class 2	7-31-2002	5.38	17.45	10.49	1.00	1.00
Russell 3000® Growth Index[3]	–	10.69	18.64	9.17	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	5

Ten largest holdings[4] (%) as of June 30, 2015
Apple Incorporated	6.86
Amazon.com Incorporated	2.95
Facebook Incorporated Class A	2.93
Visa Incorporated Class A	2.50
The Home Depot Incorporated	2.26
Biogen IDEC Incorporated	2.22
ServiceMaster Global Holdings Incorporated	2.21
McGraw Hill Financial Incorporated	2.18
Liberty Global plc Class C	2.02
SEI Investments Company	1.99

Sector distribution[5] as of June 30, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The Adviser has contractually committed through April 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage VT Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class 1
Actual	$1,000.00	$1,035.18	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,033.84	$5.04	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 97.69%

Consumer Discretionary: 20.47%

Auto Components: 1.48%
Delphi Automotive plc	17,330	$1,474,610

Diversified Consumer Services: 2.21%
ServiceMaster Global Holdings Incorporated †	60,777	2,198,304

Hotels, Restaurants & Leisure: 1.64%
Hilton Worldwide Holdings Incorporated †	59,375	1,635,781

Household Durables: 2.26%
Harman International Industries Incorporated	8,800	1,046,672
Jarden Corporation †	23,300	1,205,775

		2,252,447

Internet & Catalog Retail: 2.95%
Amazon.com Incorporated †	6,750	2,930,108

Media: 4.95%
Cinemark Holdings Incorporated	31,699	1,273,349
Liberty Global plc Class C	39,622	2,006,062
Time Warner Incorporated	18,800	1,643,308

		4,922,719

Specialty Retail: 2.26%
The Home Depot Incorporated	20,200	2,244,826

Textiles, Apparel & Luxury Goods: 2.72%
Carter’s Incorporated	12,500	1,328,750
Under Armour Incorporated Class A †	16,460	1,373,422

		2,702,172

Consumer Staples: 1.70%

Beverages: 1.43%
Constellation Brands Incorporated Class A	12,260	1,422,405

Food & Staples Retailing: 0.27%
Sprouts Farmers Market Incorporated †	10,001	269,827

Energy: 0.91%

Oil, Gas & Consumable Fuels: 0.91%
Cheniere Energy Incorporated †	13,100	907,306

Financials: 10.87%

Capital Markets: 5.13%
Affiliated Managers Group Incorporated †	7,339	1,604,305
Raymond James Financial Incorporated	25,631	1,527,095
SEI Investments Company	40,300	1,975,909

		5,107,309

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Diversified Financial Services: 3.51%
Intercontinental Exchange Incorporated	5,900	$1,319,299
McGraw Hill Financial Incorporated	21,600	2,169,720

		3,489,019

Real Estate Management & Development: 1.89%
CBRE Group Incorporated Class A †	35,200	1,302,400
The Howard Hughes Corporation †	4,000	574,160

		1,876,560

REITs: 0.34%
Bluerock Residential Growth REIT Incorporated	26,627	337,098

Health Care: 20.70%

Biotechnology: 7.26%
Biogen IDEC Incorporated †	5,470	2,209,552
Celgene Corporation †	15,466	1,789,958
Gilead Sciences Incorporated	9,843	1,152,418
Medivation Incorporated †	9,700	1,107,740
Vertex Pharmaceuticals Incorporated †	7,800	963,144

		7,222,812

Health Care Equipment & Supplies: 1.02%
Alere Incorporated †	7,226	381,172
Align Technology Incorporated †	10,130	635,252

		1,016,424

Health Care Providers & Services: 4.62%
Community Health Systems Incorporated †	22,800	1,435,716
Envision Healthcare Holdings Incorporated †	35,351	1,395,657
McKesson Corporation	7,860	1,767,007

		4,598,380

Pharmaceuticals: 7.80%
Bristol-Myers Squibb Company	21,910	1,457,891
Catalent Incorporated †	28,063	823,088
Eli Lilly & Company	9,000	751,410
Endo International plc †	17,900	1,425,735
Perrigo Company plc	2,800	517,524
Shire plc ADR	5,200	1,255,748
Zoetis Incorporated	31,600	1,523,752

		7,755,148

Industrials: 7.50%

Airlines: 0.98%
Delta Air Lines Incorporated	23,690	973,185

Industrial Conglomerates: 1.77%
Carlisle Companies Incorporated	17,600	1,762,112

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	9

Security name	Shares	Value

Machinery: 1.63%
Proto Labs Incorporated †	7,438	$501,916
Wabtec Corporation	11,900	1,121,456

		1,623,372

Road & Rail: 3.12%
Old Dominion Freight Line Incorporated †	20,000	1,372,100
Union Pacific Corporation	18,200	1,735,734

		3,107,834

Information Technology: 30.34%

Communications Equipment: 1.11%
Palo Alto Networks Incorporated †	6,348	1,108,996

Electronic Equipment, Instruments & Components: 2.40%
Cognex Corporation	24,400	1,173,640
TE Connectivity Limited	18,800	1,208,840

		2,382,480

Internet Software & Services: 8.47%
Akamai Technologies Incorporated †	23,000	1,605,860
Facebook Incorporated Class A †	34,005	2,916,439
Google Incorporated Class A †	2,780	1,501,311
Google Incorporated Class C †	3,189	1,659,906
LinkedIn Corporation Class A †	3,600	743,868

		8,427,384

IT Services: 5.83%
Alliance Data Systems Corporation †	5,900	1,722,446
EPAM Systems Incorporated †	8,000	569,840
Vantiv Incorporated Class A †	26,618	1,016,541
Visa Incorporated Class A	37,044	2,487,505

		5,796,332

Software: 5.67%
CyberArk Software Limited †	10,600	665,892
Mobileye NV †«	11,700	622,089
Salesforce.com Incorporated †	6,700	466,521
ServiceNow Incorporated †	14,080	1,046,285
Splunk Incorporated †	11,900	828,478
Tableau Software Incorporated Class A †	9,300	1,072,290
Workday Incorporated Class A †	12,290	938,833

		5,640,388

Technology Hardware, Storage & Peripherals: 6.86%
Apple Incorporated	54,420	6,825,629

Materials: 2.54%

Chemicals: 1.55%
Axalta Coating Systems Limited †	46,600	1,541,528

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name		Shares	Value

Construction Materials: 0.99%
Vulcan Materials Company		11,800	$990,374

Telecommunication Services: 2.66%

Diversified Telecommunication Services: 1.11%
Level 3 Communications Incorporated †		21,000	1,106,070

Wireless Telecommunication Services: 1.55%
SBA Communications Corporation Class A †		13,360	1,535,999

Total Common Stocks (Cost $75,193,502)			97,184,938

	Yield
Short-Term Investments: 2.65%

Investment Companies: 2.65%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	599,400	599,400
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12	2,038,185	2,038,185

Total Short-Term Investments (Cost $2,637,585)			2,637,585

Total investments in securities (Cost $77,831,087) *	100.34%	99,822,523
Other assets and liabilities, net	(0.34)	(341,548)

Total net assets	100.00%	$99,480,975

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $77,919,542 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,353,004
Gross unrealized losses	(1,450,023)

Net unrealized gains	$21,902,981

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including $586,968 of securities loaned), at value (cost $75,193,502)	$97,184,938
In affiliated securities, at value (cost $2,637,585)	2,637,585

Total investments, at value (cost $77,831,087)	99,822,523
Receivable for investments sold	2,857,223
Receivable for Fund shares sold	18,619
Receivable for dividends	10,617
Receivable for securities lending income	870
Prepaid expenses and other assets	1,154

Total assets	102,711,006

Liabilities
Payable for investments purchased	2,355,030
Payable for Fund shares redeemed	176,489
Payable upon receipt of securities loaned	599,400
Advisory fee payable	41,947
Distribution fee payable	11,579
Administration fees payable	10,907
Accrued expenses and other liabilities	34,679

Total liabilities	3,230,031

Total net assets	$99,480,975

NET ASSETS CONSIST OF
Paid-in capital	$60,451,340
Accumulated net investment loss	(135,244)
Accumulated net realized gains on investments	17,173,443
Net unrealized gains on investments	21,991,436

Total net assets	$99,480,975

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$44,627,294
Shares outstanding – Class 1[1]	1,563,538
Net asset value per share – Class 1	$28.54
Net assets – Class 2	$54,853,681
Shares outstanding – Class 2[1]	1,973,461
Net asset value per share – Class 2	$27.80

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Omega Growth Fund	Statement of operations—six months ended June 30, 2015 (unaudited)

Investment income
Dividends	$311,858
Securities lending income, net	9,912
Income from affiliated securities	469

Total investment income	322,239

Expenses
Advisory fee	281,860
Administration fees
Fund level	25,624
Class 1	18,225
Class 2	22,773
Distribution fee
Class 2	71,164
Custody and accounting fees	10,491
Professional fees	24,352
Shareholder report expenses	12,790
Trustees’ fees and expenses	7,377
Other fees and expenses	3,269

Total expenses	477,925
Less: Fee waivers and/or expense reimbursements	(22,406)

Net expenses	455,519

Net investment loss	(133,280)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	4,748,239
Net change in unrealized gains (losses) on investments	(1,035,953)

Net realized and unrealized gains (losses) on investments	3,712,286

Net increase in net assets resulting from operations	$3,579,006

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Omega Growth Fund	13

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment loss		$(133,280)		$(270,649)
Net realized gains on investments		4,748,239		18,818,280
Net change in unrealized gains (losses) on investments		(1,035,953)		(14,397,747)

Net increase in net assets resulting from operations		3,579,006		4,149,884

Distributions to shareholders from
Net realized gains
Class 1		0		(10,058,181)
Class 2		0		(12,505,884)

Total distributions to shareholders		0		(22,564,065)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	38,224	1,048,992	133,823	4,061,419
Class 2	78,109	2,126,086	157,458	4,688,183

		3,175,078		8,749,602

Reinvestment of distributions
Class 1	0	0	373,632	10,058,181
Class 2	0	0	475,870	12,505,884

		0		22,564,065

Payment for shares redeemed
Class 1	(186,776)	(5,221,100)	(499,773)	(14,593,587)
Class 2	(300,420)	(8,297,309)	(570,468)	(16,585,288)

		(13,518,409)		(31,178,875)

Net increase (decrease) in net assets resulting from capital share transactions		(10,343,331)		134,792

Total decrease in net assets		(6,764,325)		(18,279,389)

Net assets
Beginning of period		106,245,300		124,524,689

End of period		$99,480,975		$106,245,300

Accumulated net investment loss		$(135,244)		$(1,964)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 1		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$27.57	$32.78	$25.56	$22.78	$24.26	$20.42
Net investment income (loss)	(0.00)[2]	(0.03)	(0.01)	0.11	(0.06)	0.03
Net realized and unrealized gains (losses) on investments	0.97	1.22	9.81	4.43	(1.21)	3.98

Total from investment operations	0.97	1.19	9.80	4.54	(1.27)	4.01
Distributions to shareholders from
Net investment income	0.00	0.00	(0.12)	0.00	0.00	(0.17)
Net realized gains	0.00	(6.40)	(2.46)	(1.76)	(0.21)	0.00

Total distributions to shareholders	0.00	(6.40)	(2.58)	(1.76)	(0.21)	(0.17)
Net asset value, end of period	$28.54	$27.57	$32.78	$25.56	$22.78	$24.26
Total return[3]	3.52%	4.09%	40.22%	20.76%	(5.36)%	19.79%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.75%	0.79%	0.80%	0.80%	0.75%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income (loss)	(0.12)%	(0.10)%	(0.12)%	0.40%	(0.27)%	0.01%
Supplemental data
Portfolio turnover rate	51%	88%	95%	93%	110%	160%
Net assets, end of period (000s omitted)	$44,627	$47,210	$55,867	$47,842	$45,293	$54,246

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class 1 of Evergreen VA Omega Fund.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 2		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$26.89	$32.19	$25.13	$22.48	$24.00	$20.19
Net investment income (loss)	(0.07)	(0.10)	(0.12)	0.02	(0.14)	(0.07)[2]
Net realized and unrealized gains (losses) on investments	0.98	1.20	9.68	4.39	(1.17)	3.99

Total from investment operations	0.91	1.10	9.56	4.41	(1.31)	3.92
Distributions to shareholders from
Net investment income	0.00	0.00	(0.04)	0.00	0.00	(0.11)
Net realized gains	0.00	(6.40)	(2.46)	(1.76)	(0.21)	0.00

Total distributions to shareholders	0.00	(6.40)	(2.50)	(1.76)	(0.21)	(0.11)
Net asset value, end of period	$27.80	$26.89	$32.19	$25.13	$22.48	$24.00
Total return[3]	3.38%	3.86%	39.88%	20.39%	(5.54)%	19.48%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.00%	1.04%	1.05%	1.05%	1.01%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.37)%	(0.35)%	(0.37)%	0.12%	(0.52)%	(0.34)%
Supplemental data
Portfolio turnover rate	51%	88%	95%	93%	110%	160%
Net assets, end of period (000s omitted)	$54,854	$59,035	$68,658	$62,599	$66,756	$83,224

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class 2 of Evergreen VA Omega Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage VT Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	17

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2015	2016	2017
$982,505	$2,303,740	$771,379

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Wells Fargo Advantage VT Omega Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$20,360,967	$0	$0	$20,360,967
Consumer staples	1,692,232	0	0	1,692,232
Energy	907,306	0	0	907,306
Financials	10,809,986	0	0	10,809,986
Health care	20,592,764	0	0	20,592,764
Industrials	7,466,503	0	0	7,466,503
Information technology	30,181,209	0	0	30,181,209
Materials	2,531,902	0	0	2,531,902
Telecommunication services	2,642,069	0	0	2,642,069

Short-term investments
Investment companies	2,038,185	599,400	0	2,637,585
Total assets	$99,223,123	$599,400	$0	$99,822,523

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2015, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	19

Distribution fee

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2015 were $52,412,662 and $63,887,870, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $77 in commitment fees.

For the six months ended June 30, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On July 9, 2015, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 8, 2015. The per share amounts payable on July 10, 2015 were as follows:

	Short-term capital gains	Long-term capital gains
Class 1	$0.23251	$4.52495
Class 2	0.23251	4.52495

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

20	Wells Fargo Advantage VT Omega Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo Advantage VT Omega Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage VT Omega Growth Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

24	Wells Fargo Advantage VT Omega Growth Fund	Other information (unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Classes 1 and 2) was lower than the average performance of the Universe for all periods under review except for the ten-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 3000® Growth Index, for all periods under review except for the ten-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to market factors and investment decisions that affected the Fund’s performance, and of longer term outperformance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	25

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

26	Wells Fargo Advantage VT Omega Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235289 08-15 SVT5/SAR142 06-15

Wells Fargo Advantage VT Opportunity FundSM

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Opportunity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S.

Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Opportunity Fund for the six-month period that ended June 30, 2015. The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S. However, growing concern as to whether a newly elected anti-austerity government in Greece would default on the country’s debt and remove it from the eurozone resulted in late-period volatility for both U.S. and European stocks.

Major central banks continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. As the reporting period progressed, though, various comments by Fed Chair Janet Yellen led investors to believe that the FOMC would raise its key federal funds rate by late 2015. Moreover, the FOMC seemed confident that economic conditions would evolve in a way that it would most likely continue raising rates gradually over time.

In contrast, the European Central Bank (ECB) showed no signs of raising rates at any point in the near future. Rather, the ECB maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. The ECB also provided emergency liquidity to Greek banks while that country’s government negotiated with its creditors, which included the eurozone member states and the International Monetary Fund (IMF).

The prospect of a near-term rate hike in the U.S., combined with continued easing from the ECB and other major central banks, resulted in the U.S. dollar appreciating against a basket of currencies for the six-month reporting period.

Although U.S. economic growth slowed in the first quarter, market participants believed that its recovery remained on track.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the final estimate for annualized GDP growth came in at a modest 0.6% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports. The U.S. unemployment rate continued its slow improvement, easing from 5.7% in January 2015 to 5.3% in June.

U.S. stocks generally posted gains for the period, aided by a solid economy. However, uncertainty as to whether Greece would default on a June 30 payment to the IMF resulted in volatility and negative returns in the last month of the reporting period. The S&P 500 Index1, a measure of U.S. large-cap stocks, ended the period with a gain of 1.23%. Growth stocks outperformed value stocks in the large-cap space, and health care delivered the best return among the index’s sectors.

Small-cap stocks solidly outperformed large caps for the period, with the Russell 2000® Index2 gaining 4.75%. Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period. Because larger companies tend to be globally diversified, a stronger dollar can dampen their earnings growth; smaller companies often have more of a domestic focus and thus are less likely to face currency-related headwinds. Small-cap growth stocks significantly outperformed small-cap value stocks, with the information technology sector delivering the highest returns.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Opportunity Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage VT Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann M. Miletti

Average annual total returns1 (%) as of June 30, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-26-2011	4.27	15.62	8.56	0.82	0.75
Class 2	5-8-1992	3.99	15.39	8.45	1.07	1.00
Russell 3000® Index[4]	–	7.29	17.54	8.15	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Opportunity Fund	5

Ten largest holdings[5] (%) as of June 30, 2015
Apple Incorporated	2.62
Medtronic plc	2.21
Bio-Rad Laboratories Incorporated Class A	2.11
American International Group Incorporated	2.10
Google Incorporated Class C	1.77
PNC Financial Services Group Incorporated	1.76
Citrix Systems Incorporated	1.71
Johnson Controls Incorporated	1.64
Citigroup Incorporated	1.63
Regions Financial Corporation	1.59

Sector distribution[6] as of June 30, 2015

[1]	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has contractually committed through April 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage VT Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class 1
Actual	$1,000.00	$1,018.74	$3.75	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,017.32	$5.00	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 99.73%

Consumer Discretionary: 17.64%

Auto Components: 1.64%
Johnson Controls Incorporated	76,731	$3,800,486

Diversified Consumer Services: 0.71%
Apollo Education Group Incorporated †	127,314	1,639,804

Hotels, Restaurants & Leisure: 2.74%
Carnival Corporation	70,040	3,459,276
McDonald’s Corporation	30,269	2,877,674

		6,336,950

Household Durables: 1.46%
Harman International Industries Incorporated	28,353	3,372,306

Media: 3.98%
Comcast Corporation Class A	59,438	3,562,714
Discovery Communications Incorporated Class C †	99,941	3,106,166
Omnicom Group Incorporated	36,384	2,528,324

		9,197,204

Multiline Retail: 3.82%
Macy’s Incorporated	44,000	2,968,680
Nordstrom Incorporated	37,288	2,777,956
Target Corporation	37,714	3,078,594

		8,825,230

Specialty Retail: 2.10%
Chico’s FAS Incorporated	142,797	2,374,714
Dick’s Sporting Goods Incorporated	47,709	2,469,895

		4,844,609

Textiles, Apparel & Luxury Goods: 1.19%
Ralph Lauren Corporation	20,779	2,750,308

Consumer Staples: 6.83%

Food & Staples Retailing: 1.10%
The Kroger Company	35,008	2,538,430

Food Products: 3.47%
General Mills Incorporated	44,535	2,481,490
Mead Johnson Nutrition Company	30,541	2,755,409
The Hershey Company	31,449	2,793,615

		8,030,514

Household Products: 1.02%
Church & Dwight Company Incorporated	29,066	2,358,125

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Personal Products: 1.24%
The Estee Lauder Companies Incorporated Class A	33,107	$2,869,053

Energy: 7.83%

Energy Equipment & Services: 2.74%
Cameron International Corporation †	39,874	2,088,201
Halliburton Company	54,366	2,341,544
Weatherford International plc †	154,769	1,899,016

		6,328,761

Oil, Gas & Consumable Fuels: 5.09%
Cimarex Energy Company	25,406	2,802,536
EOG Resources Incorporated	38,328	3,355,616
Newfield Exploration Company †	82,288	2,972,243
Range Resources Corporation	53,240	2,628,991

		11,759,386

Financials: 17.27%

Banks: 6.20%
Citigroup Incorporated	68,189	3,766,760
KeyCorp	187,771	2,820,320
PNC Financial Services Group Incorporated	42,455	4,060,821
Regions Financial Corporation	354,776	3,675,479

		14,323,380

Capital Markets: 2.94%
Invesco Limited	93,775	3,515,625
TD Ameritrade Holding Corporation	89,206	3,284,565

		6,800,190

Insurance: 6.66%
ACE Limited	28,167	2,864,021
American International Group Incorporated	78,335	4,842,670
First American Financial Corporation	73,725	2,743,307
RenaissanceRe Holdings Limited	18,014	1,828,601
The Progressive Corporation	111,770	3,110,559

		15,389,158

REITs: 1.47%
American Tower Corporation	36,399	3,395,663

Health Care: 11.99%

Health Care Equipment & Supplies: 3.53%
Medtronic plc	68,832	5,100,451
Zimmer Holdings Incorporated	27,961	3,054,180

		8,154,631

Health Care Providers & Services: 0.67%
Patterson Companies Incorporated	31,949	1,554,319

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	9

Security name	Shares	Value

Life Sciences Tools & Services: 4.69%
Agilent Technologies Incorporated	66,220	$2,554,768
Bio-Rad Laboratories Incorporated Class A †	32,359	4,873,589
Thermo Fisher Scientific Incorporated	26,382	3,423,328

		10,851,685

Pharmaceuticals: 3.10%
Merck & Company Incorporated	43,299	2,465,012
Novartis AG ADR	34,794	3,421,642
Zoetis Incorporated	26,504	1,278,023

		7,164,677

Industrials: 11.42%

Aerospace & Defense: 1.78%
B/E Aerospace Incorporated	28,019	1,538,243
United Technologies Corporation	23,314	2,586,222

		4,124,465

Airlines: 1.06%
United Continental Holdings Incorporated †	46,440	2,461,784

Commercial Services & Supplies: 2.48%
Republic Services Incorporated	76,583	2,999,756
Tyco International plc	70,747	2,722,345

		5,722,101

Electrical Equipment: 2.72%
Regal-Beloit Corporation	42,583	3,091,100
The Babcock & Wilcox Company	97,717	3,205,118

		6,296,218

Professional Services: 0.61%
Towers Watson & Company Class A	11,148	1,402,418

Road & Rail: 2.77%
Canadian Pacific Railway Limited	8,924	1,429,893
Hertz Global Holdings Incorporated †	144,139	2,611,799
J.B. Hunt Transport Services Incorporated	28,706	2,356,476

		6,398,168

Information Technology: 20.05%

Electronic Equipment, Instruments & Components: 2.67%
Amphenol Corporation Class A	55,197	3,199,770
TE Connectivity Limited	46,208	2,971,174

		6,170,944

Internet Software & Services: 1.77%
Google Incorporated Class C †	7,874	4,098,496

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name		Shares	Value

IT Services: 2.44%
Global Payments Incorporated		28,152	$2,912,324
Teradata Corporation †		73,851	2,732,487

			5,644,811

Semiconductors & Semiconductor Equipment: 3.69%
ARM Holdings plc		145,965	2,378,333
Avago Technologies Limited		23,527	3,127,444
ON Semiconductor Corporation †		257,743	3,013,016

			8,518,793

Software: 6.85%
Check Point Software Technologies Limited †		40,454	3,218,116
Citrix Systems Incorporated †		56,245	3,946,149
Oracle Corporation		69,380	2,796,014
Red Hat Incorporated †		45,095	3,424,063
Salesforce.com Incorporated †		35,252	2,454,597

			15,838,939

Technology Hardware, Storage & Peripherals: 2.63%
Apple Incorporated		48,351	6,064,424

Materials: 6.70%

Chemicals: 3.82%
Cytec Industries Incorporated		49,235	2,980,195
Huntsman Corporation		130,752	2,885,697
Praxair Incorporated		24,737	2,957,308

			8,823,200

Containers & Packaging: 2.15%
Crown Holdings Incorporated †		51,357	2,717,299
Owens-Illinois Incorporated †		97,911	2,246,078

			4,963,377

Metals & Mining: 0.73%
Royal Gold Incorporated		27,447	1,690,460

Total Common Stocks (Cost $184,622,048)			230,503,467

	Yield
Short-Term Investments: 1.72%

Investment Companies: 1.72%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12%	3,970,632	3,970,632

Total Short-Term Investments (Cost $3,970,632)			3,970,632

Total investments in securities (Cost $188,592,680) *	101.45%	234,474,099
Other assets and liabilities, net	(1.45)	(3,344,889)

Total net assets	100.00%	$231,129,210

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	11

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $188,936,846 and unrealized gains (losses) consists of:

Gross unrealized gains	$53,100,115
Gross unrealized losses	(7,562,862)

Net unrealized gains	$45,537,253

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Opportunity Fund	Statement of assets and liabilities—June 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $184,622,048)	$230,503,467
In affiliated securities, at value (cost $3,970,632)	3,970,632

Total investments, at value (cost $188,592,680)	234,474,099
Receivable for investments sold	531,467
Receivable for Fund shares sold	45,489
Receivable for dividends	254,193
Prepaid expenses and other assets	2,263

Total assets	235,307,511

Liabilities
Payable for investments purchased	3,221,569
Payable for Fund shares redeemed	745,061
Advisory fee payable	110,399
Distribution fee payable	40,814
Administration fees payable	25,550
Accrued expenses and other liabilities	34,908

Total liabilities	4,178,301

Total net assets	$231,129,210

NET ASSETS CONSIST OF
Paid-in capital	$146,756,192
Undistributed net investment income	825,655
Accumulated net realized gains on investments	37,665,957
Net unrealized gains on investments	45,881,406

Total net assets	$231,129,210

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$39,157,024
Shares outstanding – Class 1[1]	1,333,896
Net asset value per share – Class 1	$29.36
Net assets – Class 2	$191,972,186
Shares outstanding – Class 2[1]	6,537,889
Net asset value per share – Class 2	$29.36

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2015 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	13

Investment income
Dividends (net of foreign withholding taxes of $14,863)	$1,570,536
Securities lending income, net	3,789
Income from affiliated securities	2,082

Total investment income	1,576,407

Expenses
Advisory fee	775,228
Administration fees
Fund level	59,633
Class 1	16,347
Class 2	79,065
Distribution fee
Class 2	247,079
Custody and accounting fees	11,336
Professional fees	27,824
Shareholder report expenses	18,781
Trustees’ fees and expenses	7,330
Other fees and expenses	3,485

Total expenses	1,246,108
Less: Fee waivers and/or expense reimbursements	(104,536)

Net expenses	1,141,572

Net investment income	434,835

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	15,062,338
Net change in unrealized gains (losses) on investments	(11,066,738)

Net realized and unrealized gains (losses) on investments	3,995,600

Net increase in net assets resulting from operations	$4,430,435

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Opportunity Fund	Statement of changes in net assets

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment income		$434,835		$399,925
Net realized gains on investments		15,062,338		36,441,368
Net change in unrealized gains (losses) on investments		(11,066,738)		(12,075,043)

Net increase in net assets resulting from operations		4,430,435		24,766,250

Distributions to shareholders from
Net investment income
Class 1		0		(127,115)
Class 2		0		(116,647)

Total distributions to shareholders		0		(243,762)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	13,099	384,752	53,369	1,479,957
Class 2	182,531	5,405,124	342,554	9,419,119

		5,789,876		10,899,076

Reinvestment of distributions
Class 1	0	0	4,533	127,115
Class 2	0	0	4,150	116,647

		0		243,762

Payment for shares redeemed
Class 1	(142,799)	(4,240,682)	(304,044)	(8,294,961)
Class 2	(621,089)	(18,374,999)	(1,442,152)	(39,558,767)

		(22,615,681)		(47,853,728)

Net decrease in net assets resulting from capital share transactions		(16,825,805)		(36,710,890)

Total decrease in net assets		(12,395,370)		(12,188,402)

Net assets
Beginning of period		243,524,580		255,712,982

End of period		$231,129,210		$243,524,580

Undistributed net investment income		$825,655		$390,820

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 1		2014	2013	2012	2011[1]
Net asset value, beginning of period	$28.82	$26.11	$20.02	$17.40	$16.52
Net investment income	0.09	0.10	0.08	0.10	0.04
Net realized and unrealized gains (losses) on investments	0.45	2.69	6.11	2.64	0.84

Total from investment operations	0.54	2.79	6.19	2.74	0.88
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.10)	(0.11)	0.00
Net realized gains	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	0.00	(0.08)	(0.10)	(0.12)	0.00
Net asset value, end of period	$29.36	$28.82	$26.11	$20.02	$17.40
Total return[2]	1.87%	10.70%	30.99%	15.80%	5.33%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.82%	0.84%	0.86%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.57%	0.37%	0.32%	0.46%	0.61%
Supplemental data
Portfolio turnover rate	17%	33%	26%	36%	35%
Net assets, end of period (000s omitted)	$39,157	$42,178	$44,636	$40,950	$42,116

[1]	For the period from August 26, 2011 (commencement of class operations) to December 31, 2011

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 2		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$28.86	$26.15	$20.05	$17.38	$18.42	$15.01
Net investment income	0.05	0.04	0.02	0.05	0.03	0.02
Net realized and unrealized gains (losses) on investments	0.45	2.69	6.13	2.65	(1.04)	3.51

Total from investment operations	0.50	2.73	6.15	2.70	(1.01)	3.53
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.05)	(0.02)	(0.03)	(0.12)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	0.00	(0.02)	(0.05)	(0.03)	(0.03)	(0.12)
Net asset value, end of period	$29.36	$28.86	$26.15	$20.05	$17.38	$18.42
Total return[2]	1.73%	10.42%	30.68%	15.52%	(5.52)%	23.76%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.07%	1.09%	1.10%	1.07%	1.18%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.04%	1.07%
Net investment income	0.32%	0.12%	0.07%	0.21%	0.18%	0.08%
Supplemental data
Portfolio turnover rate	17%	33%	26%	36%	35%	40%
Net assets, end of period (000s omitted)	$191,972	$201,347	$211,077	$188,313	$201,535	$168,307

[1]	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Opportunity Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

18	Wells Fargo Advantage VT Opportunity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $721,350 with $360,675 expiring in 2015 and $360,675 expiring in 2016.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Opportunity Fund	19

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$40,766,897	$0	$0	$40,766,897
Consumer staples	15,796,122	0	0	15,796,122
Energy	18,088,147	0	0	18,088,147
Financials	39,908,391	0	0	39,908,391
Health care	27,725,312	0	0	27,725,312
Industrials	26,405,154	0	0	26,405,154
Information technology	46,336,407	0	0	46,336,407
Materials	15,477,037	0	0	15,477,037

Short-term investments
Investment companies	3,970,632	0	0	3,970,632
Total assets	$234,474,099	$0	$0	$234,474,099

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at June 30, 2015. As a result common stocks valued at $2,378,333 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2015, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

20	Wells Fargo Advantage VT Opportunity Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2015 were $39,911,610 and $48,868,759, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $175 in commitment fees.

For the six months ended June 30, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On July 9, 2015, the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 8, 2015. The per share amounts payable on July 10, 2015 were as follows:

	Net investment income	Long-term capital gains
Class 1	$0.11650	$2.99099
Class 2	0.03736	2.99099

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Advantage VT Opportunity Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage VT Opportunity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT Opportunity Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage VT Opportunity Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage VT Opportunity Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

Other information (unaudited)	Wells Fargo Advantage VT Opportunity Fund	25

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Classes 1 and 2) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 3000® Index, for all periods under review except the first quarter of 2015 and the ten-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to overall investment approach, sector allocations and investment decisions that affected the Fund’s performance, and of longer term and recent outperformance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

26	Wells Fargo Advantage VT Opportunity Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage VT Opportunity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235290 08-15 SVT6/SAR143 06-15

Wells Fargo Advantage

VT Small Cap Growth Fund

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Small Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Small Cap Growth Fund for the six-month period that ended June 30, 2015. The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S. However, growing concern as to whether a newly elected anti-austerity government in Greece would default on the country’s debt and remove it from the eurozone resulted in late-period volatility for both U.S. and European stocks.

Major central banks continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. As the reporting period progressed, though, various comments by Fed Chair Janet Yellen led investors to believe that the FOMC would raise its key federal funds rate by late 2015. Moreover, the FOMC seemed confident that economic conditions would evolve in a way that it would most likely continue raising rates gradually over time.

In contrast, the European Central Bank (ECB) showed no signs of raising rates at any point in the near future. Rather, the ECB maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. The ECB also provided emergency liquidity to Greek banks while that country’s government negotiated with its creditors, which included the eurozone member states and the International Monetary Fund (IMF).

The prospect of a near-term rate hike in the U.S., combined with continued easing from the ECB and other major central banks, resulted in the U.S. dollar appreciating against a basket of currencies for the six-month reporting period.

Although U.S. economic growth slowed in the first quarter, market participants believed that its recovery remained on track.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the final estimate for annualized GDP growth came in at a modest 0.6% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports. The U.S. unemployment rate continued its slow improvement, easing from 5.7% in January 2015 to 5.3% in June.

U.S. stocks generally posted gains for the period, aided by a solid economy. However, uncertainty as to whether Greece would default on a June 30 payment to the IMF resulted in volatility and negative returns in the last month of the reporting period. The S&P 500 Index1, a measure of U.S. large-cap stocks, ended the period with a gain of 1.23%. Growth stocks outperformed value stocks in the large-cap space, and health care delivered the best return among the index’s sectors.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	3

Small-cap stocks solidly outperformed large caps for the period, with the Russell 2000® Index2 gaining 4.75%. Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period. Because larger companies tend to be globally diversified, a stronger dollar can dampen their earnings growth; smaller companies often have more of a domestic focus and thus are less likely to face currency-related headwinds. Small-cap growth stocks significantly outperformed small-cap value stocks, with the information technology sector delivering the highest returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage VT Small Cap Growth Fund	Performance highlights (unaudited)

The Fund is currently closed to new insurance companies1.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA, CFP

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Average annual total returns2 (%) as of June 30, 2015

					Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[4]
Class 1	7-16-2010	18.80	17.55	11.74	0.93	0.93
Class 2	5-1-1995	18.49	17.26	11.60	1.18	1.18
Russell 2000™ Growth Index[5]	–	12.34	19.33	9.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	5

Ten largest holdings[6] (%) as of June 30, 2015
MarketAxess Holdings Incorporated	3.97
Acadia Healthcare Company Incorporated	3.58
Proofpoint Incorporated	3.37
ExamWorks Group Incorporated	2.75
SPS Commerce Incorporated	2.72
Envestnet Incorporated	2.42
G-III Apparel Group Limited	2.14
Fiesta Restaurant Group Incorporated	2.04
The Spectranetics Corporation	2.02
Demandware Incorporated	1.80

Sector distribution[7] as of June 30, 2015

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The Adviser has contractually committed through April 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Class 1 and 1.20% for Class 2. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage VT Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class 1
Actual	$1,000.00	$1,138.89	$4.93	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Class 2
Actual	$1,000.00	$1,136.55	$6.25	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91	1.18%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 95.93%

Consumer Discretionary: 15.80%

Auto Components: 2.51%
Gentherm Incorporated †	90,500	$4,969,355
Motorcar Parts of America Incorporated †	72,633	2,185,527

		7,154,882

Diversified Consumer Services: 1.55%
Grand Canyon Education Incorporated †	81,100	3,438,640
LifeLock Incorporated †	60,800	997,120

		4,435,760

Hotels, Restaurants & Leisure: 5.50%
Fiesta Restaurant Group Incorporated †	116,376	5,818,800
Jack in the Box Incorporated	30,200	2,662,432
La Quinta Holdings Incorporated †	141,866	3,241,638
The Habit Restaurants Incorporated Class A †«	76,091	2,380,887
Zoe’s Kitchen Incorporated †«	39,253	1,607,018

		15,710,775

Leisure Products: 0.70%
Performance Sports Group Limited †	110,963	1,997,334

Media: 0.93%
IMAX Corporation †	66,000	2,657,820

Specialty Retail: 2.46%
Boot Barn Holdings Incorporated †	102,211	3,270,752
Five Below Incorporated †	51,478	2,034,925
Lithia Motors Incorporated Class A	15,200	1,720,032

		7,025,709

Textiles, Apparel & Luxury Goods: 2.15%
G-III Apparel Group Limited †	87,000	6,120,450

Consumer Staples: 0.76%

Food & Staples Retailing: 0.76%
United Natural Foods Incorporated †	34,100	2,171,488

Energy: 2.73%

Oil, Gas & Consumable Fuels: 2.73%
Matador Resources Company †	53,123	1,328,075
Parsley Energy Incorporated Class A †	107,520	1,872,998
PDC Energy Incorporated †	35,900	1,925,676
RSP Permian Incorporated †	94,551	2,657,829

		7,784,578

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Financials: 6.63%

Capital Markets: 1.24%
Financial Engines Incorporated «	83,300	$3,538,584

Consumer Finance: 1.29%
Portfolio Recovery Associates Incorporated †	59,295	3,694,671

Diversified Financial Services: 3.97%
MarketAxess Holdings Incorporated	122,278	11,343,730

Thrifts & Mortgage Finance: 0.13%
LendingTree Incorporated †	4,600	361,606

Health Care: 33.47%

Biotechnology: 6.13%
Exact Sciences Corporation †«	99,108	2,947,472
Ligand Pharmaceuticals Incorporated †	17,300	1,745,570
PTC Therapeutics Incorporated †	75,600	3,638,628
Radius Health Incorporated †	8,638	584,793
Repligen Corporation †	89,400	3,689,538
Retrophin Incorporated †	44,000	1,458,600
Spark Therapeutics Incorporated †«	24,117	1,453,532
Ultragenyx Pharmaceutical Incorporated †	19,400	1,986,366

		17,504,499

Health Care Equipment & Supplies: 9.42%
Align Technology Incorporated †	21,600	1,354,536
Cardiovascular Systems Incorporated †	143,901	3,806,181
Cynosure Incorporated Class A †	91,977	3,548,473
DexCom Incorporated †	58,060	4,643,639
Endologix Incorporated †	80,545	1,235,560
Entellus Medical Incorporated †«	34,492	892,308
Glaukos Corporation †	47,890	1,387,852
Nevro Corporation †	23,239	1,249,096
NxStage Medical Incorporated †	186,320	2,661,581
Tandem Diabetes Care Incorporated †«	33,575	363,953
The Spectranetics Corporation †	250,267	5,758,644

		26,901,823

Health Care Providers & Services: 11.85%
AAC Holdings Incorporated †«	56,468	2,459,746
Acadia Healthcare Company Incorporated †	130,500	10,222,065
Adeptus Health Incorporated Class A †	32,668	3,103,133
Diplomat Pharmacy Incorporated †	62,439	2,794,145
ExamWorks Group Incorporated †	200,556	7,841,740
HealthEquity Incorporated †	131,685	4,220,504
Team Health Holdings Incorporated †	44,100	2,881,053
Teladoc Incorporated †	16,106	306,014

		33,828,400

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	9

Security name	Shares	Value

Health Care Technology: 0.48%
Medidata Solutions Incorporated †	25,500	$1,385,160

Life Sciences Tools & Services: 1.09%
ICON plc ADR †	30,900	2,079,570
INC Research Holdings Incorporated Class A †	25,400	1,019,048

		3,098,618

Pharmaceuticals: 4.50%
Akorn Incorporated †	88,515	3,864,565
ANI Pharmaceuticals Incorporated †«	31,300	1,942,165
Horizon Pharma plc †«	101,954	3,541,882
Intersect ENT Incorporated †	121,951	3,491,457

		12,840,069

Industrials: 8.12%

Aerospace & Defense: 0.40%
TASER International Incorporated †«	34,300	1,142,533

Air Freight & Logistics: 1.22%
XPO Logistics Incorporated †«	77,200	3,487,896

Building Products: 1.19%
Apogee Enterprises Incorporated	33,200	1,747,648
Trex Company Incorporated †	33,600	1,660,848

		3,408,496

Electrical Equipment: 1.12%
Power Solutions International Incorporated †«	58,919	3,182,804

Machinery: 0.60%
Milacron Holdings Corporation †	86,697	1,706,197

Professional Services: 3.59%
CEB Incorporated	17,241	1,501,001
On Assignment Incorporated †	121,381	4,767,846
Wageworks Incorporated †	98,328	3,977,368

		10,246,215

Information Technology: 28.22%

Communications Equipment: 0.68%
Infinera Corporation †	91,800	1,925,964

Internet Software & Services: 10.60%
Demandware Incorporated †	72,200	5,131,976
Envestnet Incorporated †	170,641	6,899,016
HomeAway Incorporated †	99,754	3,104,344
Hortonworks Incorporated †«	39,118	990,468
Marketo Incorporated †	48,000	1,346,880
MaxPoint Interactive Incorporated †	118,784	959,775

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name		Shares	Value

Internet Software & Services (continued)
Q2 Holdings Incorporated †		113,696	$3,211,912
SPS Commerce Incorporated †		117,971	7,762,492
Xactly Corporation †		100,398	862,419

			30,269,282

IT Services: 1.77%
InterXion Holding NV †		100,100	2,767,765
MAXIMUS Incorporated		21,600	1,419,768
WEX Incorporated †		7,494	854,091

			5,041,624

Semiconductors & Semiconductor Equipment: 0.61%
Cavium Incorporated †		25,200	1,734,012

Software: 14.56%
Barracuda Networks Incorporated †		47,496	1,881,792
Callidus Software Incorporated †		187,334	2,918,664
Fleetmatics Group plc †		87,409	4,093,363
Guidewire Software Incorporated †		41,000	2,170,130
HubSpot Incorporated †		49,358	2,447,170
MobileIron Incorporated †«		177,045	1,046,336
Paycom Software Incorporated †		41,600	1,420,640
Paylocity Holding Corporation †		51,527	1,847,243
Proofpoint Incorporated †		151,300	9,633,271
PROS Holdings Incorporated †		30,127	635,981
Qlik Technologies Incorporated †		62,300	2,178,008
Qualys Incorporated †«		40,700	1,642,245
Synchronoss Technologies Incorporated †		95,858	4,383,586
Tyler Technologies Incorporated †		22,270	2,881,293
Ultimate Software Group Incorporated †		14,600	2,399,364

			41,579,086

Telecommunication Services: 0.20%

Wireless Telecommunication Services: 0.20%
Ringcentral Incorporated Class A †		31,200	576,888

Total Common Stocks (Cost $204,613,974)			273,856,953

	Yield
Short-Term Investments: 15.58%

Investment Companies: 15.58%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	31,039,575	31,039,575
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12	13,447,356	13,447,356

Total Short-Term Investments (Cost $44,486,931)			44,486,931

Total investments in securities (Cost $249,100,905) *	111.51%	318,343,884
Other assets and liabilities, net	(11.51)	(32,859,544)

Total net assets	100.00%	$285,484,340

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $249,362,208 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,450,230
Gross unrealized losses	(5,468,554)

Net unrealized gains	$68,981,676

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Small Cap Growth Fund	Statement of assets and liabilities—June 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $30,291,855 of securities loaned), at value (cost $204,613,974)	$273,856,953
In affiliated securities, at value (cost $44,486,931)	44,486,931

Total investments, at value (cost $249,100,905)	318,343,884
Receivable for investments sold	1,578,066
Receivable for Fund shares sold	82,054
Receivable for dividends	6,806
Receivable for securities lending income	18,614

Total assets	320,029,424

Liabilities
Payable for investments purchased	2,971,938
Payable for Fund shares redeemed	235,479
Payable upon receipt of securities loaned	31,039,575
Advisory fee payable	174,663
Distribution fee payable	52,120
Administration fees payable	30,275
Accrued expenses and other liabilities	41,034

Total liabilities	34,545,084

Total net assets	$285,484,340

NET ASSETS CONSIST OF
Paid-in capital	$165,128,968
Accumulated net investment loss	(1,310,641)
Accumulated net realized gains on investments	52,423,034
Net unrealized gains on investments	69,242,979

Total net assets	$285,484,340

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$29,787,698
Shares outstanding – Class 1[1]	2,595,973
Net asset value per share – Class 1	$11.47
Net assets – Class 2	$255,696,642
Shares outstanding – Class 2[1]	22,589,364
Net asset value per share – Class 2	$11.32

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	13

Investment income
Securities lending income, net	$111,679
Dividends	101,055
Income from affiliated securities	3,607

Total investment income	216,341

Expenses
Advisory fee	992,117
Administration fees
Fund level	66,141
Class 1	11,357
Class 2	94,469
Distribution fee
Class 2	295,216
Custody and accounting fees	13,037
Professional fees	21,726
Shareholder report expenses	18,814
Trustees’ fees and expenses	6,971
Other fees and expenses	5,837

Total expenses	1,525,685

Net investment loss	(1,309,344)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	20,073,373
Net change in unrealized gains (losses) on investments	15,153,182

Net realized and unrealized gains (losses) on investments	35,226,555

Net increase in net assets resulting from operations	$33,917,211

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Small Cap Growth Fund	Statement of changes in net assets

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment loss		$(1,309,344)		$(2,505,133)
Net realized gains on investments		20,073,373		32,565,720
Net change in unrealized gains (losses) on investments		15,153,182		(37,633,951)

Net increase (decrease) in net assets resulting from operations		33,917,211		(7,573,364)

Distributions to shareholders from
Net realized gains
Class 1		0		(2,634,770)
Class 2		0		(21,413,772)

Total distributions to shareholders		0		(24,048,542)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	149,048	1,645,182	336,122	3,459,281
Class 2	2,553,751	27,719,590	2,516,342	25,941,725

		29,364,772		29,401,006

Reinvestment of distributions
Class 1	0	0	284,840	2,634,770
Class 2	0	0	2,340,303	21,413,772

		0		24,048,542

Payment for shares redeemed
Class 1	(342,131)	(3,643,849)	(939,801)	(9,527,061)
Class 2	(2,755,915)	(29,240,493)	(4,381,681)	(42,879,278)

		(32,884,342)		(52,406,339)

Net increase (decrease) in net assets resulting from capital share transactions		(3,519,570)		1,043,209

Total increase (decrease) in net assets		30,397,641		(30,578,697)

Net assets
Beginning of period		255,086,699		285,665,396

End of period		$285,484,340		$255,086,699

Accumulated net investment loss		$(1,310,641)		$(1,297)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 1		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.08	$11.32	$7.93	$7.71	$8.06	$6.26
Net investment loss	(0.03)	(0.07)	(0.07)	(0.04)	(0.06)	(0.02)
Net realized and unrealized gains (losses) on investments	1.42	(0.21)	3.98	0.65	(0.29)	1.82

Total from investment operations	1.39	(0.28)	3.91	0.61	(0.35)	1.80
Distributions to shareholders from
Net realized gains	0.00	(0.96)	(0.52)	(0.39)	0.00	0.00
Net asset value, end of period	$11.47	$10.08	$11.32	$7.93	$7.71	$8.06
Total return[2]	13.89%	(1.67)%	50.55%	8.11%	(4.34)%	26.93%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.93%	0.93%	0.94%	0.94%	0.95%
Net expenses	0.93%	0.93%	0.93%	0.94%	0.94%	0.95%
Net investment loss	(0.77)%	(0.75)%	(0.73)%	(0.56)%	(0.73)%	(0.58)%
Supplemental data
Portfolio turnover rate	38%	54%	67%	65%	118%	71%
Net assets, end of period (000s omitted)	$29,788	$28,121	$35,192	$25,699	$29,351	$42,434

[1]	For the period from July 16, 2010 (commencement of class operations) to December 31, 2010

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 2		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$9.96	$11.22	$7.88	$7.68	$8.05	$6.35
Net investment loss	(0.05)	(0.10)	(0.09)	(0.07)	(0.09)	(0.06)
Net realized and unrealized gains (losses) on investments	1.41	(0.20)	3.95	0.66	(0.28)	1.76

Total from investment operations	1.36	(0.30)	3.86	0.59	(0.37)	1.70
Distributions to shareholders from
Net realized gains	0.00	(0.96)	(0.52)	(0.39)	0.00	0.00
Net asset value, end of period	$11.32	$9.96	$11.22	$7.88	$7.68	$8.05
Total return[2]	13.65%	(1.88)%	50.23%	7.87%	(4.60)%	26.77%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.18%	1.19%	1.20%	1.22%
Net expenses	1.18%	1.18%	1.18%	1.19%	1.19%	1.20%
Net investment loss	(1.02)%	(1.00)%	(0.98)%	(0.81)%	(0.98)%	(0.82)%
Supplemental data
Portfolio turnover rate	38%	54%	67%	65%	118%	71%
Net assets, end of period (000s omitted)	$255,697	$226,966	$250,473	$182,213	$203,348	$247,246

[1]	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

18	Wells Fargo Advantage VT Small Cap Growth Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$45,102,730	$0	$0	$45,102,730
Consumer staples	2,171,488	0	0	2,171,488
Energy	7,784,578	0	0	7,784,578
Financials	18,938,591	0	0	18,938,591
Health care	95,558,569	0	0	95,558,569
Industrials	23,174,141	0	0	23,174,141
Information technology	80,549,968	0	0	80,549,968
Telecommunication services	576,888	0	0	576,888

Short-term investments
Investment companies	13,447,356	31,039,575	0	44,486,931
Total assets	$287,304,309	$31,039,575	$0	$318,343,884

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2015, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.95% for Class 1 shares and 1.20% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

20	Wells Fargo Advantage VT Small Cap Growth Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2015 were $97,734,781 and $111,672,421, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $229 in commitment fees.

For the six months ended June 30, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTION

On July 9, 2015, the Fund declared distributions from long-term capital gains to shareholders of record on July 8, 2015. The per share amounts payable on July 10, 2015 were as follows:

Long-term capital gains
Class 1	$1.30147
Class 2	1.30147

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage VT Small Cap Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage VT Small Cap Growth Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement applicable to Fund-level administrative services (the “Administration Agreement”). The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	25

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class 1) was higher than the average performance of the Universe for all periods under review except the three- and five-year periods. The Board also noted that the performance of the Fund (Class 1) was higher than or in range of its benchmark, the Russell 2000® Growth Index, for all periods under review except the three- and five-year periods.

The Funds Trust Board received information concerning, and discussed factors contributing to the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. Funds Management advised the Board about certain market conditions and investment decisions that it believed contributed to such underperformance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

26	Wells Fargo Advantage VT Small Cap Growth Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management and the Sub-Adviser, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole.

Funds Management and the Sub-Adviser explained the methodologies and estimates that they used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or the Sub-Adviser to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage VT Small Cap Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235291 08-15 SVT7/SAR144 06-15

Wells Fargo Advantage

VT Small Cap Value Fund

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Small Cap Value Fund for the six-month period that ended June 30, 2015. The period was marked by continued low global interest rates and a slow but steady economic recovery in the U.S. However, growing concern as to whether a newly elected anti-austerity government in Greece would default on the country’s debt and remove it from the eurozone resulted in late-period volatility for both U.S. and European stocks.

Major central banks continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. As the reporting period progressed, though, various comments by Fed Chair Janet Yellen led investors to believe that the FOMC would raise its key federal funds rate by late 2015. Moreover, the FOMC seemed confident that economic conditions would evolve in a way that it would most likely continue raising rates gradually over time.

In contrast, the European Central Bank (ECB) showed no signs of raising rates at any point in the near future. Rather, the ECB maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. The ECB also provided emergency liquidity to Greek banks while that country’s government negotiated with its creditors, which included the eurozone member states and the International Monetary Fund (IMF).

The prospect of a near-term rate hike in the U.S., combined with continued easing from the ECB and other major central banks, resulted in the U.S. dollar appreciating against a basket of currencies for the six-month reporting period.

Although U.S. economic growth slowed in the first quarter, market participants believed that its recovery remained on track.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the final estimate for annualized GDP growth came in at a modest 0.6% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports. The U.S. unemployment rate continued its slow improvement, easing from 5.7% in January 2015 to 5.3% in June.

U.S. stocks generally posted gains for the period, aided by a solid economy. However, uncertainty as to whether Greece would default on a June 30 payment to the IMF resulted in volatility and negative returns in the last month of the reporting period. The S&P 500 Index1, a measure of U.S. large-cap stocks, ended the period with a gain of 1.23%. Growth stocks outperformed value stocks in the large-cap space, and health care delivered the best return among the index’s sectors.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	3

Small-cap stocks solidly outperformed large caps for the period, with the Russell 2000® Index2 gaining 4.75%. Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period. Because larger companies tend to be globally diversified, a stronger dollar can dampen their earnings growth; smaller companies often have more of a domestic focus and thus are less likely to face currency-related headwinds. Small-cap growth stocks significantly outperformed small-cap value stocks, with the information technology sector delivering the highest returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Smaller-cap stocks often have an advantage when the U.S. dollar strengthens, as it did during the reporting period.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

4	Wells Fargo Advantage VT Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Erik C. Astheimer

I. Charles Rinaldi

Michael Schneider, CFA

Average annual total returns1 (%) as of June 30, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	7-16-2010	(8.75)	9.12	5.54	1.10	0.90
Class 2	10-10-1997	(8.93)	8.85	5.41	1.35	1.15
Russell 2000® Value Index[4]	–	0.78	14.81	6.87	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the und do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	5

Ten largest holdings[5] (%) as of June 30, 2015
InterOil Corporation	7.11
Randgold Resources Limited ADR	6.32
Cavco Industries Incorporated	3.53
OSI Systems Incorporated	3.30
Cray Incorporated	3.11
Argo Group International Holdings Limited	2.84
Delta Air Lines Incorporated	2.48
Coherent Incorporated	1.88
United Continental Holdings Incorporated	1.81
Cincinnati Bell Incorporated	1.79

Sector distribution[6] as of June 30, 2015

[1]	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has contractually committed through April 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.89% for Class 1 and 1.14% for Class 2. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage VT Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class 1
Actual	$1,000.00	$980.27	$4.37	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%
Class 2
Actual	$1,000.00	$978.48	$5.59	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 87.21%

Consumer Discretionary: 13.18%

Auto Components: 1.22%
Fox Factory Holding Corporation †	16,800	$270,144
Gentex Corporation	13,600	223,312

		493,456

Hotels, Restaurants & Leisure: 4.77%
Century Casinos Incorporated †	40,900	257,670
Denny’s Corporation †	52,600	610,686
Peak Resorts Incorporated	15,900	113,844
Scientific Games Corporation Class A †	26,900	418,026
The Wendy’s Company	46,800	527,904

		1,928,130

Household Durables: 6.02%
Cavco Industries Incorporated †	18,900	1,425,816
Harman International Industries Incorporated	1,450	172,463
KB Home Incorporated	16,700	277,220
Skyline Corporation †	17,300	50,862
Taylor Morrison Home Corporation Class A †	10,300	209,708
The New Home Company Incorporated †	17,000	292,910

		2,428,979

Media: 0.40%
Starz Incorporated Class A †	3,600	160,992

Multiline Retail: 0.16%
Fred’s Incorporated Class A	3,300	63,657

Specialty Retail: 0.46%
Vitamin Shoppe Incorporated †	5,000	186,350

Textiles, Apparel & Luxury Goods: 0.15%
Movado Group Incorporated	2,200	59,752

Energy: 12.56%

Energy Equipment & Services: 3.62%
Glori Energy Incorporated †	14,600	20,878
Helix Energy Solutions Group Incorporated †	8,500	107,355
Helmerich & Payne Incorporated	1,050	73,941
ION Geophysical Corporation †	106,500	113,955
Key Energy Services Incorporated †	54,800	98,640
Newpark Resources Incorporated †	70,800	575,604
Parker Drilling Company †	53,000	175,960
PHI Incorporated (non-voting) †	8,900	267,178
Willbros Group Incorporated †	23,500	30,080

		1,463,591

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 8.94%
Clean Energy Fuels Corporation †	17,800	$100,036
InterOil Corporation †	47,700	2,871,540
Range Resources Corporation	5,250	259,245
Sanchez Energy Corporation †	9,000	88,200
Stone Energy Corporation †	7,000	88,130
Trilogy Energy Corporation (a)	44,500	201,269

		3,608,420

Financials: 16.85%

Banks: 8.26%
Ameris Bancorp	11,500	290,835
BBCN Bancorp Incorporated	19,900	294,321
CenterState Banks Incorporated	28,100	379,631
First Horizon National Corporation	30,000	470,100
First Niagara Financial Group Incorporated	40,500	382,320
Hilltop Holdings Incorporated †	10,100	243,309
IBERIABANK Corporation	5,500	375,265
Park Sterling Corporation	25,300	182,160
The Bancorp Incorporated †	36,700	340,576
Valley National Bancorp	8,400	86,604
Wilshire Bancorp Incorporated	23,100	291,753

		3,336,874

Capital Markets: 0.62%
Medley Management Incorporated Class A	21,200	251,008

Consumer Finance: 0.48%
Cash America International Incorporated	1,500	39,285
Enova International Incorporated †	8,200	153,176

		192,461

Insurance: 4.45%
Argo Group International Holdings Limited	20,600	1,147,420
James River Group Holdings Limited	2,500	64,675
National General Holdings Corporation	11,800	245,794
OneBeacon Insurance Group Limited Class A	23,200	336,632

		1,794,521

REITs: 2.52%
Potlatch Corporation	4,900	173,068
Redwood Trust Incorporated	39,900	626,430
UMH Properties Incorporated	22,400	219,520

		1,019,018

Thrifts & Mortgage Finance: 0.52%
Northwest Bancshares Incorporated	16,400	210,248

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	9

Security name	Shares	Value

Health Care: 5.41%

Health Care Equipment & Supplies: 1.84%
Hologic Incorporated †	7,400	$281,644
OraSure Technologies Incorporated †	85,600	461,384

		743,028

Health Care Providers & Services: 2.37%
Air Methods Corporation †	5,400	223,236
Cross Country Healthcare Incorporated †	45,000	570,600
Healthways Incorporated †	13,300	159,334
Teladoc Incorporated †	121	2,299

		955,469

Health Care Technology: 0.68%
Allscripts Healthcare Solutions Incorporated †	20,200	276,336

Life Sciences Tools & Services: 0.29%
PAREXEL International Corporation †	1,850	118,973

Pharmaceuticals: 0.23%
Prestige Brands Holdings Incorporated †	2,000	92,480

Industrials: 10.68%

Airlines: 5.48%
American Airlines Group Incorporated	8,100	323,473
Delta Air Lines Incorporated	24,400	1,002,352
LATAM Airlines Group SP ADR †	22,000	154,880
United Continental Holdings Incorporated †	13,800	731,538

		2,212,243

Commercial Services & Supplies: 2.98%
ABM Industries Incorporated	12,400	407,588
ACCO Brands Corporation †	74,700	580,419
Healthcare Services Group Incorporated	6,500	214,825

		1,202,832

Construction & Engineering: 0.24%
Tutor Perini Corporation †	4,400	94,952

Machinery: 0.41%
Actuant Corporation Class A	7,100	163,939

Professional Services: 0.67%
Hill International Incorporated †	51,612	271,479

Road & Rail: 0.25%
Covenant Transport Incorporated Class A †	4,100	102,746

Trading Companies & Distributors: 0.65%
Applied Industrial Technologies Incorporated	6,650	263,673

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Shares	Value

Information Technology: 12.79%

Communications Equipment: 0.99%
Brocade Communications Systems Incorporated	6,200	$73,656
Harmonic Incorporated †	29,700	202,851
Ruckus Wireless Incorporated †	12,100	125,114

		401,621

Electronic Equipment, Instruments & Components: 6.85%
Checkpoint Systems Incorporated	28,600	291,148
Cognex Corporation	7,900	379,990
Coherent Incorporated †	11,950	758,586
OSI Systems Incorporated †	18,850	1,334,391

		2,764,115

IT Services: 0.17%
TeleTech Holdings Incorporated	2,500	67,700

Semiconductors & Semiconductor Equipment: 0.36%
Kulicke & Soffa Industries Incorporated †	12,500	146,375

Software: 0.28%
Tangoe Incorporated †	8,900	111,962

Technology Hardware, Storage & Peripherals: 4.14%
Cray Incorporated †	42,500	1,254,175
Diebold Incorporated	5,800	203,000
Quantum Corporation †	128,200	215,376

		1,672,551

Materials: 13.96%

Chemicals: 0.34%
Calgon Carbon Corporation	7,200	139,536

Containers & Packaging: 0.24%
Intertape Polymer Group Incorporated	6,300	95,823

Metals & Mining: 12.27%
Agnico-Eagle Mines Limited	10,800	306,396
Carpenter Technology Corporation	7,900	305,572
NovaGold Resources Incorporated †	38,800	132,696
Randgold Resources Limited ADR	38,100	2,550,795
Royal Gold Incorporated	8,200	505,038
Sandstorm Gold Limited †	45,500	133,770
Silver Standard Resources Incorporated †	37,100	232,988
Steel Dynamics Incorporated	31,900	660,809
Webco Industries Incorporated †(a)(i)	2,200	126,500

		4,954,564

Paper & Forest Products: 1.11%
Deltic Timber Corporation	3,500	236,740

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	11

Security name		Shares	Value

Paper & Forest Products (continued)
Wausau Paper Corporation		22,900	$210,222

			446,962

Telecommunication Services: 1.78%

Diversified Telecommunication Services: 1.78%
Cincinnati Bell Incorporated †		188,900	721,598

Total Common Stocks (Cost $32,740,019)			35,218,414

Exchange-Traded Funds: 1.82%
Market Vectors Gold Miners ETF		15,879	282,011
Market Vectors Junior Gold Miners ETF		5,004	120,847
SPDR S&P Regional Banking ETF		7,530	332,525

Total Exchange-Traded Funds (Cost $1,008,931)			735,383

	Yield
Short-Term Investments: 11.07%

Investment Companies: 11.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12%	4,470,582	4,470,582

Total Short-Term Investments (Cost $4,470,582)			4,470,582

Total investments in securities (Cost $38,219,532) *	100.10%	40,424,379
Other assets and liabilities, net	(0.10)	(41,964)

Total net assets	100.00%	$40,382,415

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $38,618,249 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,254,561
Gross unrealized losses	(5,448,431)

Net unrealized gains	$1,806,130

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Small Cap Value Fund	Statement of assets and liabilities—June 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $33,748,950)	$35,953,797
In affiliated securities, at value (cost $4,470,582)	4,470,582

Total investments, at value (cost $38,219,532)	40,424,379
Receivable for investments sold	152,183
Receivable for Fund shares sold	8,268
Receivable for dividends	15,783
Prepaid expenses and other assets	3,065

Total assets	40,603,678

Liabilities
Payable for investments purchased	123,452
Payable for Fund shares redeemed	43,825
Advisory fee payable	16,340
Distribution fee payable	2,546
Administration fees payable	4,413
Professional fees payable	17,671
Accrued expenses and other liabilities	13,016

Total liabilities	221,263

Total net assets	$40,382,415

NET ASSETS CONSIST OF
Paid-in capital	$39,205,675
Undistributed net investment income	217,234
Accumulated net realized losses on investments	(1,245,341)
Net unrealized gains on investments	2,204,847

Total net assets	$40,382,415

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$28,321,671
Shares outstanding – Class 1[1]	2,592,146
Net asset value per share – Class 1	$10.93
Net assets – Class 2	$12,060,744
Shares outstanding – Class 2[1]	1,105,947
Net asset value per share – Class 2	$10.91

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	13

Investment income
Dividends (net of foreign withholding taxes of $468)	$242,400
Income from affiliated securities	1,552

Total investment income	243,952

Expenses
Advisory fee	157,073
Administration fees
Fund level	10,471
Class 1	11,690
Class 2	5,065
Distribution fee
Class 2	15,827
Custody and accounting fees	9,714
Professional fees	22,131
Shareholder report expenses	11,015
Trustees’ fees and expenses	6,918
Other fees and expenses	5,009

Total expenses	254,913
Less: Fee waivers and/or expense reimbursements	(52,693)

Net expenses	202,220

Net investment income	41,732

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,770,039
Net change in unrealized gains (losses) on investments	(3,717,437)

Net realized and unrealized gains (losses) on investments	(947,398)

Net decrease in net assets resulting from operations	$(905,666)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Small Cap Value Fund	Statement of changes in net assets

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment income		$41,732		$384,531
Net realized gains on investments		2,770,039		4,649,149
Net change in unrealized gains (losses) on investments		(3,717,437)		(2,514,959)

Net increase (decrease) in net assets resulting from operations		(905,666)		2,518,721

Distributions to shareholders from
Net investment income
Class 1		0		(214,385)
Class 2		0		(53,163)

Total distributions to shareholders		0		(267,548)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	43,494	476,677	145,789	1,586,802
Class 2	34,307	377,106	190,581	2,169,735

		853,783		3,756,537

Reinvestment of distributions
Class 1	0	0	18,168	214,385
Class 2	0	0	4,505	53,163

		0		267,548

Payment for shares redeemed
Class 1	(257,460)	(2,827,288)	(707,033)	(8,020,383)
Class 2	(152,278)	(1,675,623)	(355,425)	(4,044,288)

		(4,502,911)		(12,064,671)

Net decrease in net assets resulting from capital share transactions		(3,649,128)		(8,040,586)

Total decrease in net assets		(4,554,794)		(5,789,413)

Net assets
Beginning of period		44,937,209		50,726,622

End of period		$40,382,415		$44,937,209

Undistributed net investment income		$217,234		$175,502

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Small Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 1		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.15	$10.72	$9.41	$8.33	$9.04	$7.36
Net investment income	0.02	0.11	0.10	0.12	0.11	0.05 [2]
Net realized and unrealized gains (losses) on investments	(0.24)	0.39	1.31	1.06	(0.74)	1.63

Total from investment operations	(0.22)	0.50	1.41	1.18	(0.63)	1.68
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.10)	(0.10)	(0.08)	0.00
Net asset value, end of period	$10.93	$11.15	$10.72	$9.41	$8.33	$9.04
Total return[3]	(1.97)%	4.63%	15.03%	14.33%	(7.06)%	22.83%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.09%	1.10%	1.09%	1.14%	0.96%
Net expenses	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	0.27%	0.85%	0.81%	1.10%	1.07%	1.43%
Supplemental data
Portfolio turnover rate	12%	27%	18%	17%	16%	61%
Net assets, end of period (000s omitted)	$28,322	$31,296	$35,900	$38,113	$43,155	$58,255

[1]	For the period from July 16, 2010 (commencement of class operations) to December 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 2		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.15	$10.71	$9.40	$8.32	$9.03	$7.83
Net investment income	0.00 [2]	0.07	0.07	0.09	0.09	0.12
Net realized and unrealized gains (losses) on investments	(0.24)	0.41	1.31	1.07	(0.74)	1.20

Total from investment operations	(0.24)	0.48	1.38	1.16	(0.65)	1.32
Distributions to shareholders from
Net investment income	0.00	(0.04)	(0.07)	(0.08)	(0.06)	(0.12)
Net asset value, end of period	$10.91	$11.15	$10.71	$9.40	$8.32	$9.03
Total return[3]	(2.15)%	4.46%	14.75%	14.00%	(7.26)%	17.25%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.34%	1.35%	1.34%	1.39%	1.52%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	0.02%	0.58%	0.55%	0.90%	0.82%	1.06%
Supplemental data
Portfolio turnover rate	12%	27%	18%	17%	16%	61%
Net assets, end of period (000s omitted)	$12,061	$13,641	$14,826	$16,245	$14,681	$19,606

[1]	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

[2]	Amount is less than $0.005 per share.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

18	Wells Fargo Advantage VT Small Cap Value Fund	Notes to financial statements (unaudited)

independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	19

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,716,042 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$5,321,316	$0	$0	$5,321,316
Energy	4,870,742	201,269	0	5,072,011
Financials	6,804,130	0	0	6,804,130
Health care	2,186,286	0	0	2,186,286
Industrials	4,311,864	0	0	4,311,864
Information technology	5,164,324	0	0	5,164,324
Materials	5,414,562	222,323	0	5,636,885
Telecommunication services	721,598	0	0	721,598

Exchange-traded funds	735,383	0	0	735,383

Short-term investments
Investment companies	4,470,582	0	0	4,470,582
Total assets	$40,000,787	$423,592	$0	$40,424,379

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

20	Wells Fargo Advantage VT Small Cap Value Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2015, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.89% for Class 1 and 1.14% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2015 were $4,737,133 and $12,312,320, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $40 in commitment fees.

For the six months ended June 30, 2015, there were no borrowings by the Fund under the agreement.

7. SUBSEQUENT DISTRIBUTION

On July 9, 2015, the Fund declared distributions from net investment income to shareholders of record on July 8, 2015. The per share amounts payable on July 10, 2015 were as follows:

Net investment income
Class 1	$0.05988
Class 2	$0.02586

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	21

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage VT Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage VT Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

26	Wells Fargo Advantage VT Small Cap Value Fund	Other information (unaudited)

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Classes 1 and 2) was lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Value Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for all periods. The Board took note of the explanations for the relative underperformance, including with respect to overall investment approach, sector allocations and investment decisions that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate for Class 1 was higher than the average rate for its expense Group, while the Management Rate for Class 2 was in range of the average rate for its expense Group. The Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	27

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo Advantage VT Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235292 08-15 SVT8/SAR145 06-15

Wells Fargo Advantage

VT Total Return Bond Fund

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Total Return Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Total Return Bond Fund for the six-month period that ended June 30, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned -0.10% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.3% as of June 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The June Federal Open Market Committee minutes said “the Committee expects inflation to rise gradually toward 2% over the medium term as the labor market improves further and the transitory effects of earlier declines in energy and import prices dissipate.” The period was also marked by lower oil prices, which fell to below $50 per barrel in early 2015 before stabilizing near $60 per barrel at the end of June 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-term yields rose ahead of expectations for the Fed to raise rates.

Ten-year U.S. Treasury yields were as low as 1.64% in January 2015, benefiting from safe-haven status as well as relative attractiveness to global investors. Ten-year U.S. Treasury yields then rose throughout the period, ending with a yield of 2.36%. As longer-term rates rose, longer-term bond returns were negative as investors unwound positions in which they had reached for yield via longer-term bonds. Treasury bonds with maturities greater than 10 years returned -4.41% during the six-month period that ended June 30, 2015, according to the Barclays U.S. Aggregate Bond Index. Investment-grade corporate bonds returned -0.92% during the period, hurt by a large amount of new issuance that was driven by a rush to lock in attractive funding levels before rates moved higher as well as by strong merger and acquisition activity. Securitized debt returned 0.35%, according to the Barclays U.S. Aggregate Bond Index. Meanwhile, AAA-rated bonds had higher returns than BBB-rated bonds.

While yields have been at historically low levels, there is a risk of rising rates and negative bond returns. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage VT Total Return Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA

Average annual total returns (%) as of June 30, 2015

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	9-20-1999	1.58	3.70	4.77	0.92	0.90
Barclays U.S. Aggregate Bond Index[3]	–	1.86	3.35	4.44	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling
1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	5

Ten largest holdings[4] (%) as of June 30, 2015
U.S. Treasury Note, 1.75%, 9-30-2019	3.35
U.S. Treasury Note, 0.75%, 4-15-2018	3.04
U.S. Treasury Note, 0.88%, 8-15-2017	3.03
FNMA, 3.50%, 8-13-2045	2.82
GNMA, 3.50%, 8-20-2045	2.48
FNMA, 3.50%, 7-14-2045	2.00
U.S. Treasury Note, 1.38%, 4-30-2020	1.65
U.S. Treasury Note, 1.50%, 1-31-2019	1.48
U.S. Treasury Note, 0.63%, 9-30-2017	1.42
U.S. Treasury Note, 0.63%, 2-15-2017	1.32

Portfolio allocation[5] as of June 30, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The Adviser has contractually committed through April 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage VT Total Return Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class 2
Actual	$1,000.00	$998.45	$4.46	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 31.88%
FHLMC ±	2.74%	8-1-2044	$37,862	$38,853
FHLMC ±	2.75	5-1-2045	70,652	72,306
FHLMC ±	2.75	6-1-2045	71,000	72,549
FHLMC ±	2.83	7-1-2045	102,000	104,641
FHLMC (a)	2.85	7-1-2045	72,000	73,821
FHLMC ±	2.90	8-1-2044	62,435	64,394
FHLMC	3.00	2-15-2045	657,487	655,222
FHLMC	3.50	12-1-2028	21,060	22,314
FHLMC	3.50	11-1-2029	218,825	231,541
FHLMC	3.50	4-1-2030	251,752	267,008
FHLMC	3.50	8-1-2034	130,462	136,055
FHLMC	3.50	10-1-2034	23,720	24,743
FHLMC	3.50	11-1-2034	24,287	25,333
FHLMC	3.50	1-1-2035	24,562	25,591
FHLMC %%	3.50	7-14-2045	300,000	307,998
FHLMC %%	3.50	8-13-2045	700,000	716,802
FHLMC	4.00	10-1-2029	58,268	62,092
FHLMC	4.00	11-1-2032	68,537	73,338
FHLMC	4.00	6-1-2033	21,165	22,920
FHLMC	4.00	11-1-2033	26,552	28,527
FHLMC	4.00	4-15-2040	22,898	24,544
FHLMC	4.00	11-1-2043	22,856	24,365
FHLMC	4.50	8-1-2020	439,490	457,597
FHLMC	4.50	8-1-2026	50,637	54,327
FHLMC	4.50	6-1-2042	203,676	223,821
FHLMC	4.50	6-1-2045	24,972	27,503
FHLMC	5.00	8-1-2039	334,266	376,558
FHLMC	5.00	7-1-2044	90,044	101,858
FHLMC	5.50	7-1-2038	140,987	161,012
FHLMC Series 271 Class 30	3.00	8-15-2042	303,794	300,938
FHLMC Series 2980 Class QA	6.00	5-15-2035	309,608	340,442
FHLMC Series 300 Class 300	3.00	1-15-2043	343,017	342,194
FHLMC Series 3664 Class DA	4.00	11-15-2037	56,208	59,370
FHLMC Series 3876 Class NB	5.00	8-15-2038	81,642	88,085
FHLMC Series 4227 Class AB	3.50	10-15-2037	181,017	190,786
FHLMC Series 4425 Class A	4.00	9-15-2040	181,216	194,020
FHLMC Series 4430 Class A	4.00	4-15-2041	270,106	292,386
FHLMC Series 4483 Class PA (a)	2.50	6-15-2045	389,000	395,576
FHLMC Series T-48 Class 1A3 ±	5.58	7-25-2033	2,133	2,433
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	356	411
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	22,572	26,923
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	31,925	38,144
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	32,371	39,374
FNMA ¤	0.00	10-9-2019	260,000	237,268
FNMA (a)	2.60	7-1-2045	106,000	108,091
FNMA (a)	2.51	8-1-2045	36,000	36,526
FNMA ±	2.39	1-1-2036	43,075	46,064
FNMA ±	2.56	3-1-2045	32,323	32,960
FNMA	2.63	9-6-2024	102,000	101,883
FNMA ±	2.72	1-1-2045	90,292	92,640

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.74%	1-1-2045	$125,853	$129,125
FNMA ±	2.76	2-1-2045	105,315	108,130
FNMA ±	2.83	5-1-2043	41,507	42,817
FNMA	3.00	3-1-2033	145,467	147,347
FNMA	3.00	10-25-2042	456,646	456,056
FNMA %%	3.00	7-14-2045	300,000	298,172
FNMA	3.50	12-1-2029	93,122	98,638
FNMA	3.50	1-1-2030	190,088	201,646
FNMA	3.50	2-1-2030	136,940	145,451
FNMA	3.50	4-1-2030	127,132	135,271
FNMA	3.50	6-1-2042	35,648	36,722
FNMA	3.50	6-1-2042	61,770	63,635
FNMA	3.50	7-1-2042	58,119	59,869
FNMA	3.50	7-1-2042	111,159	114,499
FNMA	3.50	7-1-2042	156,656	161,385
FNMA	3.50	8-1-2042	117,531	121,071
FNMA	3.50	10-1-2042	54,182	55,819
FNMA	3.50	11-1-2043	127,664	131,516
FNMA	3.50	3-1-2044	310,122	319,481
FNMA	3.50	6-1-2045	464,394	478,992
FNMA %%	3.50	7-14-2045	1,700,000	1,748,576
FNMA %%	3.50	8-13-2045	2,400,000	2,462,203
FNMA %%	3.50	9-14-2045	300,000	306,914
FNMA	4.00	3-1-2025	8,180	8,722
FNMA	4.00	5-1-2025	16,320	17,446
FNMA	4.00	6-1-2025	104,530	111,748
FNMA	4.00	6-1-2026	21,980	23,492
FNMA	4.00	12-1-2028	52,321	55,804
FNMA	4.00	1-1-2029	212,331	226,472
FNMA	4.00	1-1-2029	35,314	37,667
FNMA	4.00	2-1-2029	84,870	90,520
FNMA	4.00	2-1-2029	81,468	86,901
FNMA	4.00	2-1-2029	58,036	61,897
FNMA	4.00	3-1-2029	82,656	88,150
FNMA	4.00	3-1-2029	56,801	60,585
FNMA	4.00	3-1-2029	75,760	80,615
FNMA	4.00	4-1-2029	90,699	96,736
FNMA	4.00	7-1-2029	58,373	62,256
FNMA	4.00	11-1-2029	121,403	129,467
FNMA	4.00	8-1-2033	194,972	208,728
FNMA	4.00	9-1-2033	43,823	47,630
FNMA	4.00	9-1-2033	36,856	39,514
FNMA	4.00	9-1-2033	37,314	39,903
FNMA	4.00	11-1-2033	24,743	26,893
FNMA	4.00	2-1-2034	47,047	50,458
FNMA	4.00	2-1-2034	80,556	86,400
FNMA	4.00	3-1-2034	239,441	257,843
FNMA	4.00	4-1-2034	158,337	169,808
FNMA	4.00	5-1-2034	32,944	35,331
FNMA	4.00	6-1-2034	31,294	33,564

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	6-1-2034	$24,422	$26,299
FNMA	4.00	6-1-2034	53,543	57,658
FNMA	4.00	6-1-2034	50,325	53,976
FNMA	4.00	7-1-2034	56,838	60,962
FNMA	4.00	7-1-2034	43,110	46,238
FNMA	4.00	7-1-2034	38,726	41,702
FNMA	4.00	8-1-2034	87,439	93,782
FNMA	4.00	8-1-2034	53,892	57,802
FNMA	4.00	9-1-2034	57,917	62,118
FNMA	4.00	6-1-2035	25,916	27,909
FNMA	4.00	6-1-2035	133,000	142,282
FNMA	4.00	6-25-2039	108,679	116,257
FNMA	4.00	7-1-2042	490,772	522,972
FNMA	4.00	3-1-2044	36,407	38,861
FNMA	4.00	4-1-2044	56,167	59,953
FNMA	4.00	11-1-2044	145,732	155,588
FNMA	4.00	11-1-2044	92,287	98,527
FNMA	4.00	1-1-2045	25,814	27,560
FNMA	4.00	2-1-2045	51,692	55,190
FNMA	4.00	3-1-2045	28,820	30,770
FNMA	4.00	3-1-2045	100,322	107,113
FNMA	4.00	4-1-2045	24,904	26,590
FNMA	4.00	4-1-2045	121,176	129,382
FNMA	4.00	5-1-2045	24,962	26,654
FNMA	4.00	5-1-2045	60,916	65,046
FNMA ±	4.37	4-1-2040	72,430	76,774
FNMA	4.50	10-1-2033	62,366	67,856
FNMA	4.50	5-1-2034	93,691	103,503
FNMA	4.50	5-1-2034	35,194	38,792
FNMA	4.50	2-1-2044	370,031	407,305
FNMA	4.50	3-1-2044	114,746	126,079
FNMA	4.50	4-1-2044	265,087	291,918
FNMA	4.50	6-1-2044	50,193	55,273
FNMA	4.50	2-1-2045	67,607	74,466
FNMA	5.00	7-1-2041	648,045	732,737
FNMA	5.00	8-1-2041	42,646	48,220
FNMA	5.00	7-1-2044	35,707	40,428
FNMA	5.50	9-1-2034	23,215	25,701
FNMA	5.50	4-1-2036	13,969	15,659
FNMA	5.50	7-1-2039	32,485	37,182
FNMA	5.50	4-25-2042	7,337	8,250
FNMA Series 2002-33 Class A2	7.50	6-25-2032	23,217	27,817
FNMA Series 2002-95 Class DB	6.00	1-25-2033	82,466	95,141
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	84,750	91,971
FNMA Series 2005-5 Class PA	5.00	1-25-2035	23,670	25,944
FNMA Series 2006-56 Class CA	6.00	7-25-2036	17,721	20,286
FNMA Series 2012-134 Class LC	3.00	12-25-2042	75,757	76,202
FNMA Series 2012-411 Class A3	3.00	8-25-2042	81,880	81,832
FNMA Series 2013-94 Class HA	4.00	1-25-2040	48,241	51,959
FNMA Series 2014-49 Class LC	3.00	7-25-2054	242,692	249,764

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2014-9 Class A	4.00%	5-25-2037	$91,855	$98,561
GNMA %%	3.00	7-20-2045	400,000	403,039
GNMA %%	3.00	8-20-2045	100,000	100,506
GNMA %%	3.50	7-20-2045	500,000	517,949
GNMA %%	3.50	8-20-2045	2,100,000	2,169,726
GNMA %%	4.00	7-20-2045	700,000	740,961
GNMA %%	4.00	8-20-2045	600,000	634,219
GNMA	4.50	4-20-2045	24,853	27,495
GNMA	4.50	4-20-2045	24,917	27,566
GNMA	4.50	4-20-2045	24,936	27,527
GNMA	4.50	5-15-2045	79,871	88,395
GNMA	4.50	5-20-2045	79,865	87,866
GNMA	4.50	5-20-2045	25,967	28,496
GNMA	5.00	12-20-2044	119,606	133,929
Tennessee Valley Authority	2.88	9-15-2024	280,000	280,886

Total Agency Securities (Cost $27,784,804)				27,871,403

Asset-Backed Securities: 14.73%
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	13,736	13,737
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	355,000	355,678
Ally Auto Receivables Trust Series 2014-2 Class A4	1.84	1-15-2020	42,000	42,283
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	186,000	186,437
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	130,000	130,330
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.68	10-15-2019	273,000	273,569
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.75	1-15-2021	161,000	161,185
American Express Credit Accounts Series 2014-1 Class A ±	0.56	12-15-2021	100,000	99,889
Avis Budget Rental Car Aesop Series 2013-1A Class A 144A	1.92	9-20-2019	152,000	151,439
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	100,000	100,661
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	100,000	100,063
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	52,000	52,155
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	50,000	50,333
California Republic Auto Receivables Trust Series 2015-1 Class A3	1.33	4-15-2019	79,000	79,199
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	91,000	91,327
California Republic Auto Receivables Trust Series 2015-2 Class A3	1.31	8-15-2019	100,000	99,958
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	79,000	79,534
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	50,000	50,423
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	136,000	136,149
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	172,000	173,016
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	118,000	118,325
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	107,000	107,170
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.49	6-20-2016	116,295	116,285
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	177,000	177,558
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	51,000	51,387
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	196,000	196,808
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	29,000	29,245
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	267,000	267,672
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	113,000	113,032
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	62,000	61,993
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	73,000	72,990
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	105,000	105,056

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97%	1-21-2020	$156,000	$155,869
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 ±	0.24	11-15-2019	100,000	99,656
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	157,000	157,782
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	608,000	614,116
Discover Card Execution Note Trust Series 2015-A2 Class A	1.90	10-17-2022	135,000	133,909
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	75,758	75,735
Ford Credit Auto Owner Trust Series 2013-D Class A3	0.67	4-15-2018	59,654	59,601
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	273,000	276,185
Ford Credit Auto Owner Trust Series 2014-1 Class A2 ±	0.59	2-15-2019	46,000	46,002
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	104,000	103,978
Ford Credit Auto Owner Trust Series 2015-A Class A4	1.64	6-15-2020	47,000	47,118
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	140,000	141,768
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A2 ±	0.66	9-15-2018	105,000	105,167
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	141,000	140,997
Ford Credit Floorplan Master Owner Trust Series 2014-2 Class A ±	0.67	2-15-2021	150,000	149,921
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class A2 ±	0.59	1-15-2020	58,000	57,945
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	0.76	1-15-2022	279,000	278,631
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	90,520	90,542
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	94,196	94,127
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	189,000	188,694
Honda Auto Receivables Owner Trust Series 2014-4 Class A4	1.46	10-15-2020	42,000	42,025
Honda Auto Receivables Owner Trust Series 2014-B Class A3	0.90	12-17-2018	83,000	82,938
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	34,819	34,912
Hyundai Auto Receivables Trust Series 2013-A Class A4	0.75	9-17-2018	42,000	41,953
Hyundai Auto Receivables Trust Series 2013-B Class A4	1.01	2-15-2019	37,000	37,020
MBNA Credit Card Master Note Trust Series 2004-A3 Class A3 ±	0.45	8-16-2021	231,000	230,243
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.50	3-27-2023	100,000	99,828
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.63	4-25-2023	96,000	96,156
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.44	1-25-2037	131,043	129,736
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.46	10-27-2036	137,216	135,730
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.39	10-25-2033	124,000	120,160
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.38	3-23-2037	125,000	122,124
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.40	12-24-2035	136,000	133,625
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	0.46	3-22-2032	100,000	96,453
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.37	11-23-2022	24,993	24,992
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.36	10-26-2026	85,408	85,344
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.99	4-25-2046	55,866	56,563
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.67	5-15-2028	67,020	67,038
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	0.83	4-27-2026	209,000	209,006
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.45	7-25-2023	189,781	188,872
SLM Student Loan Trust Series 2004-9 Class A5 ±	0.43	1-27-2020	212,074	211,418
SLM Student Loan Trust Series 2005-2 Class A5 ±	0.37	4-27-2020	239,155	238,271
SLM Student Loan Trust Series 2005-5 Class A4 ±	0.42	10-25-2028	180,000	175,512
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.48	7-27-2026	59,063	59,635
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.42	10-27-2031	120,000	115,676
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.43	10-25-2029	108,000	105,497
SLM Student Loan Trust Series 2005-9 Class A ±	0.40	1-27-2025	132,393	132,094
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.38	1-25-2021	181,000	178,692
SLM Student Loan Trust Series 2007-2 Class A4 ±	0.34	7-25-2022	187,000	180,680
SLM Student Loan Trust Series 2007-2 Class B ±	0.45	7-25-2025	100,000	89,393

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2007-3 Class A3 ±	0.32%	4-25-2019	$281,000	$278,192
SLM Student Loan Trust Series 2007-3 Class A4 ±	0.34	1-25-2022	184,000	177,498
SLM Student Loan Trust Series 2010-1 Class A ±	0.59	3-25-2025	111,965	111,827
SLM Student Loan Trust Series 2012-6 Class A3 ±	0.94	5-26-2026	100,000	101,252
SLM Student Loan Trust Series 2012-6 Class B ±	1.19	4-27-2043	100,000	94,512
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.29	8-15-2023	25,630	25,709
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	155,000	159,184
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.94	10-16-2023	53,340	53,458
SLM Student Loan Trust Series 2013-1 Class B ±	1.99	11-25-2043	100,000	100,434
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.59	10-26-2020	100,000	100,131
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.84	7-15-2022	81,197	81,317
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.57	7-26-2021	100,000	99,760
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.78	3-26-2029	119,000	119,574
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.79	7-15-2022	63,298	63,387
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	101,000	102,551
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	0.79	7-17-2023	156,791	156,945
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	205,000	201,940
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.18	6-15-2027	100,000	100,319
Trade Maps Limited Series 2013-1A Class A 144A±	0.89	12-10-2018	268,000	267,987
World Financial Network Credit Card Master Trust Series 2014-B Class A	0.61	7-15-2019	98,000	98,003

Total Asset-Backed Securities (Cost $12,850,958)				12,878,195

Corporate Bonds and Notes: 18.18%

Consumer Discretionary: 1.68%

Auto Components: 0.03%
Johnson Controls Incorporated	4.95	7-2-2064	25,000	23,655

Automobiles: 0.33%
General Motors Company	3.45	4-10-2022	90,000	87,999
General Motors Company	3.50	10-2-2018	115,000	118,739
General Motors Company	5.00	4-1-2035	50,000	49,093
General Motors Company	5.20	4-1-2045	30,000	29,742

				285,573

Hotels, Restaurants & Leisure: 0.17%
McDonald’s Corporation	2.20	5-26-2020	60,000	59,336
McDonald’s Corporation	4.60	5-26-2045	40,000	38,878
Yum! Brands Incorporated	5.35	11-1-2043	50,000	47,842

				146,056

Internet & Catalog Retail: 0.12%
Amazon.com Incorporated	4.95	12-5-2044	110,000	106,813

Media: 0.90%
Comcast Corporation	4.40	8-15-2035	40,000	39,596
Cox Communications Incorporated 144A	4.80	2-1-2035	35,000	32,214
DIRECTV Holdings LLC	3.80	3-15-2022	40,000	40,185
DIRECTV Holdings LLC	3.95	1-15-2025	130,000	127,265
DIRECTV Holdings LLC	4.45	4-1-2024	95,000	96,949

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Scripps Networks Interactive Incorporated	2.80%	6-15-2020	$60,000	$59,055
Scripps Networks Interactive Incorporated	3.50	6-15-2022	40,000	39,314
Scripps Networks Interactive Incorporated	3.90	11-15-2024	75,000	73,610
Scripps Networks Interactive Incorporated	3.95	6-15-2025	70,000	68,640
Thomson Reuters Corporation	3.85	9-29-2024	45,000	44,652
Time Warner Cable Incorporated	6.55	5-1-2037	25,000	25,954
Viacom Incorporated	4.85	12-15-2034	115,000	106,050
Viacom Incorporated	5.25	4-1-2044	35,000	32,704

				786,188

Specialty Retail: 0.06%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	55,000	54,411

Textiles, Apparel & Luxury Goods: 0.07%
Coach Incorporated	4.25	4-1-2025	65,000	62,335

Consumer Staples: 1.42%

Beverages: 0.20%
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	35,000	33,480
PepsiCo Incorporated	1.25	4-30-2018	55,000	54,743
PepsiCo Incorporated	1.85	4-30-2020	85,000	83,986

				172,209

Food & Staples Retailing: 0.06%
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	55,000	51,570

Food Products: 0.79%
H. J. Heinz Company 144A%%	2.80	7-2-2020	140,000	139,982
H. J. Heinz Company 144A%%	3.95	7-15-2025	165,000	165,929
H. J. Heinz Company 144A%%	5.00	7-15-2035	5,000	5,064
H. J. Heinz Company 144A%%	5.20	7-15-2045	70,000	71,631
WM Wrigley Jr Company 144A	2.00	10-20-2017	35,000	35,300
WM Wrigley Jr Company 144A	2.40	10-21-2018	55,000	55,749
WM Wrigley Jr Company 144A	2.90	10-21-2019	107,000	108,866
WM Wrigley Jr Company 144A	3.38	10-21-2020	105,000	108,097

				690,618

Tobacco: 0.37%
Altria Group Incorporated	2.63	1-14-2020	110,000	109,481
Altria Group Incorporated	4.50	5-2-2043	60,000	55,372
Reynolds American Incorporated	4.45	6-12-2025	85,000	86,472
Reynolds American Incorporated	5.70	8-15-2035	70,000	72,379

				323,704

Energy: 2.80%

Oil, Gas & Consumable Fuels: 2.80%
Chevron Corporation	1.37	3-2-2018	155,000	154,638
Chevron Corporation	2.41	3-3-2022	125,000	121,427

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Company	2.88%	11-15-2021	$60,000	$60,454
Continental Resources Incorporated	4.50	4-15-2023	25,000	24,076
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	105,000	106,091
El Paso Pipeline Partners Operating LLC	4.30	5-1-2024	75,000	73,912
Energy Transfer Partners LP	2.50	6-15-2018	80,000	80,068
Energy Transfer Partners LP	4.05	3-15-2025	75,000	70,730
Energy Transfer Partners LP	4.15	10-1-2020	40,000	41,074
Energy Transfer Partners LP	4.75	1-15-2026	115,000	113,352
Energy Transfer Partners LP	6.13	12-15-2045	55,000	55,136
Enlink Midstream Partners LP	5.05	4-1-2045	95,000	85,858
Enterprise Products Operating LLC	3.70	2-15-2026	80,000	77,737
Enterprise Products Operating LLC	3.75	2-15-2025	60,000	58,716
Enterprise Products Operating LLC	4.85	3-15-2044	30,000	28,116
Enterprise Products Operating LLC	4.90	5-15-2046	10,000	9,399
Exxon Mobil Corporation	1.31	3-6-2018	110,000	109,842
Exxon Mobil Corporation	1.91	3-6-2020	130,000	129,111
Exxon Mobil Corporation	2.71	3-6-2025	125,000	121,193
Kerr-McGee Corporation	6.95	7-1-2024	160,000	192,646
Kinder Morgan Energy Partners LP	5.30	12-1-2034	30,000	27,652
Kinder Morgan Energy Partners LP	5.55	6-1-2045	50,000	46,064
Marathon Oil Corporation	3.85	6-1-2025	70,000	68,501
Marathon Oil Corporation	5.20	6-1-2045	45,000	43,529
Marathon Petroleum Corporation	5.00	9-15-2054	20,000	18,052
MPLX LP	4.00	2-15-2025	10,000	9,742
Newfield Exploration Company	5.63	7-1-2024	40,000	40,400
ONEOK Partners LP	2.00	10-1-2017	80,000	80,155
Phillips 66	4.88	11-15-2044	15,000	14,276
Rowan Companies Incorporated	5.40	12-1-2042	54,000	43,879
Rowan Companies Incorporated	5.85	1-15-2044	30,000	25,322
Sunoco Logistics Partner LP	5.35	5-15-2045	60,000	54,593
TC Pipelines LP	4.65	6-15-2021	28,000	29,120
Valero Energy Corporation	4.90	3-15-2045	65,000	60,696
Western Gas Partners LP	3.95	6-1-2025	75,000	72,077
Western Gas Partners LP	5.38	6-1-2021	30,000	32,351
Williams Partners LP	4.00	9-15-2025	75,000	70,144

				2,450,129

Financials: 6.61%

Banks: 1.75%
Bank of America Corporation	1.50	10-9-2015	235,000	235,539
Bank of America Corporation	3.95	4-21-2025	35,000	33,755
Bank of America Corporation	6.00	9-1-2017	120,000	130,452
BB&T Corporation	2.63	6-29-2020	175,000	175,231
Citigroup Incorporated	1.55	8-14-2017	175,000	174,665
Citigroup Incorporated	1.70	7-25-2016	120,000	120,786
Citigroup Incorporated	3.30	4-27-2025	125,000	120,013
Citigroup Incorporated	4.40	6-10-2025	100,000	99,477
JPMorgan Chase & Company	2.25	1-23-2020	90,000	88,443
JPMorgan Chase & Company	2.75	6-23-2020	193,000	192,854

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
JPMorgan Chase & Company	4.85%	2-1-2044	$60,000	$61,770
JPMorgan Chase & Company	4.95	6-1-2045	100,000	96,858

				1,529,843

Capital Markets: 1.30%
Goldman Sachs Group Incorporated	3.75	5-22-2025	225,000	221,697
Goldman Sachs Group Incorporated	5.15	5-22-2045	90,000	86,523
Goldman Sachs Group Incorporated	6.75	10-1-2037	40,000	46,840
Lazard Group LLC	3.75	2-13-2025	145,000	137,782
Lazard Group LLC	4.25	11-14-2020	80,000	84,038
Morgan Stanley	2.65	1-27-2020	80,000	79,790
Morgan Stanley	2.80	6-16-2020	175,000	175,310
Morgan Stanley	3.95	4-23-2027	120,000	112,949
Morgan Stanley	4.30	1-27-2045	30,000	27,926
Morgan Stanley	4.35	9-8-2026	65,000	63,754
Morgan Stanley	5.38	10-15-2015	100,000	101,333

				1,137,942

Consumer Finance: 1.89%
American Express Credit Corporation	2.38	5-26-2020	125,000	123,992
Daimler Finance North America LLC 144A	1.88	1-11-2018	150,000	150,258
Daimler Finance North America LLC 144A	2.38	8-1-2018	150,000	152,003
Discover Financial Services	3.75	3-4-2025	70,000	66,737
ERAC USA Finance LLC 144A	4.50	2-15-2045	25,000	22,891
ERAC USA Finance LLC 144A	5.63	3-15-2042	82,000	87,587
Ford Motor Credit Company LLC	3.66	9-8-2024	200,000	197,059
Hyundai Capital America 144A	2.00	3-19-2018	40,000	39,995
Hyundai Capital America 144A	2.60	3-19-2020	100,000	99,948
Murray Street Investment Trust I	4.65	3-9-2017	188,000	197,455
Synchrony Financial	2.70	2-3-2020	105,000	103,634
Synchrony Financial	4.25	8-15-2024	70,000	70,203
Toyota Motor Credit Corporation	1.13	5-16-2017	210,000	210,434
Toyota Motor Credit Corporation	2.75	5-17-2021	125,000	126,684

				1,648,880

Diversified Financial Services: 0.19%
CME Group Incorporated	3.00	3-15-2025	40,000	38,782
General Electric Capital Corporation	5.88	1-14-2038	110,000	132,030

				170,812

Insurance: 0.40%
American International Group Incorporated	4.38	1-15-2055	40,000	35,479
American International Group Incorporated	4.50	7-16-2044	45,000	42,648
Assurant Incorporated	2.50	3-15-2018	105,000	106,500
MetLife Incorporated	1.90	12-15-2017	55,000	55,236
MetLife Incorporated	3.00	3-1-2025	40,000	38,260
Principal Financial Group Incorporated	3.40	5-15-2025	55,000	53,643
Prudential Financial Incorporated	4.60	5-15-2044	20,000	19,326

				351,092

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs: 1.08%
American Tower Corporation	2.80%	6-1-2020	$50,000	$49,261
American Tower Corporation	3.45	9-15-2021	105,000	104,381
American Tower Corporation	3.50	1-31-2023	96,000	92,100
American Tower Corporation	4.00	6-1-2025	55,000	53,545
DDR Corporation	3.38	5-15-2023	100,000	95,685
DDR Corporation	4.63	7-15-2022	120,000	125,866
Federal Realty Investment Trust	3.00	8-1-2022	40,000	39,359
HCP Incorporated	4.00	6-1-2025	40,000	39,100
Healthcare Trust of America Holdings LP	3.38	7-15-2021	70,000	69,587
Mid-America Apartments LP	3.75	6-15-2024	90,000	88,784
Mid-America Apartments LP	4.30	10-15-2023	80,000	82,797
Tanger Properties LP	3.75	12-1-2024	45,000	44,401
Tanger Properties LP	3.88	12-1-2023	55,000	55,478

				940,344

Health Care: 1.37%

Biotechnology: 0.56%
Amgen Incorporated	2.13	5-1-2020	30,000	29,350
Amgen Incorporated	2.20	5-22-2019	80,000	79,730
Amgen Incorporated	2.70	5-1-2022	60,000	57,950
Amgen Incorporated	4.40	5-1-2045	65,000	60,055
Baxalta Incorporated 144A	2.88	6-23-2020	75,000	74,823
Baxalta Incorporated 144A	3.60	6-23-2022	35,000	34,966
Baxalta Incorporated 144A	4.00	6-23-2025	70,000	69,542
Baxalta Incorporated 144A	5.25	6-23-2045	20,000	20,039
Celgene Corporation	5.25	8-15-2043	60,000	62,254

				488,709

Health Care Equipment & Supplies: 0.18%
Boston Scientific Corporation	3.38	5-15-2022	40,000	39,127
Medtronic Incorporated 144A	3.15	3-15-2022	75,000	75,265
Medtronic Incorporated 144A	4.38	3-15-2035	45,000	44,518

				158,910

Health Care Providers & Services: 0.09%
WellPoint Incorporated	3.50	8-15-2024	50,000	47,957
WellPoint Incorporated	5.10	1-15-2044	35,000	34,092

				82,049

Pharmaceuticals: 0.54%
AbbVie Incorporated	1.80	5-14-2018	125,000	124,533
AbbVie Incorporated	2.50	5-14-2020	200,000	197,862
AbbVie Incorporated	3.60	5-14-2025	100,000	98,686
Mylan Incorporated	5.40	11-29-2043	45,000	45,868

				466,949

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.69%

Aerospace & Defense: 0.18%
Northrop Grumman Corporation	3.25%	8-1-2023	$110,000	$107,622
Northrop Grumman Corporation	3.85	4-15-2045	55,000	48,365

				155,987

Air Freight & Logistics: 0.06%
FedEx Corporation	4.10	2-1-2045	60,000	53,689

Machinery: 0.06%
Valmont Industries Incorporated	5.25	10-1-2054	55,000	49,121

Professional Services: 0.06%
Verisk Analytics Incorporated	4.00	6-15-2025	40,000	39,128
Verisk Analytics Incorporated	5.50	6-15-2045	15,000	14,703

				53,831

Road & Rail: 0.31%
Penske Truck Leasing Company LP 144A	2.50	6-15-2019	125,000	123,717
Penske Truck Leasing Company LP 144A	3.05	1-9-2020	50,000	50,183
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	105,000	101,669

				275,569

Trading Companies & Distributors: 0.02%
W.W. Grainger Incorporated	4.60	6-15-2045	15,000	14,959

Information Technology: 0.73%

Communications Equipment: 0.09%
Cisco Systems Incorporated	3.00	6-15-2022	80,000	79,254

Electronic Equipment, Instruments & Components: 0.09%
L-3 Communications Corporation	3.95	5-28-2024	80,000	77,656

Software: 0.26%
Oracle Corporation	2.50	5-15-2022	100,000	97,006
Oracle Corporation	2.95	5-15-2025	65,000	62,510
Oracle Corporation	3.90	5-15-2035	25,000	23,177
Oracle Corporation	4.13	5-15-2045	40,000	37,071
Oracle Corporation	4.38	5-15-2055	15,000	13,929

				233,693

Technology Hardware, Storage & Peripherals: 0.29%
Apple Incorporated	2.70	5-13-2022	210,000	207,653
Apple Incorporated	4.38	5-13-2045	45,000	44,247

				251,900

Materials: 0.30%

Chemicals: 0.23%
Albemarle Corporation	5.45	12-1-2044	65,000	64,837

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Eastman Chemical Company	3.80%	3-15-2025	$30,000	$29,901
Eastman Chemical Company	4.65	10-15-2044	40,000	37,758
Mosaic Company	5.45	11-15-2033	30,000	31,848
Mosaic Company	5.63	11-15-2043	35,000	37,164

				201,508

Metals & Mining: 0.03%
Vale Overseas Limited	8.25	1-17-2034	25,000	27,545

Paper & Forest Products: 0.04%
International Paper Company	5.15	5-15-2046	35,000	33,505

Telecommunication Services: 1.12%

Diversified Telecommunication Services: 1.12%
AT&T Incorporated	3.00	6-30-2022	165,000	159,163
AT&T Incorporated	3.40	5-15-2025	150,000	142,421
AT&T Incorporated	4.30	12-15-2042	25,000	21,351
AT&T Incorporated	4.35	6-15-2045	15,000	12,799
AT&T Incorporated	4.50	5-15-2035	55,000	50,411
AT&T Incorporated	4.75	5-15-2046	50,000	45,265
Verizon Communications Incorporated	2.50	9-15-2016	105,000	106,694
Verizon Communications Incorporated 144A	4.27	1-15-2036	57,000	51,125
Verizon Communications Incorporated	4.40	11-1-2034	113,000	105,762
Verizon Communications Incorporated	4.86	8-21-2046	305,000	284,423

				979,414

Utilities: 1.46%

Electric Utilities: 1.04%
Alabama Power Company	3.75	3-1-2045	60,000	53,693
American Electric Power Company	1.65	12-15-2017	130,000	130,127
Appalachian Power Company	4.45	6-1-2045	70,000	66,909
Commonwealth Edison Company	3.70	3-1-2045	20,000	17,885
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	40,000	38,787
Exelon Corporation	2.85	6-15-2020	60,000	60,254
Exelon Corporation	3.95	6-15-2025	60,000	60,263
Niagara Mohawk Power Corporation 144A	4.28	10-1-2034	60,000	59,694
PacifiCorp	3.60	4-1-2024	110,000	113,409
Potomac Electric Power Company	4.15	3-15-2043	50,000	48,032
Potomac Electric Power Company	3.60	3-15-2024	55,000	56,164
Public Service Company of Colorado	4.30	3-15-2044	30,000	30,112
Public Service Electric & Gas Company	3.05	11-15-2024	50,000	49,395
Southwestern Electric Power Company	3.55	2-15-2022	40,000	41,205
Southwestern Electric Power Company	3.90	4-1-2045	55,000	47,695
Virginia Electric & Power Company	4.45	2-15-2044	35,000	35,016

				908,640

Multi-Utilities: 0.42%
Ameren Illinois Company	4.30	7-1-2044	15,000	14,836
Berkshire Hathaway Energy	4.50	2-1-2045	60,000	58,400

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Dominion Resources Incorporated	4.70%	12-1-2044	$60,000	$58,258
Pacific Gas & Electric Corporation	3.25	6-15-2023	45,000	44,656
Puget Energy Incorporated	6.00	9-1-2021	145,000	165,998
Puget Sound Energy Incorporated	4.30	5-20-2045	30,000	29,716

				371,864

Total Corporate Bonds and Notes (Cost $16,187,338)				15,896,926

Municipal Obligations: 0.99%

California: 0.28%
California Build America Bonds (GO)	7.60	11-1-2040	80,000	118,537
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	90,000	124,526

				243,063

Nevada: 0.20%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	130,000	175,683

New Jersey: 0.18%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	119,000	159,847

New York: 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	120,000	114,875

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	36,000	34,571

Texas: 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	104,000	139,690

Total Municipal Obligations (Cost $736,738)				867,729

Non-Agency Mortgage-Backed Securities: 5.32%
Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93	7-10-2045	5,614	5,610
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	100,000	110,750
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13	11-10-2046	31,000	33,094
Citigroup Commercial Mortgage Trust Series 2013-GC31 Class AS (a)%%	4.01	6-10-2045	43,000	44,287
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A2	2.35	5-15-2045	84,097	85,668
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	35,000	36,190
Commercial Mortgage Pass-Through Certificate Series 2015-LC21 Class A4	3.71	7-10-2048	76,000	77,891
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	138,000	149,326
Commercial Mortgage Pass-Through Certificate Trust Series 2012-CR4 Class A2	1.80	10-15-2045	30,000	30,166
Commercial Mortgage Pass-Through Certificate Trust Series 2012-UBS5 Class A3	3.55	9-10-2047	35,000	36,483
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class A4	4.05	10-10-2046	19,000	20,280
Commercial Mortgage Pass-Through Certificate Trust Series 2014-C4 Class A5	3.69	8-10-2047	156,000	160,028
Commercial Mortgage Pass-Through Certificate Trust Series 2014-CR18 Class ASB	3.45	7-15-2047	58,000	60,249
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS3 Class A4	3.82	6-10-2047	73,000	75,974
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS5 Class A4	3.84	9-10-2047	50,000	51,899
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS6 Class AM ±	4.05	12-10-2047	120,000	123,878
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS6 Class ASB	3.39	12-10-2047	24,000	24,653
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	1,743	1,741
CSAIL Commercial Mortgage Trust Series 2015-C2 Class AS	3.85	6-15-2057	90,000	91,085

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB	3.22%	6-15-2057	$178,000	$181,610
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	83,592	84,509
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	111,000	121,678
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	56,163	56,232
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	73,823	74,428
GS Mortgage Securities Trust Series 2012-GC6 Class A1	1.28	1-10-2045	1,760	1,763
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	21,716	21,753
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	108,000	109,680
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	20,108	20,081
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	22,000	23,341
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	60,000	63,055
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	67,000	70,162
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	71,000	72,865
GS Mortgage Securities Trust Series 2015-GC28 Class A5	3.40	2-10-2048	25,000	25,000
GS Mortgage Securities Trust Series 2015-GC28 Class AS	3.76	2-10-2048	60,000	59,892
GS Mortgage Securities Trust Series 2015-GC30 Class A3	3.12	5-10-2050	82,000	80,579
GS Mortgage Securities Trust Series 2015-GC30 Class AAB	3.12	5-10-2050	64,000	64,485
GS Mortgage Securities Trust Series 2015-GC30 Class AS	3.78	5-10-2050	79,000	78,980
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	322,590	365,657
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	3,857	3,862
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB14 Class A4 ±	5.48	12-12-2044	31,259	31,553
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A3 144A	4.07	11-15-2043	266,000	285,353
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	59,748	61,501
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C4 Class A3 144A	4.11	7-15-2046	117,000	124,032
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A2	1.68	12-15-2047	39,000	39,165
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C25 Class ASB	3.41	11-15-2047	15,000	15,415
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A3	2.91	10-15-2048	47,000	45,507
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class ASB	3.04	10-15-2048	64,000	64,090
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C29 Class A4	3.61	5-15-2048	65,000	66,136
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C29 Class AS ±	3.92	5-15-2048	31,000	31,568
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C22 Class A4	3.80	9-15-2047	36,000	37,258
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-IVR2 Class A2 144A±	2.77	1-25-2045	91,974	92,853
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	108,501	108,923
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	39,000	39,254
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A3	3.05	5-15-2046	39,000	38,102
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A3	3.45	7-15-2050	140,000	141,049
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	194,197	197,403
Morgan Stanley Capital I Trust Series 2015-MS1 Class A3%%	3.51	5-15-2048	38,000	38,378
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	74,146	75,667
Structured Agency Credit Risk Debt Note Series 2015-DN1 Class M1 ±	1.44	1-25-2025	222,222	222,009
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	63,000	63,924
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	33,000	33,274

Total Non-Agency Mortgage-Backed Securities (Cost $4,622,020)				4,651,278

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 30.19%
U.S. Treasury Bond	2.50%	2-15-2045	$427,000	$374,026
U.S. Treasury Bond	3.00	11-15-2044	57,000	55,490
U.S. Treasury Bond	3.00	5-15-2045	379,000	369,643
U.S. Treasury Bond	3.13	2-15-2043	415,000	413,606
U.S. Treasury Bond	3.38	5-15-2044	64,000	66,905
U.S. Treasury Bond	3.63	8-15-2043	485,000	531,113
U.S. Treasury Bond	3.63	2-15-2044	498,000	545,076
U.S. Treasury Bond	3.75	11-15-2043	209,000	233,982
U.S. Treasury Bond	4.50	8-15-2039	384,000	478,770
U.S. Treasury Note ##	0.63	12-15-2016	63,000	63,118
U.S. Treasury Note	0.63	2-15-2017	1,150,000	1,151,168
U.S. Treasury Note ##	0.63	5-31-2017	739,000	738,596
U.S. Treasury Note ##	0.63	9-30-2017	1,243,000	1,239,213
U.S. Treasury Note	0.75	10-31-2017	807,000	805,928
U.S. Treasury Note	0.75	4-15-2018	2,675,000	2,659,330
U.S. Treasury Note	0.88	1-31-2017	520,000	522,681
U.S. Treasury Note	0.88	4-30-2017	808,000	811,851
U.S. Treasury Note ##	0.88	7-15-2017	176,000	176,687
U.S. Treasury Note ##	0.88	8-15-2017	2,644,000	2,653,296
U.S. Treasury Note	1.00	9-15-2017	712,000	715,949
U.S. Treasury Note	1.00	5-15-2018	493,000	493,231
U.S. Treasury Note	1.13	6-15-2018	340,000	341,089
U.S. Treasury Note	1.38	3-31-2020	94,000	93,001
U.S. Treasury Note	1.38	4-30-2020	1,461,000	1,443,765
U.S. Treasury Note	1.50	1-31-2019	1,279,000	1,289,792
U.S. Treasury Note	1.50	5-31-2019	406,000	408,030
U.S. Treasury Note	1.50	10-31-2019	394,000	393,877
U.S. Treasury Note	1.50	5-31-2020	380,000	377,536
U.S. Treasury Note	1.63	6-30-2019	741,000	747,484
U.S. Treasury Note	1.63	7-31-2019	238,000	239,897
U.S. Treasury Note	1.63	6-30-2020	810,000	809,177
U.S. Treasury Note ##	1.75	9-30-2019	2,897,000	2,929,365
U.S. Treasury Note	1.88	5-31-2022	209,000	206,469
U.S. Treasury Note	2.13	6-30-2022	248,000	248,794
U.S. Treasury Note	2.13	5-15-2025	593,000	581,279
U.S. Treasury Note	2.50	5-15-2024	807,000	819,735
U.S. Treasury Note	2.63	8-15-2020	350,000	365,832

Total U.S. Treasury Securities (Cost $26,304,676)				26,394,781

Yankee Corporate Bonds and Notes: 4.72%

Consumer Discretionary: 0.18%

Media: 0.12%
British Sky Broadcasting Group plc 144A	3.75	9-16-2024	105,000	102,358

Textiles, Apparel & Luxury Goods: 0.06%
LVMH Moet Hennessy Louis Vuitton SA 144A	1.63	6-29-2017	53,000	53,322

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 0.51%

Beverages: 0.20%
Pernod Ricard SA 144A	5.75%	4-7-2021	$150,000	$168,717

Tobacco: 0.31%
BAT International Finance plc 144A	2.75	6-15-2020	145,000	145,959
BAT International Finance plc 144A	3.95	6-15-2025	125,000	126,224

				272,183

Energy: 1.04%

Energy Equipment & Services: 0.08%
Ensco plc «	5.20	3-15-2025	25,000	24,716
TransCanada Trust ±	5.63	5-20-2075	45,000	45,394

				70,110

Oil, Gas & Consumable Fuels: 0.96%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	60,000	53,798
Ecopetrol SA	5.38	6-26-2026	85,000	84,150
Ecopetrol SA	5.88	5-28-2045	45,000	39,713
Ecopetrol SA	7.38	9-18-2043	45,000	47,169
Petrobras Global Finance BV	4.88	3-17-2020	100,000	95,084
Petrobras Global Finance BV	6.25	3-17-2024	30,000	28,964
Petrobras Global Finance BV	7.25	3-17-2044	20,000	18,589
Petroleos Mexicanos Company	2.38	4-15-2025	120,000	121,007
Petroleos Mexicanos Company 144A	4.50	1-23-2026	40,000	39,096
Petroleos Mexicanos Company 144A	5.63	1-23-2046	65,000	60,691
Statoil ASA	2.90	11-8-2020	95,000	97,335
Talisman Energy Incorporated	3.75	2-1-2021	65,000	64,286
Weatherford International Limited	4.50	4-15-2022	45,000	42,212
Weatherford International Limited	5.95	4-15-2042	60,000	50,573

				842,667

Financials: 1.89%

Banks: 1.45%
Barclays plc	3.65	3-16-2025	200,000	189,160
Credit Agricole SA 144A	4.38	3-17-2025	200,000	191,584
DNB Boligkreditt AS 144A	2.00	5-28-2021	200,000	198,136
ING Bank NV 144A	5.80	9-25-2023	90,000	98,149
Japan Bank for International Cooperation	1.75	5-28-2020	200,000	198,114
Lloyds TSB Bank plc	3.50	5-14-2025	100,000	98,030
Stadshypotek AB 144A	1.75	4-9-2020	305,000	300,534

				1,273,707

Consumer Finance: 0.24%
Volkswagen International Finance NV 144A	1.13	11-18-2016	210,000	210,277

Diversified Financial Services: 0.15%
Shell International Finance BV	2.13	5-11-2020	70,000	69,835
Shell International Finance BV	4.13	5-11-2035	45,000	43,913

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Shell International Finance BV	4.38%	5-11-2045	$15,000	$14,749

				128,497

Insurance: 0.05%
AON Corporation	4.75	5-15-2045	45,000	43,217

Health Care: 0.30%

Pharmaceuticals: 0.30%
Actavis Funding SCS	2.35	3-12-2018	70,000	70,372
Actavis Funding SCS	3.00	3-12-2020	90,000	90,244
Actavis Funding SCS	3.80	3-15-2025	35,000	34,329
Actavis Funding SCS	4.75	3-15-2045	75,000	71,091

				266,036

Industrials: 0.18%

Aerospace & Defense: 0.05%
Embraer Netherlands Finance BV	5.05	6-15-2025	45,000	45,000

Electrical Equipment: 0.13%
Siemens Financieringsmaatschappij NV 144A	2.15	5-27-2020	70,000	69,065
Siemens Financieringsmaatschappij NV 144A	3.25	5-27-2025	45,000	44,138

				113,203

Materials: 0.35%

Chemicals: 0.09%
LYB International Finance BV	4.88	3-15-2044	40,000	38,725
LyondellBasell Industries NV	4.63	2-26-2055	40,000	35,087

				73,812

Metals & Mining: 0.26%
Barrick Gold Corporation	4.10	5-1-2023	45,000	43,705
Rio Tinto Finance USA Limited	3.75	6-15-2025	85,000	83,678
Teck Resources Limited	3.75	2-1-2023	35,000	30,071
Xstrata Finance Canada 144A	2.05	10-23-2015	71,000	71,182

				228,636

Telecommunication Services: 0.27%

Wireless Telecommunication Services: 0.27%
America Movil SAB de CV	3.13	7-16-2022	235,000	231,860

Total Yankee Corporate Bonds and Notes (Cost $4,210,034)				4,123,602

Yankee Government Bonds: 1.41%
Hashemite Kingdom of Jordan	2.58	6-30-2022	201,000	202,005
Province of Ontario	1.88	5-21-2020	125,000	124,491
Republic of Paraguay 144A	6.10	8-11-2044	100,000	101,250
Republic of Slovenia 144A	5.25	2-18-2024	200,000	218,000
Slovak Republic 144A	4.38	5-21-2022	375,000	408,873

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
United Mexican States	5.75%	10-12-2049	$185,000	$182,225

Total Yankee Government Bonds (Cost $1,192,706)				1,236,844

	Yield		Shares
Short-Term Investments: 3.97%

Investment Companies: 3.97%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13		24,411	24,411
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.12		3,444,333	3,444,333

Total Short-Term Investments (Cost $3,468,744)				3,468,744

Total investments in securities (Cost $97,358,018) *	111.39%	97,389,502
Other assets and liabilities, net	(11.39)	(9,959,613)

Total net assets	100.00%	$87,429,889

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security is segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $97,597,464 and unrealized gains (losses) consists of:

Gross unrealized gains	$755,481
Gross unrealized losses	(963,443)

Net unrealized losses	$(207,962)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	25

Assets
Investments
In unaffiliated securities (including $23,921 of securities loaned), at value (cost $93,889,274)	$93,920,758
In affiliated securities, at value (cost $3,468,744)	3,468,744

Total investments, at value (cost $97,358,018)	97,389,502
Receivable for investments sold	16,447,429
Principal paydown receivable	1,613
Receivable for Fund shares sold	101,414
Receivable for interest	382,534
Receivable for securities lending income	8
Prepaid expenses and other assets	2,730

Total assets	114,325,230

Liabilities
Payable for investments purchased	26,710,719
Payable for Fund shares redeemed	66,725
Payable upon receipt of securities loaned	24,411
Advisory fee payable	25,293
Distribution fee payable	18,054
Administration fee payable	9,388
Accrued expenses and other liabilities	40,751

Total liabilities	26,895,341

Total net assets	$87,429,889

NET ASSETS CONSIST OF
Paid-in capital	$90,187,216
Undistributed net investment income	13,543
Accumulated net realized losses on investments	(2,802,354)
Net unrealized gains on investments	31,484

Total net assets	$87,429,889

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$87,429,889
Shares outstanding – Class 2[1]	8,381,356
Net asset value per share – Class 2	$10.43

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Total Return Bond Fund	Statement of operations—six months ended June 30, 2015 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $118)	$946,216
Income from affiliated securities	2,015
Securities lending income, net	66

Total investment income	948,297

Expenses
Advisory fee	178,075
Administration fee	57,874
Distribution fee
Class 2	111,297
Custody and accounting fees	26,003
Professional fees	23,057
Shareholder report expenses	11,398
Trustees’ fees and expenses	6,968
Other fees and expenses	4,169

Total expenses	418,841
Less: Fee waivers and/or expense reimbursements	(18,173)

Net expenses	400,668

Net investment income	547,629

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	603,581
Net change in unrealized gains (losses) on investments	(1,309,358)

Net realized and unrealized gains (losses) on investments	(705,777)

Net decrease in net assets resulting from operations	$(158,148)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Total Return Bond Fund	27

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment income		$547,629		$1,192,314
Net realized gains on investments		603,581		1,761,202
Net change in unrealized gains (losses) on investments		(1,309,358)		2,039,702

Net increase (decrease) in net assets resulting from operations		(158,148)		4,993,218

Distributions to shareholders from
Net investment income – Class 2		(547,873)		(1,240,908)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	513,307	5,453,265	1,245,757	12,903,246
Reinvestment of distributions – Class 2	51,983	547,873	119,606	1,240,908
Payment for shares redeemed – Class 2	(738,001)	(7,801,752)	(1,765,773)	(18,312,667)

Net decrease in net assets resulting from capital share transactions		(1,800,614)		(4,168,513)

Total decrease in net assets		(2,506,635)		(416,203)

Net assets
Beginning of period		89,936,524		90,352,727

End of period		$87,429,889		$89,936,524

Undistributed net investment income		$13,543		$13,787

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage VT Total Return Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
CLASS 2		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.51	$10.09	$10.82	$10.54	$10.41	$10.34
Net investment income	0.06	0.14	0.12	0.15	0.22	0.29
Net realized and unrealized gains (losses) on investments	(0.08)	0.42	(0.38)	0.48	0.62	0.43

Total from investment operations	(0.02)	0.56	(0.26)	0.63	0.84	0.72
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.13)	(0.15)	(0.28)	(0.36)
Net realized gains	0.00	0.00	(0.34)	(0.20)	(0.43)	(0.29)

Total distributions to shareholders	(0.06)	(0.14)	(0.47)	(0.35)	(0.71)	(0.65)
Net asset value, end of period	$10.43	$10.51	$10.09	$10.82	$10.54	$10.41
Total return[2]	(0.15)%	5.59%	(2.43)%	6.10%	8.31%	7.04%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.92%	0.93%	0.94%	0.91%	0.91%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.88%	0.86%
Net investment income	1.23%	1.31%	1.19%	1.37%	2.09%	2.76%
Supplemental data
Portfolio turnover rate	293%	593%	613%	574%	843%	838%
Net assets, end of period (000s omitted)	$87,430	$89,937	$90,353	$91,858	$87,138	$85,416

[1]	After the close of business of July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	29

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

30	Wells Fargo Advantage VT Total Return Bond Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	31

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,283,804 expiring in 2016.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$27,871,403	$0	$27,871,403

Asset-backed securities	0	12,878,195	0	12,878,195

Corporate bonds and notes	0	15,896,926	0	15,896,926

Municipal obligations	0	867,729	0	867,729

Non-agency mortgage-backed securities	0	4,651,278	0	4,651,278

U.S. Treasury securities	26,394,781	0	0	26,394,781

Yankee corporate bonds and notes	0	4,123,602	0	4,123,602

Yankee government bonds	0	1,236,844	0	1,236,844

Short-term investments
Investment companies	3,444,333	24,411	0	3,468,744
Total assets	$29,839,114	$67,550,388	$0	$97,389,502

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

32	Wells Fargo Advantage VT Total Return Bond Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended June 30, 2015, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fee

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual administration fee starting at 0.13% and declining to 0.11% as the average daily net assets of the Fund increase.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$240,570,351	$43,150,051	$240,890,958	$42,550,526

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $49 in commitment fees.

For the six months ended June 30, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	33

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Advantage VT Total Return Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	35

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

36	Wells Fargo Advantage VT Total Return Bond Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement applicable to Fund-level administrative services (the “Administration Agreement”). The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

Other information (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	37

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class 2) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Barclays U.S. Aggregate Bond Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the Management Rate includes transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was lower than the average rates for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

38	Wells Fargo Advantage VT Total Return Bond Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management and the Sub-Adviser, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole.

Funds Management and the Sub-Adviser explained the methodologies and estimates that they used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or the Sub-Adviser to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage VT Total Return Bond Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235293 08-15 SVT9/SAR146 06-15

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Variable Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 24, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	August 24, 2015